JANUS EQUITY FUNDS

INFORME ANUAL DE 1999

     Janus Fund                              Janus Mercury Fund
     Janus Balanced Fund                     Janus Olympus Fund
     Janus Enterprise Fund                   Janus Overseas Fund
     Janus Equity Income Fund                Janus Special Situations Fund
     Janus Global Life Sciences Fund         Janus Twenty Fund
     Janus Global Technology Fund            Janus Venture Fund
     Janus Growth and Income Fund            Janus Worldwide Fund


Este documento se presenta solamente para efectos informativos, siendo el prospecto en ingles el prospecto oficial para todos los efectos.

[JANUS -- LOGO]

JANUS EQUITY FUNDS

              A nuestros accionistas.........................................  1
              Comentario del Administrador de Cartera y Lista de Inversiones
                 Janus Fund..................................................  2
Indice           Janus Balanced Fund.........................................  6
                 Janus Enterprise Fund....................................... 11
                 Janus Equity Income Fund.................................... 14
                 Janus Global Life Sciences Fund............................. 18
                 Janus Global Technology Fund................................ 21
                 Janus Growth and Income Fund................................ 25
                 Janus Mercury Fund.......................................... 30
                 Janus Olympus Fund.......................................... 34
                 Janus Overseas Fund......................................... 38
                 Janus Special Situations Fund............................... 42
                 Janus Twenty Fund........................................... 45
                 Janus Venture Fund.......................................... 48
                 Janus Worldwide Fund........................................ 52
              Estados de operaciones......................................... 56
              Estados del activo y pasivo.................................... 58
              Estados de cambios en el activo neto........................... 60
              Datos financieros mas importantes.............................. 64
              Notas a las listas de inversiones.............................. 71
              Notas a los estados financieros................................ 73
              Explicaciones de diagramas y tablas............................ 76
              Informe de los contadores independientes....................... 79
              La cuestion del Ano 2000....................................... 79


                                                                    [JANUS LOGO]

A NUESTROS ACCIONISTAS

Tom Bailey
Presidente del consejo

No sucede a menudo que los mercados financieros se muevan de niveles sustanciales minimos a niveles de altura jamas alcanzados antes dentro de un periodo de apenas 12 meses. No obstante, eso fue justamente lo que ocurrio en los mercados de renta variable mundiales durante este pasado ejercicio fiscal.

Despues de comenzar el periodo a niveles deprimidos -consecuencia de la crisis crediticia que ocurrio el pasado otono a nivel mundial- los mercados cobraron impetu a fines de 1998, impulsados por una serie de reducciones en los tipos de interes a nivel mundial que ayudaron a estabilizar a las economias alrededor del mundo. Una economia estadounidense en vias de rapido crecimiento y ganancias empresariales robustas aportaron tambien a la recuperacion, permitiendo finalmente que la misma se desarrollara por completo, llevando a varias acciones, en el mes de agosto, a niveles record.

A pesar de la ausencia de inflacion, ayudada en parte por avances continuos en la tecnologia, el rapido ritmo de crecimiento de la economia estadounidense llevo, a fines del periodo, a un nerviosismo generalizado entre los inversionistas, convenciendolos que se podrian vislumbrar precios mas altos. A su vez, en junio, los formuladores de politica de la Reserva Federal aumentaron los tipos de interes a corto plazo por un cuarto de un punto, y luego volvieron a aumentarlos por monto igual en agosto -dos medidas ampliamente previstas que ya habian sido tomadas en cuenta en los precios de la mayoria de las acciones y que, por lo tanto, tuvieron un impacto minimo en el mercado.

A la fecha de esta publicacion, las opiniones estan divididas en cuanto a la necesidad de aumentar aun mas los tipos de interes. A mi parecer, una desaceleracion economica seria positiva para el mercado, ya que permitiria que las ganancias de las companias se pusieran a la par con sus multiplos de precios. Al respecto, me animo el intento de la Reserva Federal de moderar el crecimiento y mantener la inflacion bajo control.

En vista de la volatilidad que hemos experimentado durante este ejercicio fiscal, me complacen muchisimo los fuertes resultados registrados por nuestros fondos. Este rendimiento es prueba evidente de nuestro exito en seguir identificando a companias dinamicas y visionarias capaces de crecer en cualquier entorno economico.

Para concluir, quisiera recordarles que todas las decisiones que tomamos en Janus son motivadas por el objetivo de que todos nuestros fondos brinden un rendimiento superior. Teniendo presente este objetivo, anunciamos recientemente varios ascensos importantes en nuestro equipo de inversion, incluyendo el de Jim Craig a director principal de inversiones y director de investigaciones, de tiempo completo, en cuyos cargos Jim dirigira el fortalecimiento continuo de nuestra seleccion colectiva de acciones. Debido a sus responsabilidades mas amplias, Jim renunciara a sus responsabilidades de administracion de cartera, encomendandole el Janus Fund a Blaine Rollins quien, a su vez, entregara sus deberes de administracion de los Fondos Janus Equity Income y Janus Balanced a Karen Reidy. Mientras tanto, Jim entregara sus funciones de co-administrador de cartera del Janus Venture Fund, las cuales seran asumidas plenamente por Jonathan Coleman y Will Bales. Tengo plena confianza en que cada uno de estos individuos esta listo para este nuevo capitulo en sus carreras y considero que estos cambios ayudaran a Janus a seguir brindando un rendimiento superior durante muchos anos.

Como siempre, les agradezco su confianza en Janus.

/s/ Tom

Tom Bailey



El rendimiento en el pasado no garantiza los resultados en el futuro.

                                   Janus Equity Funds / 31 de octubre de 1999  1

JANUS FUND

James Craig
administrador de cartera

El Janus Fund registro un rendimiento impresionante del 56.75% durante el ejercicio finalizado el 31 de octubre de 1999, muy por encima del de su indice de referencia, el S&P 500 Index, el cual registro un rendimiento del 25.66%.(1) Estos resultados permitieron que el Fondo mantuviera una posicion en el cuartil mas alto en el periodo de 12 meses, colocandolo en el rango 50 de entre 278 fondos de apreciacion de capital sondeados por Lipper, Inc., una de las principales companias de calificacion de fondos.(2)

Aunque las ganancias sustanciales del Fondo pueden atribuirse a nuestro exito en identificar acciones que producen buenos rendimientos en cualquier entorno economico, considero que, en cierta medida, estas ganancias reflejan tambien un periodo algo inusual. Por ejemplo, consideremos que al principio del periodo, los mercados financieros se encontraban a niveles sumamente bajos, sufriendo las repercusiones de la debacle de la deuda rusa y la crisis crediticia a nivel mundial que esta provoco. Sin embargo, despues de una serie de reducciones en los tipos de interes a nivel mundial a finales del ano 1998, los mercados se recuperaron. Otro factor que aporto aun mas a la recuperacion fue las fuertes ganancias de las empresas, las cuales impulsaron a los mercados a niveles mucho mas altos, a pesar de dos aumentos en los tipos de interes por parte de la Reserva Federal a finales del periodo.

No obstante los hechos macroeconomicos, nos mantuvimos firmes en nuestra estrategia de invertir en companias dinamicas y visionarias que aporten al crecimiento global de la economia. Siguiendo esta linea, las ponderaciones mas grandes del Fondo fueron en los grupos de la tecnologia, el cable y los medios de comunicacion.

Las acciones de tecnologia fueron sin duda las que produjeron el rendimiento mas fuerte para el Fondo. Al depender los negocios cada vez mas de tecnologias vinculadas a la Internet a fin de aumentar la produccion y reducir los costos, companias como Cisco Systems y Sun Microsystems, dos de las posiciones mas grandes del Fondo, continuan beneficiandose. En terminos sencillos, Cisco es la Internet, y domina facilmente el mercado de equipos de comunicaciones de datos. Mientras tanto, el intenso enfoque de Sun en la optimizacion de sistemas de computadora para el comercio electronico ha permitido que la compania aventaje facilmente a sus competidores. Fuera del universo de la Internet, las empresas que mejor rendimiento produjeron para el Fondo incluyeron a las companias de semiconductores Texas Instruments, Linear Technology y Maxim Integrated Products. Las tecnologias y los productos avanzados desarrollados por estas tres companias permiten la miniaturizacion de dispositivos, tales como computadoras, videocamaras y telefonos inalambricos, haciendo posible a la vez, la transmision a mayores velocidades de datos y voz.

Otras companias que aportaron a nuestras ganancias globales fueron las operadoras de cable Comcast Corporation y Cox Communications, las cuales estan cumpliendo su promesa de proporcionar una variedad de servicios nuevos a traves de una sola plataforma. De hecho, dentro de poco, los suscriptores podran comprar en la Internet, recibir transmisiones en directo de eventos deportivos nacionales o elegir entre cientos de canales -- todo a traves de su conexion de cable. Otra compania que esta aprovechando el resurgimiento del cable es el conglomerado de los medios de difusion, Time Warner, uno de los mayores proveedores de programacion y una de las posiciones grandes del Fondo.

Varias de nuestras otras tenencias de medios de comunicacion se revalorizaron tambien, sobre todo nuestras acciones de television y radio. Tenemos, por ejemplo, a Univision Communications, la red de television de habla hispana mas grande del mundo. Aqui en los Estados Unidos, la poblacion hispana es una de las audiencias que crece mas rapidamente, motivando a los anunciantes a asignar una mayor parte de sus presupuestos a Univision. Al mismo tiempo, las radiodifusoras registran una impresionante tasa de crecimiento anual promedio en la publicidad, del 15% al 18%. Aunque Clear Channel


PERFIL DE LA CARTERA               31 DE OCTUBRE DE 1999   31 DE OCTUBRE DE 1998
--------------------------------------------------------------------------------
Valores de renta variable                          94.5%                   91.8%
  Extranjeros                                       8.7%                    4.6%
  Europeos                                          4.8%                    2.9%
Los 10 principales valores de
  renta variable (% de los activos)                40.9%                   44.4%
Numero de acciones                                    62                      55
Efectivo y equivalentes a efectivo                  5.5%                    8.2%
--------------------------------------------------------------------------------


LAS 5 PRINCIPALES
INDUSTRIAS                         31 DE OCTUBRE DE 1999   31 DE OCTUBRE DE 1998
--------------------------------------------------------------------------------
Television por cable                                8.2%                   14.6%
Operaciones diversificadas                          7.3%                    5.8%
Multimedios                                         7.2%                    7.8%
Computadoras -- Micro                               6.6%                    2.5%
Circuitos                                           5.7%                    1.8%
--------------------------------------------------------------------------------

LAS 10 PRINCIPALES
TENENCIAS DE RENTA VARIABLE        31 DE OCTUBRE DE 1999   31 DE OCTUBRE DE 1998
--------------------------------------------------------------------------------
Time Warner, Inc.                                   5.8%                    5.5%
Comcast Corp. -- Clase especial A                   5.7%                    5.4%
Sun Microsystems, Inc.                              5.5%                      --
Cisco Systems, Inc.                                 4.2%                    5.7%
Tyco International, Ltd.                            3.6%                    4.2%
General Electric Co.                                3.5%                    1.6%
Texas Instruments, Inc.                             3.3%                    1.8%
Bank of New York Company, Inc.                      3.3%                    3.0%
American Express Co.                                3.0%                      --
Linear Technology Corp.                             3.0%                    2.2%
--------------------------------------------------------------------------------

(1)  Todos los rendimientos incluyen dividendos reinvertidos.

(2) Lipper, Inc. define a un fondo de revalorizacion del capital como aquel que "procura la revalorizacion maxima del capital, lo que a menudo significa una tasa de movimiento de la cartera del 100% o mas, apalancamiento (leveraging), la compra de valores no registrados, la compra de opciones, etc. El fondo podra asumir posiciones grandes en efectivo". Al 31 de octubre de 1999, el Janus Fund figuraba en el 15(0) rango de entre 102 fondos de revalorizacion del capital en el periodo de 5 anos y el 7(0) de entre 54 fondos en el periodo de 10 anos. Esta calificacion por rangos se basa en el rendimiento total, incluyendo la reinversion de dividendos y ganancias de capital durante el periodo indicado.

     El rendimiento en el pasado no garantiza los resultados en el futuro.

2  Janus Equity Funds / 31 de octubre de 1999

Communications e Infinity Broadcasting son algunas de las companias que se benefician de esta tendencia, las mismas aprovechan tambien la consolidacion de esta industria, llevando a que nuestras posiciones en ambas aumentaran sustancialmente.

Desafortunadamente, no todas nuestras acciones aportaron rendimientos solidos al Fondo. Una de las que mas decepciono fue McKesson HBOC, un proveedor de tecnologia de administracion e informacion de suministros farmaceuticos para la industria de atencion a la salud. Las acciones de McKesson bajaron al anunciarse irregularidades contables en su division de software, y, en consecuencia, liquidamos nuestra posicion, incurriendo en una perdida.

Mirando hacia el futuro, falta ver si la amenaza de la inflacion requerira aumentos adicionales en los tipos de interes -- una incertidumbre que podria crear una volatilidad a corto plazo en los mercados. Sin embargo, en general, consideramos que las acciones ya han tomado en cuenta este factor y que las companias de alto crecimiento en las que nos concentramos seguiran produciendo resultados fuertes.

Para concluir, quisiera comentar acerca de mi decision reciente de entregar la administracion del Janus Fund a mi colega, Blaine Rollins. La trayectoria de Blaine como administrador de cartera de los Fondos Janus Balanced y Janus Equity Income dice mucho acerca de sus habilidades para seleccionar acciones. Asimismo, habiendo trabajado durante muchos anos con Blaine en su cargo de administrador asistente de cartera del Janus Fund, puedo decir con toda la confianza que esta calificado de sobra para su nueva responsabilidad. Mientras tanto, mi papel evolucionara, ya que me desempenare no solo como director principal de inversiones, sino tambien como director de investigaciones, en donde estare en condiciones de afectar mas directamente al rendimiento para todos nuestros accionistas. Ha sido un placer haber trabajado para ustedes, y, como siempre, quiero darles las gracias por seguir invirtiendo en el Janus Fund.



RESUMEN DE RENDIMIENTO

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en valor de una inversion hipotetica de $10,000 en el Janus Fund y el "S&P 500 Index." El Janus Fund es representado por el area sombrado en verde. El "S&P 500 Index" es representado por la linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja el periodo de computacion desde su comienzo, 5 de febrero de 1970, hasta el 31 de octubre de 1999. Los cuadrantes superior derecho e inferior derecho reflejan el valor al final de la inversion hipotetica en el Janus Fund ($1,379,118) comparado al "S&P 500 Index" ($468,858).

Promedio del rendimiento total anual
de los periodos finalizados el 31 de octubre de 1999
Un ano, 56.75%
Cinco anos, 26.81%
Diez anos, 19.13%
Desde el 05/02/70*, 18.02%

=== JANUS FUND - $1,379,118

--- S&P 500 Index - $468,858

*La fecha de inicio del Fondo.
Fuente -- Lipper, Inc. 1999.

El rendimiento en el pasado no garantiza los resultados en el futuro. El rendimiento de la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran valer mas o menos que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y, por lo tanto, no refleja el costo de la administracion o las transacciones de la cartera.

LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
--------------------------------------------------------------------------------
Acciones ordinarias -- 94.5%
Productos de audio y video -- 0.3%
   1,090,505 Gemstar International Group, Ltd.*................ $     94,737,623

Automotriz -- Piezas y equipos de camiones -- 0.2%
   3,585,095 Federal-Mogul Corp.#..............................       90,075,512

Cervecera -- 1.0%
   4,970,390 Anheuser-Busch Companies, Inc.....................      356,936,132

Servicios de difusion y programacion -- 3.7%
  17,642,275 AT&T Corp./Liberty Media Group -- Clase A*........      700,177,789
   7,937,873 Clear Channel Communications, Inc.*...............      638,006,542
                                                                   1,338,184,331
Television por cable -- 8.2%
   3,351,470 Adelphia Communications Corp. -- Clase A*,#.......      183,074,049
  48,089,690 Comcast Corp. -- Clase especial A#................    2,025,778,191
  15,913,388 Cox Communications, Inc. -- Clase A*..............      723,064,567
                                                                   2,931,916,807
Telecomunicaciones celulares -- 4.5%
   5,290,550 Nextel Communications, Inc. -- Clase A*...........      455,979,278
       3,372 NTT Mobile Communications Network, Inc............       89,502,067
   3,451,830 Sprint Corp./PCS Group*...........................      286,286,151
  10,222,150 Vodafone AirTouch PLC (ADR).......................      490,024,316
   3,185,865 VoiceStream Wireless Corp.*.......................      314,604,169
                                                                   1,636,395,981
Productos quimicos -- De especialidad -- 0.1%
   1,094,400 Cytec Industries, Inc.*,#......................... $     28,249,200

Circuitos -- 5.7%
  15,225,430 Linear Technology Corp.#..........................    1,064,828,511
  12,481,900 Maxim Integrated Products, Inc.*,#................      985,289,981
                                                                   2,050,118,492
Bancos comerciales -- 1.3%
   9,964,830 Firstar Corp......................................      292,716,881
     259,900 M&T Bank Corp.....................................      128,780,450
     628,490 State Street Corp.................................       47,843,801
                                                                     469,341,132
Servicios comerciales -- 0.8%
   7,284,065 Paychex, Inc......................................      286,810,059

Software de computadora -- 1.7%
   6,604,740 Microsoft Corp.*..................................      611,351,246

Computadoras -- Dispositivos de memoria -- 0.1%
     570,555 EMC Corp.*.........................................      41,650,515

Computadoras -- Micro -- 6.6%
   3,546,425 Apple Computer, Inc.*..............................     284,157,303
   2,952,370 Dell Computer Corp.*...............................     118,463,846
  18,529,260 Sun Microsystems, Inc.*............................   1,960,627,324
                                                                   2,363,248,473

Vea Notas a las listas de inversiones.

                                   Janus Equity Funds / 31 de octubre de 1999  3

JANUS FUND


LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
--------------------------------------------------------------------------------
Cosmeticos y articulos de tocador -- 0.5%
   2,934,975 Colgate-Palmolive Co............................... $   177,565,987

Lineas de cruceros -- 0.2%
   1,573,800 Royal Caribbean Cruises, Ltd.......................      83,509,763

Procesamiento y administracion de datos -- 0.9%
   7,024,500 Automatic Data Processing, Inc.....................     338,493,094

Distribucion y mayoristas -- 1.4%
   6,403,832 Costco Wholesale Corp.*............................     514,307,758

Servicios financieros diversificados -- 0.7%
   4,470,000 Citigroup, Inc.....................................     241,938,750

Operaciones diversificadas -- 7.3%
   9,275,085 General Electric Co................................   1,257,353,710
  32,742,020 Tyco International, Ltd............................   1,307,634,424
                                                                   2,564,988,134

Componentes electronicos -- Semiconductores -- 3.4%
  13,234,160 Texas Instruments, Inc.............................   1,187,765,860

Finanzas -- Tarjeta de credito -- 3.0%
   7,051,110 American Express Co................................   1,085,870,940

Finanzas -- Banqueros/corredores de inversion -- 2.6%
  23,876,720 Charles Schwab Corp................................     929,699,785

Software para la Internet -- 1.6%
   4,400,000 America Online, Inc.*..............................     570,625,000

Seguro de vida y de salud -- 0.7%
  16,909,059 Prudential PLC**...................................     264,836,285

Medica -- Biomedicos y geneticos -- 1.1%
   2,776,600 Genentech, Inc.*...................................     404,689,450

Medica -- Medicamentos -- 2.7%
   7,679,715 Pfizer, Inc........................................     303,348,743
   4,666,235 Pharmacia & Upjohn, Inc............................     251,685,050
   8,498,790 Schering-Plough Corp...............................     420,690,105
                                                                     975,723,898

Instrumentos medicos -- 0.9%
   9,738,160 Medtronic, Inc.....................................     337,183,790

Bancos de centros monetarios -- 3.3%
  28,339,910 Bank of New York Company, Inc......................   1,186,733,731

Seguros de lineas multiples -- 2.8%
   9,797,683 American International Group, Inc..................   1,008,548,994

Multimedios -- 7.2%
  29,544,687 Time Warner, Inc...................................   2,058,895,375
  11,847,950 Viacom, Inc. -- Clase B*...........................     530,195,763
                                                                   2,589,091,138

Productos de redes -- 4.2%
  20,318,400 Cisco Systems, Inc.*...............................   1,503,561,600

Automatizacion y equipos de oficina -- 0.5%
   3,728,600 Pitney Bowes, Inc..................................     169,884,338

Suministros opticos -- 0.5%
   1,674,320 Allergan, Inc......................................     179,780,110

Ductos -- 2.9%
  25,583,370 Enron Corp.........................................   1,021,735,839

Seguros sobre bienes y contra siniestros -- 0.6%
   2,255,755 Progressive Corp...................................     208,798,322

Radio -- 0.9%
   8,897,825 Infinity Broadcasting Corp. -- Clase A*,#..........     307,531,077

Minoristas -- Productos de la construccion -- 0.8%
   3,607,950 Home Depot, Inc....................................     272,400,225

Minoristas -- De descuento -- 1.4%
   8,996,715 Wal-Mart Stores, Inc............................... $   510,001,282

Minoristas -- Materiales de oficina -- 0.9%
  13,968,945 Staples, Inc.*.....................................     309,935,966

Minoristas -- Restaurantes -- 0.6%
   4,886,560 McDonald's Corp....................................     201,570,600

Bancos superregionales -- 0.6%
   2,076,795 Northern Trust Corp................................     200,540,517

Equipos de telecomunicaciones -- 4.6%
  10,724,545 Lucent Technologies, Inc...........................     689,052,016
   2,028,280 Nokia Oyj..........................................     231,963,736
   6,394,031 Nokia Oyj (ADR)....................................     738,910,207
                                                                   1,659,925,959

Servicios de telecomunicaciones -- 0.3%
   1,550,000 NTL, Inc.*.........................................     116,831,250

Television -- 1.2%
   5,290,674 Univision Communications, Inc. -- Clase A*,#.......     450,037,957
--------------------------------------------------------------------------------
Total de acciones ordinarias (costo de $20,675,932,398)......... $33,873,122,902
--------------------------------------------------------------------------------
Pagares a corto plazo de empresas -- 0.8%
             Associates Corp. N.A.
    $ 800,000   5.30%, 01/11/99..................................        800,000
             Comerica Bank, Detroit
  135,000,000   5.29%, 01/11/99..................................    135,000,000
             JP Morgan Securities
   50,000,000   4.82%, 10/12/99..................................     49,738,917
             UBS Financial, Inc.
  100,000,000   4.90%, 13/12/99..................................     99,428,333
--------------------------------------------------------------------------------
Total de pagares a corto plazo de empresas
  (costo amortizado de $284,967,250).............................    284,967,250
--------------------------------------------------------------------------------
Depositos a plazo -- 1.7%
             SouthTrust Bank EDT
  596,500,000   5.1875%, 01/11/99 (costo de $596,500,000)........    596,500,000

Agencias del Gobierno de los EE.UU. -- 3.1%
             Fannie Mae:
  100,000,000   5.10%, 10/11/99..................................     99,872,500
  100,000,000   4.80%, 26/11/99..................................     99,666,667
   50,000,000   5.21%, 02/12/99..................................     49,775,681
  100,000,000   4.88%, 08/12/99..................................     99,486,111
  100,000,000   5.00%, 10/12/99..................................     99,458,333
   50,000,000   4.74%, 15/12/99..................................     49,682,222
   50,000,000   5.52%, 20/01/00..................................     49,392,000
  100,000,000   5.52%, 26/01/00..................................     98,693,000
  100,000,000   5.52%, 18/02/00..................................     98,334,000
   50,000,000   5.54%, 24/04/00..................................     48,663,000
             Sistema del Federal Home Loan Bank
  100,000,000   4.67%, 10/04/00..................................     97,620,000
             Freddie Mac:
  100,000,000   4.80%, 04/11/99..................................     99,960,000
   50,000,000   4.80%, 22/11/99..................................     49,860,000
   75,000,000   5.10%, 08/12/99..................................     74,606,104
--------------------------------------------------------------------------------
Total de agencias del Gobierno de los EE.UU.
  (costo de $1,115,329,229)......................................  1,115,069,618
--------------------------------------------------------------------------------
Total de inversiones (costo total de $22,672,728,877) -- 100.1%.. 35,869,659,770
--------------------------------------------------------------------------------
Pasivo, descontado el efectivo,
  las cuentas por cobrar y otros activos -- (0.1%)...............   (34,930,106)
--------------------------------------------------------------------------------
Activo neto -- 100%..............................................$35,834,729,664
--------------------------------------------------------------------------------

Vea Notas a las listas de inversiones.

4  Janus Equity Funds / 31 de octubre de 1999

RESUMEN DE INVERSIONES POR PAIS, 31 DE OCTUBRE DE 1999

PAIS                    % DE VALORES DE INVERSION               VALOR DE MERCADO
--------------------------------------------------------------------------------
Las Bermudas                                 3.6%                $ 1,307,634,424
Finlandia                                    2.7%                    970,873,943
Japon                                        0.3%                     89,502,067
Reino Unido                                  2.1%                    754,860,601
Estados Unidos++                            91.3%                 32,746,788,735
--------------------------------------------------------------------------------
Total                                      100.0%                $35,869,659,770
--------------------------------------------------------------------------------

++Incluye valores a corto plazo (85.7% excluidos los valores a corto plazo)


CONTRATOS DE DIVISAS A PLAZO, PENDIENTES DE EJECUCION AL 31 DE OCTUBRE DE 1999

                                                                       GANANCIA/
DIVISA VENDIDA Y              UNIDADES DE     VALOR DE DIVISA          (PERDIDA)
FECHA DE LIQUIDACION      DIVISA VENDIDAS              EN US$       NO REALIZADA
--------------------------------------------------------------------------------
Libra esterlina 07/04/00       80,000,000        $131,544,000           $920,000
--------------------------------------------------------------------------------
Total                                            $131,544,000           $920,000

Vea Notas a las listas de inversiones.

                                   Janus Equity Funds / 31 de octubre de 1999  5

JANUS BALANCED FUND

Blaine Rollins
administrador de cartera

El Janus Balanced Fund gano un 29.89% durante el ejercicio finalizado el 31 de octubre de 1999, ganandole al S&P 500 Index, el cual registro un rendimiento del 25.66%.(1) Esto ayudo a que el Fondo se colocara entre el 10% de los mejores fondos del mismo tipo, obteniendo el 7(0) lugar de entre 430 fondos equilibrados sondeados por Lipper, Inc., una de las principales companias de calificacion de fondos.(2)

Aunque la tendencia del mercado fue alcista, el mismo se volvio cauteloso durante el ano. La persistente fuerza de la economia estadounidense creo ansiedad acerca de un posible aumento subito en la inflacion, lo que a su vez llevo a tipos de interes mas altos a largo plazo. En este entorno de incertidumbre, la posicion de renta fija del Fondo, la cual constituia aproximadamente la mitad de la cartera, produjo un rendimiento inferior. Nuestras tenencias de bonos a plazo mediano del Tesoro y de empresas sufrieron en particular bajando el valor de su capital casi un 10%. Un hecho positivo fue nuestra seleccion de instrumentos especulativos atractivos, lo que ayudo a aumentar la rentabilidad.

Nuestras perdidas en los mercados de renta fija fueron compensadas de sobra por ganancias excelentes en los mercados de renta variable. Para eso, hay que darles las gracias a nuestro equipo de magnificos analistas de investigacion. Estos son los individuos que se pasan incontables horas analizando minuciosamente los datos financieros, y semanas viajando y visitando personalmente a nuestras companias. Sus esfuerzos han dado como resultado un rendimiento excepcionalmente satisfactorio.

Examinando ahora a nuestras tenencias, a pesar de que el Fondo tiene una posicion conservadora, hemos logrado aprovechar el crecimiento extraordinario de la Internet, invirtiendo en companias de tecnologia tales como Cisco Systems y Exodus Communications, las cuales estan entre los generadores de ingresos mas estables en esta industria que se mueve a ritmo rapido. Como el proveedor principal de equipos y arquitecturas de redes, Cisco se beneficia tanto de la fenomenal expansion de la Internet como de la expansion de redes de telecomunicaciones de fibra optica a nivel nacional. Nuestros bonos convertibles en Exodus Communications, la cual provee aplicaciones de administracion de redes para operaciones en Internet "criticas para la mision", brindaron una estabilidad adicional. Ambas companias mejoraron significativamente el rendimiento del Fondo, y seguimos teniendo mucho optimismo acerca de sus perspectivas de crecimiento en el futuro.

Aunque el area de servicios financieros experimento un reves, American Express ha disfrutado de un extraordinario exito, transformandose de una compania de tarjetas de credito a una empresa que esta en condiciones singulares de aprovechar la revolucion de la Internet. Como una de las marcas mas fuertes de la industria, American Express ha seguido aumentando poco a poco su participacion de mercado, dividiendo a sus clientes en segmentos y diferenciandose mediante nuevos ofrecimientos de productos. Uno de los mas interesantes fue su recien introducida "Tarjeta Azul", la cual tiene incrustada un chip electronico de computadora "inteligente" que contiene datos e historial de gastos personales. Gracias a su modelo visionario de negocios, consideramos que American Express esta en buenas condiciones para un enorme crecimiento al ingresar al nuevo milenio.

En las ventas minoristas, nuestras posiciones en Home Depot y Costco produjeron un rendimiento notable. Home Depot lanzo recientemente una nueva subsidiaria llamada Expo Design Center, un concepto innovador que, a nuestro juicio, tiene el potencial para ser un exito rotundo. Basicamente, Expo es un centro que vende, en una sola tienda, todo lo que se necesita para remodelar el hogar. Los clientes pueden seleccionar entre las diversas mini-cocinas y mini-banos de la tienda, y luego se les asigna un contratista a precios asequibles.


PERFIL DE LA CARTERA              31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
--------------------------------------------------------------------------------
Valores de renta variable                         36.9%                    36.9%
Valores de renta fija
  Pagares del Tesoro de los EE.UU.                11.3%                     9.9%
  Bonos de empresas
    de grado de inversion                         17.7%                     7.2%
  Bonos de empresas especulativos
    y de alto riesgo                              19.5%                    19.7%
  Acciones preferentes                            12.4%                    17.4%
Los 10 principales valores de
  renta variable/preferente
  (% de los activos)                              23.4%                    29.6%
Numero de acciones                                   53                       47
Efectivo y equivalentes a efectivo                 2.2%                     8.9%
--------------------------------------------------------------------------------

LAS 5 PRINCIPALES
INDUSTRIAS                        31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
--------------------------------------------------------------------------------
Television por cable                              13.7%                    18.4%
Electrica -- Integrada                             6.9%                     6.7%
Multimedios                                        5.6%                     2.8%
Servicios de telecomunicaciones                    5.0%                     2.0%
Lineas de cruceros                                 3.8%                     5.5%
--------------------------------------------------------------------------------

LAS 10 PRINCIPALES TENENCIAS
DE RENTA VARIABLE/PREFERENTES     31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
--------------------------------------------------------------------------------
Reliant Energy, Inc.,
  convertible, 7.00%
  (Time Warner, Inc.)                              6.9%                     6.7%
Viacom, Inc. -- Clase B                            3.3%                       --
Bank of New York Company, Inc.                     2.1%                     1.4%
Royal Caribbean Cruises, Ltd.
  convertible, 7.25%                               1.8%                     3.4%
Charles Schwab Corp.                               1.7%                     1.7%
Comcast Corp. -- Clase especial A                  1.6%                     3.3%
Home Depot, Inc.                                   1.6%                       --
Univision Communications, Inc.
  -- Clase A                                       1.5%                     1.1%
American Express Co.                               1.5%                       --
Enron Corp.                                        1.4%                       --
--------------------------------------------------------------------------------

(1)  Todos los rendimientos incluyen los dividendos reinvertidos.

(2) Lipper, Inc. define a un fondo equilibrado como aquel "fondo cuyo objetivo principal es preservar el capital, manteniendo en todo momento un fondo equilibrado, tanto de acciones como de bonos. Tradicionalmente, la relacion de acciones a bonos es de alrededor del 60%/40%". Al 31 de octubre de 1999, el Janus Balanced Fund figuraba en el rango 40 de entre 206 en el periodo de 5 anos. Esta calificacion por rangos se basa en el rendimiento total, incluyendo la reinversion de dividendos y ganancias de capital durante el periodo indicado.

El rendimiento en el pasado no garantiza los resultados en el futuro.

6  Janus Equity Funds / 31 de octubre de 1999

En la actualidad, se han abierto aproximadamente una docena de tiendas a nivel nacional, y se proyecta inaugurar 200 tiendas dentro de los proximos cinco anos. Asimismo, el minorista Costco, con su base de afiliados, anade tambien mas tiendas alrededor del pais, al aportar sus precios descontados por volumen al crecimiento en el numero de clientes. Consideramos que las perspectivas a largo plazo para ambas tenencias son sumamente fuertes.

A pesar de nuestro solido rendimiento, algunas de nuestras companias no cumplieron con las expectativas. La agencia de dotacion de personal, Robert Half International, sufrio al llevar una economia en expansion una escasez de trabajadores temporales. La competencia resultante para un grupo reducido de empleados hizo que el crecimiento de los ingresos de Robert Half se desacelerara, y vendimos la posicion. El proveedor de repuestos de automoviles Federal-Mogul fue otra decepcion. Aunque nos sigue gustando la calidad de sus directivos, temimos que una desaceleracion en el mercado secundario de los repuestos de automoviles llevaria a una reduccion en los ingresos. En consecuencia, decidimos liquidar las acciones de esa compania y desplegar nuestros activos en otras areas.

Para concluir, quiero recalcar que, como siempre, nos concentramos firmemente en encontrar companias con un fuerte potencial para el crecimiento, ganancias robustas y posiciones lideres de mercado. Esta estrategia guiara tambien a la administradora asistente de cartera, Karen Reidy, quien asumira las responsabilidades de administracion del Fondo a final del ano. En el pasado, Karen ha demostrado que es una valiosa miembro del equipo, y confiamos en sus habilidades para administrar al Fondo en el futuro.

Gracias por invertir en el Janus Balanced Fund.


RESUMEN DE RENDIMIENTO

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en valor de una inversion hipotetica de $10,000 en el Janus Balanced Fund, el "S&P 500 Index" y el "Lehman Brothers Government/Corporate Bond Index." El Janus Balanced Fund es representado por el area sombrado en verde. El "S&P 500 Index" es representado por la linea negra solida. El "Lehman Brothers Government/Corporate Bond Index" es representado por la linea gris solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja el periodo de computacion desde su comienzo, 1 de septiembre de 1992, hasta el 31 de octubre de 1999. Los cuadrantes superior derecho e inferior derecho reflejan el valor al final de la inversion hipotetica en el Janus Balanced Fund ($32,888) comparado al "S&P 500 Index" ($38,490) y el "Lehman Brothers Government/Corporate Bond Index" ($15,784).

Pormedio del nedimiento total anual
de los periodos finalizados el 31 de octubre de 1999
Un ano, 29.89%
Cinco anos, 21.18%
Desde el 01/09/92*, 18.08%

=== JANUS BALANCED FUND - $32,888

--- S&P 500 Index - $38,490

--- Lehman Brothers Government/
    Corporate Bond Index - $15,784

*La fecha de inicio del Fondo.
Fuente -- Lipper, Inc. 1999.

El rendimiento en el pasado no garantiza los resultados en el futuro. El rendimiento de la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran valer mas o menos que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y, por lo tanto, no refleja el costo de la administracion o las transacciones de la cartera.


LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
--------------------------------------------------------------------------------
Acciones ordinarias -- 36.9%

Cervecera -- 0.3%
     128,805 Anheuser-Busch Companies, Inc....................  $      9,249,809

Servicios de difusion y programacion -- 0.5%
     348,770 AT&T Corp./Liberty Media Group -- Clase A*.......        13,841,809

Television por cable -- 2.0%
   1,106,082 Comcast Corp. -- Clase especial A................        46,593,704
     273,604 Cox Communications, Inc. -- Clase A*.............        12,431,882
                                                                      59,025,586

Circuitos -- 1.6%
     321,460 Linear Technology Corp...........................        22,482,109
     295,190 Maxim Integrated Products, Inc.*.................        23,301,561
                                                                      45,783,670

Bancos comerciales -- 0.7%
     372,175 Carolina First Corp..............................         7,699,370
     206,475 Firstar Corp.....................................         6,065,203
      12,475 M&T Bank Corp....................................         6,181,362

                                                                      19,945,935
Servicios comerciales -- 0.5%
     363,052 Paychex, Inc.....................................        14,295,172

Lineas de cruceros -- 1.3%
     389,865 Carnival Corp....................................        17,348,993
     407,775 Royal Caribbean Cruises, Ltd.....................        21,637,561
                                                                      38,986,554

Procesamiento y administracion de datos -- 1.0%
     602,765 Automatic Data Processing, Inc...................        29,045,738

Distribucion y mayoristas -- 0.8%
     311,535 Costco Wholesale Corp.*.......................... $      25,020,155

Operaciones diversificadas -- 1.0%
     116,415 General Electric Co..............................        15,781,508
     343,350 Tyco International, Ltd..........................        13,712,541
                                                                      29,494,049

Componentes electronicos -- Semiconductores -- 0.7%
     216,840 Texas Instruments, Inc...........................        19,461,390

Finanzas -- Tarjeta de credito -- 1.5%
     280,810 American Express Co..............................        43,244,740

Finanzas -- Banqueros/corredores de inversion -- 1.7%
   1,250,480 Charles Schwab Corp..............................        48,690,565

Instrumentos -- Cientificos -- 0.6%
     379,795 Dionex Corp.*....................................        16,877,140

Seguro de vida y de salud -- 2.8%
   2,241,827 Prudential PLC**.................................        35,112,370
   1,041,990 Reinsurance Group of America, Inc................        34,646,134
     430,435 StanCorp Financial Group, Inc....................        10,922,288
                                                                      80,680,792

Medica -- Biomedicos y geneticos -- 0.7%
     150,000 Genentech, Inc.*.................................        21,862,500

Medica -- Medicamentos -- 1.1%
     307,940 Pharmacia & Upjohn, Inc..........................        16,609,514
     286,675 Schering-Plough Corp.............................        14,190,413
                                                                      30,799,927

Vea Notas a las listas de inversiones.

                                   Janus Equity Funds / 31 de octubre de 1999  7

JANUS BALANCED FUND

LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
--------------------------------------------------------------------------------
Instrumentos medicos -- 0.3%
     285,090 Medtronic, Inc...................................  $      9,871,241

Bancos de centros monetarios -- 2.1%
   1,448,705 Bank of New York Company, Inc....................        60,664,522

Multimedios -- 3.3%
   2,175,280 Viacom, Inc. - Clase B*..........................        97,343,780

Productos de redes -- 1.2%
     485,030 Cisco Systems, Inc.*.............................        35,892,220

Suministros opticos -- 0.4%
     112,365 Allergan, Inc....................................        12,065,192

Ductos -- 1.4%
   1,027,610 Enron Corp.......................................        41,040,174

Radio -- 1.6%
     237,540 Hispanic Broadcasting Corp.*.....................        19,240,740
     805,360 Infinity Broadcasting Corp. -- Clase A*..........        27,835,255

                                                                      47,075,995
Minoristas -- Productos de la construccion -- 1.6%
     609,764 Home Depot, Inc..................................        46,037,182

Minoristas -- Equipos de computadora -- 0.5%
     415,340 Insight Enterprises, Inc.*.......................        15,523,333

Minoristas -- Internet -- 0.6%
      69,150 Amazon.com, Inc.*................................         4,883,719
      91,710 eBay, Inc.*......................................        12,392,314
                                                                      17,276,033

Minoristas - Materiales de oficina -- 1.0%
   1,300,290 Staples, Inc.*...................................        28,850,184

Minoristas -- Restaurantes -- 0.6%
     462,780 McDonald's Corp..................................        19,089,675

Bancos superregionales -- 0.4%
     130,945 Northern Trust Corp..............................        12,644,377

Equipos de telecomunicaciones -- 1.6%
     339,785 Lucent Technologies, Inc.........................        21,831,186
     212,100 Nokia Oyj (ADR)..................................        24,510,806
                                                                      46,341,992

Television -- 1.5%
     516,957 Univision Communications, Inc. -- Clase A*.......        43,973,655
--------------------------------------------------------------------------------
Total de acciones ordinarias (costo de $800,644,962)..........     1,079,995,086
--------------------------------------------------------------------------------
Pagares de empresas -- 34.7%

Ventas de publicidad -- 0.5%
$ 11,877,000 Lamar Advertising Co., 5.25%
               pagares convertibles, vencimiento 15/09/06.....        15,930,026

Automotriz -- Piezas y equipos de camiones -- 0.8%
             Federal-Mogul Corp.:
  12,000,000 7.375%, pagares, vencimiento 15/01/06............        11,010,000
  13,175,000 7.50%, pagares garantizados por la compania
               vencimiento 15/01/09...........................        11,709,281
                                                                      22,719,281

Servicios de difusion y programacion -- 0.8%
  22,500,000 AT&T Corp./Liberty Media Group, 7.875%
               pagares, vencimiento 15/07/09+.................        22,584,375

Television por cable -- 8.7%
             Adelphia Communications Corp.:
 $10,295,000   9.25%, pagares principales,
               vencimiento 01/10/02...........................        10,423,687
  11,980,000   10.50%, pagares principales,
               vencimiento 15/07/04...........................        12,519,100
  12,380,000   8.375%, pagares principales,
               vencimiento 01/02/08...........................        11,606,250
   2,000,000   7.75%, pagares principales,
               vencimiento 15/01/09...........................         1,807,500
  52,200,000   7.875%, pagares principales,
               vencimiento 01/05/09...........................        47,241,000
   1,500,000 Century Communications Corp., 8.875%
               pagares principales, vencimiento 15/01/07......  $      1,443,750
  62,183,000 Charter Communications Holdings L.L.C.
               8.625%, pagares principales,
               vencimiento 01/04/09...........................        58,762,935
             Cox Communications, Inc.:
  15,700,000   7.00%, pagares, vencimiento 15/08/01...........        15,719,625
  18,800,000   7.50%, pagares, vencimiento 15/08/04...........        18,917,500
  13,000,000   7.75%, pagares, vencimiento 15/08/07...........        13,081,250
  14,500,000   7.875%, pagares, vencimiento 15/08/09..........        14,989,375
  11,000,000 Falcon Holdings Group L.P., 8.375%
               obligaciones sin garantia,
               vencimiento 15/04/10...........................        10,945,000
   6,000,000 FrontierVision Holdings L.P., 11.00%
               pagares subordinados principales,
               vencimiento 15/10/06...........................         6,315,000
  11,905,000 Jones Intercable, Inc., 7.625%
               pagares principales, vencimiento 15/04/08......        11,949,644
   4,000,000 Lenfest Communications, Inc., 7.625%
               pagares principales, vencimiento 15/02/08......         4,020,000
             Mediacom L.L.C.:
  11,500,000   8.50%, pagares principales,
               vencimiento 15/04/08...........................        10,695,000
   3,750,000   7.875%, pagares principales,
               vencimiento 15/02/11...........................         3,281,250
                                                                     253,717,866

Hoteles casino -- 0.1%
   1,759,000 Station Casinos, Inc., 10.125%
               pagares subordinados principales,
               vencimiento 15/03/06...........................         1,802,975

Telecomunicaciones celulares -- 1.0%
   2,160,000 Innova S. de R.L., 12.875%
               pagares principales, vencimiento 01/04/07......         1,787,400
             Orange PLC:
  16,160,000   8.00%, pagares principales,
               vencimiento 01/08/08...........................        16,180,200
   3,300,000   9.00%, pagares principales,
               vencimiento 01/06/09+..........................         3,407,250
   8,750,000 Vodafone AirTouch PLC, 6.65%
               pagares, vencimiento 01/05/08..................         8,345,312
                                                                      29,720,162

Servicios de computacion -- 0.1%
   1,980,000 Globix Corp., 13.00%
               pagares principales, vencimiento 01/05/05......         1,744,875

Computadoras -- Micro -- 1.7%
   8,375,000 Dell Computer Corp., 6.55%
               pagares principales, vencimiento 15/04/08......         7,935,312
   6,310,000 EMC Corp., 6.00%
               pagares subordinados convertibles
               vencimiento 01/05/04...........................         6,972,550
             IBM Corp.:
   4,000,000   6.375%, pagares, vencimiento 15/06/00..........         4,010,000
  16,500,000   5.375%, pagares, vencimiento 01/02/09..........        14,870,625
  16,200,000 Sun Microsystems, Inc., 7.65%
               pagares principales, vencimiento 15/08/09......        16,524,000
                                                                      50,312,487

Cosmeticos y articulos de tocador -- 0.4%
   3,050,000 AKI, Inc., 10.50%
               pagares principales, vencimiento 01/07/08......         2,931,813
  10,000,000 Procter and Gamble Co., 5.25%
               pagares, vencimiento 15/09/03..................         9,525,000
                                                                      12,456,813

Vea Notas a las listas de inversiones.

8  Janus Equity Funds / 31 de octubre de 1999

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
--------------------------------------------------------------------------------
Lineas de cruceros -- 0.7%
$  4,000,000 Carnival Corp., 6.15%
               pagares, vencimiento 15/04/08..................  $      3,695,000
             Royal Caribbean Cruises, Ltd.:
  11,300,000   7.00%, pagares principales,
               vencimiento 15/10/07...........................        10,833,875
   6,866,000   6.75%, pagares principales,
               vencimiento 15/03/08...........................         6,436,875
                                                                      20,965,750

Operaciones diversificadas -- 2.4%
             Tyco International Group S.A.:
  18,750,000   6.875%, pagares, vencimiento 05/09/02+.........        18,609,375
  17,120,000   6.125%, pagares garantizados por la compania
               vencimiento 01/11/08...........................        15,622,000
  35,300,000   6.125%, pagares garantizados por la compania
               vencimiento 15/01/09...........................        32,034,750
   4,000,000 Warner-Lambert Co., 6.00%
               pagares, vencimiento 15/01/08..................         3,780,000
                                                                      70,046,125

Alimentos -- Enlatados -- 0.5%
  15,500,000 Campbell Soup Co., 4.75%
               pagares, vencimiento 01/10/03..................        14,570,000

Alimentos -- Minoristas -- 0.5%
  10,000,000 Fred Meyer, Inc., 7.45%
               pagares garantizados por la compania,
               vencimiento 01/03/08...........................         9,875,000
     907,000 Marsh Supermarkets, Inc., 8.875%
               pagares garantizados por la compania,
               vencimiento 01/08/07...........................           868,453
   5,500,000 Safeway, Inc., 6.50%
               pagares, vencimiento 15/11/08..................         5,135,625
                                                                      15,879,078

Software para la Internet -- 1.4%
             Exodus Communications, Inc.:
   4,865,000   5.00%, pagares subordinados convertibles
               vencimiento 15/03/06+..........................        18,639,031
   3,634,000 11.25%, pagares principales,
               vencimiento 01/07/08...........................         3,697,595
  18,200,000 PSINet, Inc., 11.00%
               pagares principales, vencimiento 01/08/09+.....        18,609,500
                                                                      40,946,126

Tiempo libre, recreacion y juegos -- 0.1%
   2,706,000 Hard Rock Hotel, Inc., 9.25%
               pagares subordinados principales,
               vencimiento 01/04/05...........................         1,982,145

Seguro de vida y de salud -- 0.4%
  10,000,000 AFLAC, Inc., 6.50%
               pagares principales, vencimiento 15/04/09......         9,350,000
   4,000,000 SunAmerica, Inc., 6.75%
               pagares, vencimiento 01/10/07..................         3,940,000
                                                                      13,290,000

Bancos de centros monetarios -- 0.6%
  17,000,000 HSBC Holdings PLC, 7.50%
               pagares subordinados, vencimiento 15/07/09.....        17,063,750

Multimedios -- 2.3%
             Paramount Communications, Inc.:
   7,460,000   8.25%, obligaciones sin garantia,
               vencimiento 01/08/22...........................         7,338,775
  17,550,000   7.50%, obligaciones sin garantia,
               vencimiento 15/07/23...........................        16,014,375
  12,500,000 Time Warner, Inc., 8.11%
               pagares, vencimiento 15/08/06..................        12,984,375
             Viacom, Inc.:
  25,650,000   7.75%, pagares principales,
               vencimiento 01/06/05...........................        26,002,688
     968,000   7.625%, pagares garantizados por la compania
               vencimiento 15/01/16...........................           948,640
$  3,400,000 Walt Disney Co. (The), 6.375%
               pagares principales, vencimiento 30/03/01......  $      3,400,000
                                                                      66,688,853

Ductos - 0.2%
             Enron Corp.:
   2,000,000   6.75%, obligaciones sin garantia
               subordinadas principales
               vencimiento 01/07/05...........................         1,930,000
   3,000,000   7.125%, pagares, vencimiento 15/05/07..........         2,917,500
   1,000,000   6.75%, pagares, vencimiento 01/08/09...........           940,000
                                                                       5,787,500

Seguros sobre bienes y contra siniestros -- 0.1%
   2,000,000 Progressive Corp., 6.625%
               pagares principales, vencimiento 01/03/29......         1,715,000
Radio -- 0.6%
  10,507,000 Clear Channel Communications, Inc., 2.625%
               pagares principales convertibles,
               vencimiento 01/04/03...........................        14,828,004
   2,500,000 Susquehanna Media Co., 8.50%
               pagares subordinados principales,
               vencimiento 15/05/09+..........................         2,412,500
                                                                      17,240,504

Minoristas -- Productos de la construccion -- 0.7%
  20,000,000 Home Depot, Inc., 6.50%
               pagares, vencimiento 15/09/04+.................        19,875,000

Minoristas -- De descuento -- 1.9%
               Wal-Mart Stores, Inc.:
  12,500,000   6.15%, pagares principales,
               vencimiento 10/08/01...........................        12,437,500
  15,000,000   6.55%, pagares principales,
               vencimiento 10/08/04...........................        14,981,250
  28,700,000   6.875%, pagares principales,
               vencimiento 10/08/09...........................        28,843,500
                                                                      56,262,250

Minoristas -- Internet -- 1.8%
  49,460,000 Amazon.com, Inc., 4.75%
               obligaciones sin garantia
               subordinadas convertibles
               vencimiento 01/02/09...........................        52,242,125

Minoristas -- Tienda de musica -- 0.3%
  10,527,000 MTS, Inc., 9.375%
               pagares subordinados principales,
               vencimiento 01/05/05...........................         7,645,234

Minoristas -- Restaurantes -- 0.3%
   7,000,000 McDonald's Corp., 5.35%
               pagares principales, vencimiento 15/09/08......         6,300,000
             Tricon Global Restaurants, Inc.:
     552,000   7.45%, pagares principales,
               vencimiento 15/05/05...........................           533,370
   2,619,000   7.65%, pagares principales,
               vencimiento 15/05/08...........................         2,501,145
                                                                       9,334,515

Instituciones de ahorro y prestamo -- 0.1%
   5,187,000 Net.B@nk, Inc., 4.75%
               convertible pagares subordinados,
               vencimiento 01/06/04...........................         4,493,239

Bancos superregionales -- 0.4%
   8,000,000 Northern Trust Corp., 7.10%
               pagares subordinados, vencimiento 01/08/09.....         7,960,000
   5,000,000 Wachovia Corp., 5.625%
               pagares subordinados, vencimiento 15/12/08.....         4,481,250
                                                                      12,441,250


Vea Notas a las listas de inversiones.

                                   Janus Equity Funds / 31 de octubre de 1999  9

JANUS BALANCED FUND

LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
--------------------------------------------------------------------------------
Equipos de telecomunicaciones -- 0.7%
  21,800,000 Lucent Technologies, Inc., 5.50%
               pagares, vencimiento 15/11/08..................  $     19,810,750

Servicios de telecomunicaciones -- 2.6%
 $ 7,010,000 Bresnan Communications Group, 8.00%
               pagares principales, vencimiento 01/02/09......         6,922,375
   9,319,000 Galaxy Telecom L.P., 12.375%
               pagares subordinados principales,
               vencimiento 01/10/05...........................         9,948,032
     385,000 Global Crossing Holding, Ltd., 9.625%
               pagares garantizados por la compania,
               vencimiento 15/05/08............................          388,850
             NTL, Inc., 7.00%
  34,909,000   pagares subordinados convertibles
               vencimiento 15/12/08+..........................        59,039,846
                                                                      76,299,103

Telefonia -- Integrada -- 0.3%
  10,177,000 NEXTLINK Communications, Inc., 10.75%
               pagares principales, vencimiento 01/06/09......        10,304,213

Equipos inalambricos -- 1.7%
             Nextel Communications, Inc.:
  22,730,000 9.75%, pagares descontados principales
               vencimiento 15/08/04...........................        23,070,950
  13,850,000 4.75%, pagares principales convertibles
               vencimiento 01/07/07+..........................        26,782,438
                                                                      49,853,388
--------------------------------------------------------------------------------
Total de pagares de empresas (costo de $1,014,860,255)........     1,015,724,758
--------------------------------------------------------------------------------
Bonos extranjeros -- 2.5%

Television por cable -- 1.1%
GBP 20,000,000 Telewest Communications PLC, 5.25%
                 bonos convertibles, vencimiento 19/02/07**,+.        32,818,000

Finanzas -- Otros servicios -- 0.2%
EUR  6,900,000 Ono Finanzas PLC, 13.00%
                 pagares garantizados por la compania,
                 vencimiento 01/05/09+........................         7,179,723

Servicios de telecomunicaciones -- 1.2%
EUR  9,126,000 COLT Telecom Group PLC, 2.00%
                 bonos convertibles, vencimiento 29/03/06+....        13,044,960
GBP 22,000,000 NTL, Inc., 9.75%
                 pagares principales, vencimiento 15/04/09**..        20,486,636
                                                                      33,531,596
--------------------------------------------------------------------------------
Total de bonos extranjeros (costo de $71,643,861).............        73,529,319
--------------------------------------------------------------------------------
Acciones preferentes -- 12.4%

Television por cable -- 1.9%
        92,950 Adelphia Communications Corp. -- Serie D
                 convertible, 5.50%...........................        15,766,644
       437,500 Cox Communications, Inc.
                 convertible, 7.00%...........................        27,125,000
       138,710 MediaOne Group, Inc., convertible, 6.25%
                 (Vodafone AirTouch PLC (ADR))................        14,425,840
                                                                      57,317,484

Lineas de cruceros -- 1.8%
       322,253 Royal Caribbean Cruises, Ltd.
                 convertible, 7.25%...........................        51,560,480

Electrica -- Integrada -- 6.9%
     1,765,740 Reliant Energy, Inc., convertible, 7.00%
                 (Time Warner, Inc.)..........................       202,618,665

Servicios de telecomunicaciones -- 1.2%
       266,670 Omnipoint Corp., convertible, 7.00%
                 (VoiceStream Wireless Corp.).................        35,933,782

Telefonia -- Integrada -- 0.6%
       124,241 NEXTLINK Communications, Inc.
                 convertible, 6.50%...........................  $     17,486,921
--------------------------------------------------------------------------------
Total de acciones preferentes (costo de $280,233,411).........       364,917,332
--------------------------------------------------------------------------------
Warrants -- 0%

Finanzas -- Otros servicios -- 0%
         6,900 Ono Finanzas PLC -- vence el 31/05/09*,+.......           435,135

Software para la Internet -- 0%
 1,980 Bell Technology Group, Ltd. -- vence el 01/05/05*......           311,850
--------------------------------------------------------------------------------
Total de warrants (costo de $0)...............................           746,985
--------------------------------------------------------------------------------
Obligaciones del Gobierno de los EE.UU. -- 11.3%
               Pagares del Tesoro de los EE.UU.:
$   40,000,000 5.625%, vencimiento 30/09/01...................        39,862,500
     2,000,000 6.625%, vencimiento 30/04/02...................         2,034,600
    30,000,000 5.625%, vencimiento 15/02/06...................        29,258,100
    10,000,000 6.625%, vencimiento 15/05/07...................        10,252,200
    35,000,000 6.125%, vencimiento 15/08/07...................        34,834,800
    25,000,000 5.50%, vencimiento 15/02/08....................        23,954,250
   190,000,000 6.00%, vencimiento 15/08/09....................       189,718,800
--------------------------------------------------------------------------------
Total de obligaciones del Gobierno de los EE.UU.
  (costo de $333,197,722).....................................       329,915,250
--------------------------------------------------------------------------------
Pagare a corto plazo de empresa -- 0.8%
               Household Finances Corp.
    23,900,000 5.30%, 01/11/99
                 (costo amortizado de $23,900,000)                    23,900,000
--------------------------------------------------------------------------------
Total de inversiones (costo total de $2,524,480,211) -- 98.6%.     2,888,728,730
--------------------------------------------------------------------------------
Efectivo, cuentas por cobrar y otros activos,
  descontados los pasivos -- 1.4%                                     41,040,378
--------------------------------------------------------------------------------
Activo neto -- 100%                                             $  2,929,769,108
--------------------------------------------------------------------------------

RESUMEN DE INVERSIONES POR PAIS, 31 DE OCTUBRE DE 1999

PAIS                            % DE VALORES DE INVERSION       VALOR DE MERCADO
--------------------------------------------------------------------------------
Las Bermudas                                         2.8%       $     80,367,516
Finlandia                                            0.8%             24,510,806
Mexico                                               0.1%              1,787,400
Reino Unido                                          4.6%            133,586,700
Estados Unidos++                                    91.7%          2,648,476,308
--------------------------------------------------------------------------------
Total                                              100.0%       $  2,888,728,730
--------------------------------------------------------------------------------

++Incluye valores a corto plazo (90.9% excluyendo los valores a corto plazo)

CONTRATOS DE DIVISAS A PLAZO, PENDIENTES DE EJECUCION AL 31 DE OCTUBRE DE 1999

                                                                       GANANCIA/
DIVISA VENDIDA Y              UNIDADES DE      VALOR DE DIVISA         (PERDIDA)
FECHA DE LIQUIDACION      DIVISA VENDIDAS               EN US$      NO REALIZADA
--------------------------------------------------------------------------------
Libra esterlina 07/04/00       11,100,000          $18,251,730          $127,650
Libra esterlina 20/04/00        5,900,000            9,700,780           141,600
--------------------------------------------------------------------------------
Total                                              $27,952,510          $269,250

Vea Notas a las listas de inversiones.

10  Janus Equity Funds / 31 de octubre de 1999

                                                           JANUS ENTERPRISE FUND

                                                                      James Goff
                                                        administrador de cartera

Me complace informar que el ejercicio finalizado el 31 de octubre de 1999 fue el mejor que jamas hemos tenido.El Janus Enterprise Fund registro un rendimiento del 104.09%, comparado con el rendimiento del Standard & Poor's MidCap
400 Index, el cual aumento 21.07%.(1) Este rendimiento coloco al Fondo en el 14(0) rango de entre 398 fondos de mediana capitalizacion sondeados por
Lipper, Inc., una de las principales companias de calificacion de fondos, colocandolo entre el 10% de los mejores fondos del mismo tipo.(2)

Un fuerte crecimiento economico y un modesto incremento en los tipos de interes brindaron un buen trasfondo para la inversion en acciones de crecimiento. Despues de varios anos durante los cuales el mercado de acciones se concentro unicamente en las companias mas grandes, el mercado se diversifico y los inversionistas se concentraron en el crecimiento, sin importar el tamano de la compania. Nuestro enfoque en companias de mediano tamano y alto crecimiento que dominen a sus mercados produjo resultados magnificos.

Un factor positivo para el Fondo ha sido el dramatico ritmo de innovacion en los Estados Unidos. Esto ha llevado a la creacion de muchas companias nuevas que podemos investigar y en las cuales podemos invertir. En terminos sencillos, nuestros campos de crecimiento de mediana capitalizacion fueron mas fertiles que nunca.

Un buen ejemplo es la fotonica. La fotonica utiliza una nueva tecnologia llamada Multiplexion de Division de Ondas Densas (Dense Wave Division Multiplexing,
DWDM), la cual permite que un mayor trafico de datos sea transmitido a traves de lineas de fibra de optica existentes. La DWDM amplia la capacidad para enviar informacion a traves de diferentes longitudes de ondas de luz, creando hasta
100 canales, en vez de un solo canal. El enorme crecimiento en el trafico de datos, impulsado en parte por la Internet, obliga a muchas companias de telecomunicaciones a invertir en equipos de fotonica para transmitir estos datos adicionales. Asimismo, la industria de la fotonica tiene la combinacion que buscamos -- un crecimiento rapido, superior al 50%, y altas barreras de ingreso. No hay nuevas empresas significativas en esta area, y esto quiere decir que todo el crecimiento devenga en beneficio de los pocos participantes existentes. Nuestra inversion en esta industria incluye a JDS Uniphase, la cual se triplico durante el periodo pero que se vendio debido a un aumento en su capitalizacion bursatil. En el transcurso del ano, anadimos a SDL y E-Tek Dynamics, las cuales tambien han aportado considerablemente al rendimiento del Fondo.

A mediados del ejercicio fiscal, aumentamos significativamente nuestra ponderacion en las comunicaciones inalambricas. El uso de las comunicaciones celulares crece rapidamente en los Estados Unidos y deberia acelerar aun mas. Otra oportunidad de ingresos muy interesante en los anos venideros es la de datos inalambricos, los cuales permitiran que los usuarios de los telefonos celulares obtengan acceso a la Internet desde cualquier parte. Companias tales como VoiceStream Wireless, Western Wireless, Sprint PCS y US Cellular aumentaron el rendimiento del Fondo y estan en condiciones de obtener rendimientos fuertes en el proximo milenio.

No todas nuestras inversiones son tan glamorosas. Ponemos continuo enfasis en companias que sean participantes lideres en sus respectivos sectores, ocupen un segmento especializado y poco atendido del mercado, tengan pocos competidores y disfruten de ganancias estables. Paychex, una tenencia nuestra desde hace mucho tiempo, satisface perfectamente esa definicion. La segunda empresa mas grande procesadora de pago de sueldos de los Estados Unidos, Paychex proporciona servicios de pago de sueldos y afines para negocios de tamanos pequeno y mediano. La base de clientes de esta
                                                (continua en la proximaa pagina)


PERFIL DE LA CARTERA              31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
--------------------              ---------------------    ---------------------

Valores de renta variable                         95.0%                    96.4%
  Extranjeros                                      4.2%                    10.2%
Los 10 principales valores de
renta variable (% de los activos)                 37.7%                    48.6%
Numero de acciones                                   55                       43
Efectivo y equivalentes a efectivo                 5.0%                     3.6%
--------------------------------------------------------------------------------


LAS 5 PRINCIPALES
INDUSTRIAS                        31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
-----------------                 ---------------------    ---------------------

Telecomunicaciones celulares                      11.6%                     1.3%
Radio                                              9.8%                    13.5%
Servicios de telecomunicaciones                    9.1%                       --
Componentes electronicos --
  Semiconductores                                  6.6%                       --
Software para la Internet                          5.5%                     3.3%
--------------------------------------------------------------------------------

LAS 10 PRINCIPALES
TENENCIAS DE RENTA VARIABLE       31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
---------------------------       ---------------------    ---------------------

Paychex, Inc.                                      5.0%                     4.0%
SDL, Inc.                                          4.8%                       --
VERITAS Software Corp.                             4.1%                     4.3%
Vitesse Semiconductor Corp.                        3.8%                     8.5%
Exodus Communications, Inc.                        3.7%                       --
McLeodUSA, Inc. -- Clase A                         3.5%                       --
Apollo Group, Inc. -- Clase A                      3.4%                     7.6%
NEXTLINK Communications, Inc.                      3.2%                       --
Hispanic Broadcasting Corp.                        3.2%                     4.3%
Metromedia Fiber Network, Inc. -- Clase A          3.0%                       --
--------------------------------------------------------------------------------

(1)  Ambos rendimientos incluyen dividendos reinvertidos.

(2) Lipper, Inc. define a un fondo de mediana capitalizacion como aquel "fondo que, segun su folleto o por practica de cartera, invierte sobre todo en companias con capitalizaciones de mercado inferiores a los $5 mil millones en el momento de la compra". Al 31 de octubre de 1999, el Janus Enterprise Fund figuraba en el 10(mo) rango de entre 143 en el periodo de 5 anos. Esta calificacion por rangos se basa en el rendimiento total, incluso la reinversion de dividendos y ganancias de capital durante el periodo indicado.

El rendimiento en el pasado no garantiza los resultados en el futuro.

                                  Janus Equity Funds / 31 de octubre de 1999  11
compania crece constantemente, y la empresa ofrece productos incrementales que aumentan los ingresos sin aumentar significativamente los costos. Ano tras ano, las ganancias de Paychex han aumentado a un ritmo del 35%. Aprovechamos cierta debilidad en las acciones de la compania a mediados del ano para convertir a Paychex en nuestra posicion mas grande.

Otro motivo del fuerte rendimiento del Fondo en el ejercicio fiscal 1999 fue el hecho de que pocas de nuestras tenencias produjeron resultados decepcionantes. CheckFree Holdings, cuyos servicios permiten que los clientes paguen cuentas en linea, fue una de las companias cuyas acciones bajaron. Aunque seguimos creyendo que el pago electronico de cuentas es un area prometedora, CheckFree sufrio cuando varios de sus clientes grandes formaron una empresa conjunta para proporcionar el mismo servicio. Por lo tanto, experimentamos una perdida al vender nuestra posicion. ITT Educational, la cual ofrece programas orientados a la tecnologia, perjudico el rendimiento debido a un crecimiento en inscripciones mas bajo de lo previsto. En consecuencia, decidimos liquidar las acciones de esa compania y buscar oportunidades mas atractivas.

En general, el pasado ejercicio fiscal fue extraordinario, con un entorno de inversion favorable para las acciones de crecimiento y mediana capitalizacion y una fuerte labor de investigacion por parte del equipo de analistas de Janus. Les rogamos que no esperen rendimientos de mas del 100% cada ano, pero si prometemos que seguiremos esmerandonos para identificar companias prometedoras que puedan generar un crecimiento excepcional a largo plazo.

Gracias por invertir en el Janus Enterprise Fund.



RESUMEN DE RENDIMIENTO

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en valor de una inversion hipotetica de $10,000 en el Janus Enterprise Fund y el "S&P 400 MidCap Index." El Janus Enterprise Fund es representado por el area sombrado en verde. El "S&P 400 MidCap Index" es representado por la linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja el periodo de computacion desde su comienzo, 1 de septiembre de 1992, hasta el 31 de octubre de 1999. Los cuadrantes superior derecho y e inferior derecho reflejan el valor al final de la inversion hipotetica en el Janus Enterprise Fund ($55,706) comparado al "S&P 400 MidCap Index" ($31,495).

Promedio del rendimiento total anual
de los periodos finalizados el 31 de octubre de 1999
Un ano, 104.09%
Cinco anos, 27.21%
Desde el 01/09/92*, 27.09%

JANUS ENTERPRISE FUND - $55,706
S&P MidCap 400 Index - $31,405

*La fecha de inicio del Fondo.
Fuente -- Lipper, Inc. 1999.

El rendimiento en el pasado no garantiza los resultados en el futuro. El rendimiento de la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran valer mas o menos que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y, por lo tanto, no refleja el costo de la administracion o las transacciones de la cartera.


LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
----------------------------                                    ----------------
Acciones ordinarias -- 95.0%
Ventas de publicidad -- 1.5
     633,780 Lamar Advertising Co.*............................ $     34,224,120
Productos de audio y video -- 2.1%
     552,685 Gemstar International Group, Ltd.*................       48,014,509
Television por cable -- 1.2%
     503,190 Adelphia Communications Corp. -- Clase A*.........       27,486,754
Telecomunicaciones celulares -- 11.6%
   2,605,710 Crown Castle International Corp.*.................       50,159,918
     510,055 Omnipoint Corp.*..................................       42,143,294
     166,630 Powertel, Inc.*...................................        9,810,341
     735,650 Rogers Cantel Mobile Communications, Inc.
               -- Clase B*.....................................       21,103,959
     451,440 Sprint Corp./PCS Group*...........................       37,441,305
      93,755 Triton PCS, Inc. -- Clase A*......................        3,304,864
     125,375 Estados Unidos Cellular Corp.*....................       11,095,688
     499,850 VoiceStream Wireless Corp.*.......................       49,360,188
     892,030 Western Wireless Corp. -- Clase A*................       47,166,086
                                                                     271,585,643
Circuitos -- 3.8%
   1,907,350 Vitesse Semiconductor Corp.*......................       87,499,681
Servicios comerciales -- 5.0%
   2,959,869 Paychex, Inc......................................      116,544,842
Seguridad de datos informaticos -- 2.0%
     379,825 VeriSign, Inc.*...................................       46,908,388
Computadoras -- Sistemas integrados -- 0.5%
      47,730 Brocade Communications Systems, Inc.*.............       12,839,370
Computadoras -- Dispositivos de memoria -- 4.1%
     882,335 VERITAS Software Corp.*...........................       95,181,888
Componentes electronicos -- Semiconductores -- 6.6%
     913,725 SDL, Inc.*........................................      112,673,714
     528,255 TriQuint Semiconductor, Inc.*.....................       42,260,400
                                                                     154,934,114
Fibra optica -- 5.4%
     839,640 E-Tek Dynamics, Inc.*.............................       55,941,015
   2,108,830 Metromedia Fiber Network, Inc. -- Clase A*........       69,723,192
                                                                     125,664,207
Finanzas -- Banqueros/corredores de inversion -- 1.0%
     633,336 Charles Schwab Corp...............................       24,660,521
Contenido de Internet -- 2.6%
     340,830 DoubleClick, Inc.*................................       47,716,200
     105,205 Internet Capital Group, Inc.*.....................       12,243,232
                                                                      59,959,432
Software para la Internet -- 5.5%
      35,420 Commerce One, Inc.*...............................        6,065,675
     995,885 Exodus Communications, Inc.*......................       85,646,110
     133,680 Proxicom, Inc.*...................................       10,259,940
     718,230 PSINet, Inc.*.....................................       25,856,280
                                                                     127,828,005

Vea Notas a las listas de inversiones.

12  Janus Equity Funds / 31 de octubre de 1999

LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
----------------------------                                    ----------------
Medica -- Medicamentos -- 4.7%
     365,650 Gilead Sciences, Inc.*...........................  $     23,104,509
     433,558 MedImmune, Inc.*.................................        48,558,496
     450,620 Sepracor, Inc.*..................................        37,485,951
                                                                     109,148,956

Medica -- HMO -- 0.7%
     512,370 Healtheon Corp.*.................................        16,908,210
Instrumentos medicos -- 1.3%
     397,335 MiniMed, Inc.*...................................        30,122,960
Musica/Clubes -- 0.9%
     588,865 SFX Entertainment, Inc.*.........................        20,573,471
Productos de redes -- 1.6%
     131,055 Juniper Networks, Inc.*..........................        36,122,034
Radio -- 9.8%
     724,765 AMFM, Inc.*......................................        50,733,550
     480,320 Citadel Communications Corp.*....................        23,205,460
     541,593 Clear Channel Communications, Inc.*..............        43,530,537
      41,905 Cox Radio, Inc. -- Clase A*......................         2,933,350
     683,300 Entercom Communications Corp.*...................        34,036,881
     917,920 Hispanic Broadcasting Corp.*.....................        74,351,520
                                                                     228,791,298
Centros turisticos y parques de diversiones -- 0.8%
     635,690 Premier Parks, Inc...............................        18,395,279
Minoristas -- Internet -- 3.5%
     538,840 Amazon.com, Inc.*................................        38,055,575
     317,970 eBay, Inc.*......................................        42,965,696
                                                                      81,021,271
Minoristas -- Restaurantes -- 0.5%
     792,718 PizzaExpress PLC.................................        10,497,222
Escuelas -- 3.4%
   3,009,761 Apollo Group, Inc. -- Clase A*...................        79,194,336
Servicios de telecomunicaciones -- 9.1%
   1,149,380 AT&T Canada, Inc.*...............................        37,067,505
     271,095 Clearnet Communications, Inc. -- Clase A*........         5,964,090
     610,815 Level 3 Communications, Inc.*....................        41,764,476
   1,806,295 McLeodUSA, Inc. -- Clase A*......................        80,605,914
     617,116 NTL, Inc.*.......................................        46,515,119
                                                                     211,917,104
Telefonia -- Integrada -- 3.2%
   1,265,280 NEXTLINK Communications, Inc. -- Clase A*........        75,679,560
Television -- 1.1%
     313,315 Univision Communications, Inc. -- Clase A*.......        26,651,357
Productos terapeuticos -- 1.3%
     692,910 QLT PhotoTherapeutics, Inc.*.....................        29,362,061
Telecomunicaciones inalambricas -- 0.2%
      91,845 RF Micro Devices, Inc.*..........................         4,741,498
                                                                ----------------
Total de acciones ordinarias (costo de $1,445,712,996)........     2,212,458,091
                                                                ----------------
Pagare a corto plazo de empresa -- 3.8%
             Household Finances Corp.
  88,400,000 5.30%, 01/11/99
             (costo amortizado de $88,400,000)................        88,400,000
                                                                ----------------
Agencias del Gobierno de los EE.UU. -- 2.1%
             Fannie Mae:
  25,000,000 5.25%, 10/12/99..................................        24,857,813
  25,000,000 5.50%, 20/01/00..................................        24,696,000
                                                                ----------------
Total de agencias del Gobierno de los EE.UU.
             (costo de $49,552,256)...........................        49,553,813
                                                                ----------------
Total de inversiones (costo total de $1,583,665,252) -- 100.9%     2,350,411,904
                                                                ----------------
Pasivo, descontado el efectivo, las cuentas
  por cobrar y otros activos -- (0.9%)........................      (20,714,315)
                                                                ----------------
Activo neto -- 100%...........................................  $  2,329,697,589
                                                                ----------------


RESUMEN DE INVERSIONES POR PAIS, 31 DE OCTUBRE DE 1999

PAIS                           % DE VALORES DE INVERSION        VALOR DE MERCADO
-----                          -------------------------        ----------------
Canada                                              3.7%        $     87,533,525
Reino Unido                                         0.5%              10,497,222
Estados Unidos++                                   95.8%           2,252,381,157
                                                  ------        ----------------
Total                                             100.0%        $  2,350,411,904
                                                  ------        ----------------

++Incluye valores a corto plazo (90.0% excluyendo los valores a corto plazo)

Vea Notas a las listas de inversiones.

                                  Janus Equity Funds / 31 de octubre de 1999  13

JANUS EQUITY INCOME FUND

Blaine Rollins
administrador de cartera

Durante el ejercicio finalizado el 31 de octubre de 1999, el Janus Equity Income Fund registro un rendimiento del 47.22%, comparandose favorablemente con su indice de referencia, el S&P 500, el cual registro un rendimiento del 25.66%.(1) Este impresionante rendimiento coloco al Fondo entre el 10% de los mejores fondos del mismo tipo estableciendolo como el 2(0) de entre 241 fondos de renta variable sondeados por Lipper, Inc., una de las principales companias de calificacion de fondos.(2)

Aunque el mercado experimenta una tendencia alcista, sufrio ciertamente muchos altibajos durante el ano pasado. Durante el segundo semestre, una robusta economia estadounidense, mercados laborales de poca oferta y mayores presiones de salarios causaron temores de que la inflacion aumentara. Los dos aumentos en los tipos de interes no lograron calmar mucho a los inversionistas, la volatilidad desconcertante continuo, y los mercados de bonos sufrieron su peor ano desde 1994. En este contexto, enfocamos nuestros esfuerzos de investigacion para descubrir areas importantes de crecimiento, sobre todo en las telecomunicaciones inalambricas, las industrias de cable y los medios de comunicacion. Adicionalmente, aunque nuestro enfasis principal fue en el crecimiento, anadimos de manera oportuna inversiones especulativas de renta fija durante el periodo para aumentar la rentabilidad del Fondo y desplegar excedentes de caja.

En la actualidad, y debido al mercado mundial tan competitivo, es a menudo dificil poseer la capacidad de fijar precios. Afortunadamente, muchas de nuestras posiciones principales poseen esta singular facultad. Otras tenencias que no disfrutan de esa ventaja de poder imponer los precios, se benefician ayudando a los clientes a mejorar la productividad; a las mismas les decimos "habilitadoras de productividad". Es evidente que nuestras companias de telecomunicaciones inalambricas se encuentran en esta categoria. Durante el ano, aumentamos nuestra exposicion en esta area de rapido crecimiento, incrementando nuestra posicion en Nokia y anadiendo las nuevas tenencias de VoiceStream Wireless (a traves de las acciones preferentes convertibles de Omnipoint), NEXTLINK Communications y Nextel Communications. Con una gama de ofertas desde el servicio hasta el hardware y desde telefonos hasta infraestructura, estos negocios no solo ayudaron a incrementar el rendimiento, sino que estan en buenas condiciones para un crecimiento fenomenal hasta ya bien entrado el proximo milenio.

El cable es otra area muy interesante que sigue desempenando excepcionalmente bien para nosotros. Una vez mas, la tenencia principal, Time Warner (via las acciones preferentes convertibles de Reliant Energy, Inc.) fue una de las companias que mejor rendimiento produjo para nosotros. Comcast y Cox Communications son otras dos que aportaron a nuestro exito durante el periodo. Ambas companias se estan beneficiando del crecimiento en las redes y las telecomunicaciones de base ancha, suministrando los conductos esenciales que permiten que servicios de telefonia, acceso a la Internet y mayores ofrecimientos de video sean entregados utilizando una sola plataforma. Puesto que la demanda para estos servicios no hara sino aumentar, confiamos en que nuestras tenencias de cable estaran entre las tenencias que mayores rendimientos produzcan en el futuro previsible.

Un participante tanto en cable como en medios, el gigante a nivel mundial en areas de entretenimiento y medios de comunicacion, Viacom, es una posicion relativamente nueva que anadimos despues de que esa compania decidio abandonar su negocio menos lucrativo de alquiler de videos para el hogar, Blockbuster. Los recien anunciados planes para adquirir a CBS han aumentado tambien el atractivo de las acciones de la compania. Al fusionarse con CBS, Viacom, el cual es propietario de varias otras companias de medios de comunicacion, entre ellas MTV, Nickelodeon, VH1 y Paramount Studios, obtendra un acceso valioso a la distribucion por radio y

PERFIL DE LA CARTERA              31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
--------------------              ---------------------    ---------------------

Valores de renta variable                         57.0%                    61.6%
Valores de renta fija
  Bonos de empresas
    de grado de inversion                          1.8%                     0.7%
  Bonos de empresas especulativos
    y de alto riesgo                              14.3%                     9.5%
  Acciones preferentes                            21.8%                    21.6%
Los 10 principales valores de
  renta variable/preferentes
  (% de los activos)                              35.3%                    40.7%
Numero de acciones                                   51                       42
Efectivo y equivalentes a efectivo                 5.1%                     6.6%
--------------------------------------------------------------------------------

LAS 5 PRINCIPALES
INDUSTRIAS                        31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
-----------------                 ---------------------    ---------------------

Television por cable                              12.1%                    15.1%
Electrica -- Integrada                             9.4%                     7.0%
Servicios de telecomunicaciones                    5.7%                       --
Seguro de vida y de salud                          5.1%                       --
Bancos de centros monetarios                       4.4%                     4.3%
--------------------------------------------------------------------------------

LAS 10 PRINCIPALES TENENCIAS
DE RENTA VARIABLE/PREFERENTES     31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
-----------------------------     ---------------------    ---------------------

Reliant Energy, Inc., convertible, 7.00%
  (Time Warner, Inc.)                              9.4%                     7.0%
Bank of New York Company, Inc.                     4.4%                     4.3%
Omnipoint Corp., convertible, 7.00%
 (VoiceStream Wireless Corp.)                      3.5%                       --
Viacom, Inc. -- Clase B                            2.9%                       --
Univision Communications, Inc. -- Clase A          2.9%                     2.1%
American Express Co.                               2.7%                       --
Adelphia Communications Corp. -- Serie D
 convertible, 5.50%                                2.6%                       --
Comcast Corp. -- Clase especial A                  2.4%                     4.8%
Enron Corp.                                        2.3%                       --
Prudential PLC                                     2.2%                       --
--------------------------------------------------------------------------------

(1)  Ambos rendimientos incluyen dividendos reinvertidos.

(2) Lipper, Inc. define a un fondo de renta variable como aquel "fondo que procura obtener un ingreso corriente relativamente alto y un incremento del ingreso, mediante la inversion del 60% o mas de su cartera en valores de renta variable". Esta calificacion por rangos se basa en el rendimiento total, incluso la reinversion de dividendos y ganancias de capital durante el periodo indicado.

El rendimiento en el pasado no garantiza los resultados en el futuro.

14 Janus Equity Funds / 31 de octubre de 1999 television. Aun mas, el Director General de CBS, Mel Karmizan, es conocido por su astucia en reducir costos e impulsar el crecimiento de los ingresos, aumentando asi el valor para los accionistas. Como resultado, consideramos que esta nueva organizacion combinada tiene un futuro sumamente prometedor a largo plazo.

Aunque nos complacio nuestro fuerte rendimiento en general, el Fondo sufrio algunas decepciones. Una escasez de trabajadores temporales causada por una economia en expansion, junto con una mayor competencia de rivales de mercado, causaron una disminucion en los ingresos de la agencia de dotacion de personal, Robert Half International, y vendimos nuestra posicion en la misma. El proveedor de repuestos de automoviles Federal-Mogul es otra tenencia que no satisfizo nuestras expectativas. Aunque seguimos creyendo fuertemente en la compania, decidimos liquidar las acciones de la misma, al provocar la reduccion en la demanda para piezas de automoviles del mercado secundario una incertidumbre con respecto al potencial de crecimiento para los ingresos de Federal-Mogul.

Para concluir, deseo reiterar que, como siempre, nos concentramos firmemente en buscar companias de alta calidad que estan orientadas al crecimiento y que cuentan con equipos de directivos excepcionales que desplegan el capital a fin de obtener mayores rendimientos. A finales del ano, entregare las responsabilidades de administracion de la cartera a Karen Reidy, y nuestros inversionistas pueden esperar una continuidad en la misma estrategia. En su papel de administradora asistente de cartera, Karen ha hecho ya aportaciones significativas a la cartera. Debido a esto, tenemos una tremenda confianza en sus habilidades y sabemos que esta transicion sera sin problemas.

Gracias por invertir en el Janus Equity Income Fund.

RESUMEN DE RENDIMIENTO

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en valor de una inversion hipotetica de $10,000 en el Janus Equity Income Fund y el "S&P 500 Index." El Janus Equity Income Fund es representado por el area sombrado en verde. El "S&P 500 Index" es representado por la linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja el periodo de computacion desde su comienzo, 28 de junio de 1996, hasta el 31 de octubre de 1999. El cuadrante superior derecho refleja el valor al final de la inversion hipotetica en el Janus Equity Income Fund ($25,716) comparado al "S&P 500 Index" ($21,456).

Promedio del rendimiento total anual
de los periodos finalizados el 31 de octubre de 1999
Un ano, 47.22%
Desde el 28/06/96*, 32.66%

JANUS EQUITY INCOME FUND - $25,716
S&P 500 Index - $21,456

*La fecha de inicio del Fondo.
Fuente -- Lipper, Inc. 1999.

El rendimiento en el pasado no garantiza los resultados en el futuro. El rendimiento de la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran valer mas o menos que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y, por lo tanto, no refleja el costo de la administracion o las transacciones de la cartera.


LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
----------------------------                                    ----------------
Acciones ordinarias -- 57.0%
Cervecera -- 0.7%
    75,220  Anheuser-Busch Companies, Inc...................... $     5,401,736
Servicios de difusion y programacion -- 1.2%
   232,025 AT&T Corp./Liberty Media Group -- Clase A*..........       9,208,492
Television por cable -- 3.3%
    37,545  Adelphia Communications Corp. - Clase A*...........        2,050,896
   447,018  Comcast Corp. - Clase especial A...................       18,830,633
   111,270  Cox Communications, Inc. - Clase A*................        5,055,831
                                                                      25,937,360
Circuitos -- 2.6%
   145,370  Linear Technology Corp.............................       10,166,814
   133,490  Maxim Integrated Products, Inc.*...................       10,537,367
                                                                      20,704,181
Bancos comerciales -- 0.9%
   145,450  Carolina First Corp................................        3,008,997
     7,485  M&T Bank Corp......................................        3,708,818
                                                                       6,717,815
Servicios comerciales -- 0.8%

   147,210  Paychex, Inc.......................................        5,796,394
Lineas de cruceros -- 1.7%
   227,615  Carnival Corp......................................       10,128,867
    62,918  Royal Caribbean Cruises, Ltd.......................        3,338,586
                                                                      13,467,453
Procesamiento y administracion de datos -- 1.5%
   237,335  Automatic Data Processing, Inc.....................       11,436,580
Distribucion y mayoristas -- 1.8%
   174,490  Costco Wholesale Corp.*............................       14,013,728
Operaciones diversificadas -- 2.0%
    52,030  General Electric Co................................        7,053,317
   221,720  Tyco International, Ltd............................        8,854,943
                                                                      15,908,260
Componentes electronicos -- Semiconductores -- 0.7%
    65,790  Texas Instruments, Inc.............................        5,904,652
Finanzas -- Tarjeta de credito -- 2.7%
   140,590  American Express Co................................       21,650,860
Finanzas -- Banqueros/corredores de inversion -- 1.7%
   332,204  Charles Schwab Corp................................       12,935,193
Instrumentos -- Cientificos -- 1.1%
   189,805  Dionex Corp.*......................................        8,434,460
Seguro de vida y de salud -- 5.1%
 1,089,889  Prudential PLC**...................................       17,070,267
   391,145  Reinsurance Group of America, Inc..................       13,005,571
   397,295  StanCorp Financial Group, Inc......................       10,081,361
                                                                      40,157,199
Medica - Biomedicos y geneticos -- 0.7%
    35,000  Genentech, Inc.*...................................        5,101,250

Vea Notas a las listas de inversiones.

                                  Janus Equity Funds / 31 de octubre de 1999  15

JANUS EQUITY INCOME FUND

LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
----------------------------                                    ----------------
Medica - Medicamentos -- 1.4%
   217,430  Schering-Plough Corp...............................       10,762,785
Instrumentos medicos -- 0.5%
   123,290  Medtronic, Inc.....................................        4,268,916
Banco de centro monetario -- 4.4%
   814,650  Bank of New York Company, Inc......................       34,113,469
Multimedios -- 2.9%
   512,320  Viacom, Inc. -- Clase B*...........................       22,926,320
Productos de redes -- 1.9%
   204,104  Cisco Systems, Inc.*...............................       15,103,696
Ductos -- 2.3%
   444,380  Enron Corp.........................................       17,747,426
Radio -- 3.3%
   158,205  Hispanic Broadcasting Corp.*.......................       12,814,605
   381,945  Infinity Broadcasting Corp. -- Clase A*............       13,200,974
                                                                      26,015,579
Minoristas -- Productos de la construccion -- 1.3%
   132,802  Home Depot, Inc....................................       10,026,551
Minoristas -- Equipos de computadora -- 0.6%
   124,790  Insight Enterprises, Inc.*.........................        4,664,026
Minoristas -- Internet -- 1.2%
    42,330  Amazon.com, Inc.*..................................        2,989,556
    49,415  eBay, Inc.*........................................        6,677,202
                                                                       9,666,758
Minoristas -- Materiales de oficina -- 1.6%
   551,090  Staples, Inc.*.....................................       12,227,309
Minoristas -- Restaurantes -- 0.7%
   137,885  McDonald's Corp....................................        5,687,756
Bancos superregionales -- 0.8%
    65,145  Northern Trust Corp................................        6,290,564
Equipos de telecomunicaciones -- 2.7%
   145,350  Lucent Technologies, Inc...........................        9,338,738
    10,722  Nokia Oyj..........................................        1,226,219
    88,481  Nokia Oyj (ADR)....................................       10,225,086
                                                                      20,790,043
Television -- 2.9%
   263,158  Univision Communications, Inc. -- Clase A*.........       22,384,877
                                                                  --------------
Total de acciones ordinarias (costo de $333,238,070)...........      445,451,688
                                                                  --------------
Bonos de empresas -- 14.3%
Agencias de publicidad -- 0.7%
$  2,000,000 Omnicom Group, Inc., 4.25%
               obligaciones sin garantia
               subordinadas convertibles
               vencimiento 03/01/07............................  $     5,497,500
Ventas de publicidad -- 1.3%
             7,400,000 Lamar Advertising Co., 5.25%
               pagares convertibles, vencimiento 15/09/07......        9,925,250
Television por cable -- 1.8%
             Adelphia Communications Corp.:
   7,400,000 7.75%, pagares principales,
             vencimiento 15/01/09..............................        6,687,750
   5,000,000 7.875%, pagares principales,
             vencimiento 01/05/09..............................        4,525,000
   3,000,000 Charter Communications Holdings L.L.C.
             8.625%, pagares principales,
               vencimiento 01/04/09............................        2,835,000
                                                                      14,047,750
Hoteles casino -- 0%
$    154,000 Station Casinos, Inc., 10.125%
             pagares subordinados principales,
               vencimiento 15/03/06............................          157,850
Servicios de computacion -- 0.1%
     591,000 Globix Corp., 13.00%
             pagares principales, vencimiento 01/05/05.........          520,819
Computadoras -- Micro -- 0.9%
   6,310,000 EMC Corp., 6.00%
             pagares subordinados convertibles
               vencimiento 15/05/04............................        6,972,550
Alimentos -- Minoristas -- 0%
      78,000 Marsh Supermarkets, Inc., 8.875%
             pagares garantizados por la compania,
               vencimiento 01/08/07............................           74,685
Software para la Internet- - 1.9%
            Exodus Communications, Inc.:
   2,310,000 5.00%, pagares subordinados convertibles
             vencimiento 15/03/06+.............................        8,850,187
   3,000,000 11.25%, pagares principales,
               vencimiento 01/07/08............................        3,052,500
   3,000,000 PSINet, Inc., 11.00%
             pagares principales, vencimiento 01/08/09+........        3,067,500
                                                                      14,970,187
Tiempo libre, recreacion y juegos -- 0%
     235,000 Hard Rock Hotel, Inc., 9.25%
             pagares subordinados principales,
               vencimiento 01/04/05............................          172,138
Radio -- 1.1%
   6,211,000 Clear Channel Communications, Inc., 2.625%
             pagares principales convertibles,
               vencimiento 01/04/03............................        8,765,274
Minoristas -- Internet -- 2.2%
  16,417,000 Amazon.com, Inc., 4.75%
             obligaciones sin garantia
               subordinadas convertibles
               vencimiento 01/02/09............................       17,340,456
Minoristas -- Tiendas de musica -- 0.2%
   2,305,000 MTS, Inc., 9.375%
             pagares subordinados principales,
               vencimiento 01/05/05............................        1,674,006
Minoristas -- Restaurantes -- 0.1%
     448,000 Tricon Global Restaurants, Inc., 7.45%
             pagares principales, vencimiento 15/05/05.........          432,880
Telecomunicaciones por satelite -- 0.6%
   5,375,000 Innova S. de R.L., 12.875%
             pagares principales, vencimiento 01/04/07.........        4,447,813
Instituciones de ahorro y prestamo -- 0.2%
   1,400,000 Net.B@nk, Inc., 4.75%
             pagares subordinados convertibles
               vencimiento 01/06/04............................        1,212,750
Servicios de telecomunicaciones -- 2.2%
     810,000 CapRock Communications Corp., 11.50%
             pagares principales, vencimiento 01/05/09.........          781,650
   9,752,000 NTL, Inc., 7.00%
             pagares subordinados convertibles
               vencimiento 15/12/08+...........................       16,493,070
                                                                      17,274,720
Equipos inalambricos -- 1.0%
   4,160,000 Nextel Communications, Inc., 4.75%
             pagares principales convertibles,
               vencimiento 01/07/07+...........................        8,044,400
                                                                ----------------
Total de bonos de empresas (costo de $97,607,630)..............      111,531,028
                                                                ----------------

Vea Notas a las listas de inversiones.

16  Janus Equity Funds / 31 de octubre de 1999

LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
----------------------------                                    ----------------
Bonos extranjeros -- 1.8%
Television por cable -- 1.8%
GBP 8,515,000 Telewest Communications PLC, 5.25%
             bonos convertibles, vencimiento 19/02/07**,+
               (costo de $13,511,542).......................... $     13,972,264

Acciones preferentes -- 21.8%
Television por cable -- 5.2%
     120,000 Adelphia Communications Corp. - Serie D
             convertible, 5.50%................................       20,355,000
     221,000 Cox Communications, Inc.
             convertible, 7.00%................................       13,702,000
      67,775 MediaOne Group, Inc.
             convertible, 6.25%
             (Vodafone AirTouch PLC (ADR)).....................        7,048,600
                                                                      41,105,600
Lineas de cruceros -- 2.1%
     103,645 Royal Caribbean Cruises, Ltd.
             convertible, 7.25%................................       16,583,200
Electrica -- Integrada -- 9.4%
     639,529 Reliant Energy, Inc.
             convertible, 7.00% (Time Warner, Inc.)............       73,385,953
Servicios de telecomunicaciones -- 3.5%
     202,857 Omnipoint Corp.
             convertible, 7.00%
               (VoiceStream Wireless Corp.)....................       27,334,981
Telefonia -- Integrada -- 1.6%
      87,931 NEXTLINK Communications, Inc.
             convertible, 6.50%................................       12,376,288
                                                                ----------------
Total de acciones preferentes (costo de $142,619,562)..........      170,786,022
                                                                ----------------
Warrants -- 0%
Software para la Internet -- 0%
             591 Bell Technology Group, Ltd.
               -- vence el 01/05/05* (costo de $0).............           93,082
Pagare a corto plazo de empresa -- 1.7%
             Household Finances Corp.
$ 13,100,000 5.30%, 01/11/99
             (costo amortizado de $13,100,000).................       13,100,000
                                                                ----------------
Total de inversiones (costo total de $600,076,804) -- 96.6%....      754,934,084
                                                                ----------------
Efectivo, cuentas por cobrar y otros activos,
             descontados los pasivos - 3.4%....................       26,385,032
Activo neto -- 100%............................................ $    781,319,116


RESUMEN DE INVERSIONES POR PAIS, 31 DE OCTUBRE DE 1999

PAIS                       % DE VALORES DE INVERSION            VALOR DE MERCADO
----                       -------------------------            ----------------
Las Bermudas                                    1.2%            $      8,854,943
Finlandia                                       1.5%                  11,451,305
Mexico                                          0.6%                   4,447,813
Reino Unido                                     4.1%                  31,042,531
Estados Unidos++                               92.6%                 699,137,492
                                              ------            ----------------
Total                                         100.0%            $    754,934,084
                                              ------            ----------------

++Incluye valores a corto plazo (90.9% excluyendo los valores a corto plazo)

CONTRATOS DE DIVISAS A PLAZO, PENDIENTES DE EJECUCION AL 31 DE OCTUBRE DE 1999

                                                                       GANANCIA/
DIVISA VENDIDA Y               UNIDADES DE      VALOR DE DIVISA        (PERDIDA)
FECHA DE LIQUIDACION       DIVISA VENDIDAS               EN US$     NO REALIZADA
--------------------       ---------------      ---------------     ------------
Libra esterlina 07/04/00         5,150,000      $     8,468,145     $     59,225
                           ---------------      ---------------     ------------
Total                                           $     8,468,145     $     59,225

Vea Notas a las listas de inversiones.

                                  Janus Equity Funds / 31 de octubre de 1999  17

JANUS GLOBAL LIFE SCIENCES FUND

Thomas Malley
administrador de cartera

Desde su inicio el 31 de diciembre de 1998, el Janus Global Life Sciences Fund registro un rendimiento del 19.70%, superior al rendimiento del 12.03% registrado por su indice de referencia, el S&P 500 Index.(1) Estos resultados se comparan favorablemente tambien con el rendimiento total promedio del ano hasta la fecha del 0.13% para fondos de salud y biotecnologia sondeados por Lipper, Inc., una de las principales companias de calificacion de fondos.(2)

Aunque hubo muchos y diversos desafios en el area de atencion de la salud, nuestro mandato flexible nos permitio evitar mucha de la volatilidad durante el periodo. Seguimos evaluando cada inversion en virtud de sus propios meritos, concentrandonos en companias con un fuerte incremento en ingresos y volumen unitario, una gestion superior, un area comercial dominante y ganancias estables.

Nuestra exposicion en el extranjero siguio siendo reducida, a pesar de la adicion de unas cuantas companias extranjeras singulares y fundamentalmente solidas. Una de esas adiciones fue QLT PhotoTherapeutics de Canada, una compania que desarrolla y comercializa medicamentos activados por la luz para el tratamiento del cancer, trastornos de auto inmunidad, enfermedades cardiovasculares y condiciones oftalmologicas. Visudyne, el producto mas prometedor de QLT, es practicamente el unico disponible para el tratamiento de una forma comun de degeneracion macular relacionada con el envejecimiento, la principal causa de ceguera en adultos de mayor edad. Consideramos que Visudyne sera aprobada facilmente por la FDA, y prevemos un fuerte lanzamiento del producto al mercado durante el primer semestre del 2000.

Mientras tanto, ya que muchas companias farmaceuticas de alta capitalizacion han experimentado recientemente dificultades en el desarrollo de nuevos productos prometedores, nuestros esfuerzos de investigacion de varias empresas de biotecnologia siguen firmemente adelante. Nuestro equipo ha identificado a varias companias que, a nuestro parecer, poseen un gran potencial en lo que se refiere a nuevos productos. Por lo tanto, el Fondo mantiene una tenencia relativamente alta en la biotecnologia. Una de nuestras tenencias que obtuvo un rendimiento notable en esta area fue Amgen, la cual actualmente tiene dos productos exitosos en el mercado: Epogen, un tratamiento para la anemia, y Neupogen, un estimulante de las celulas sanguineas blancas.

Eliminamos nuestra exposicion en companias de cirugia refractora con laser, anteriormente un area de enfasis para el Fondo. Tomamos esa decision luego de una serie de consultas con oftalmologos que revelaron que se comenzaba a dar una competencia de precios en la industria. Comenzamos a reducir nuestras posiciones en laser, Vision Centers y The Laser Center, antes de que el mercado en general se enterara de la guerra de precios que se avecinaba, liquidandolas por completo mucho antes de que se sintiera el impacto completo de la ola de ventas correspondiente. Aunque seguimos teniendo confianza en los equipos de directivos de ambas companias, consideramos que sera dificil que las ganancias de estas aumenten en este nuevo entorno de competencia. En consecuencia, aprovechamos esta oportunidad para realizar utilidades.

Como mencionamos anteriormente, a varias de las companias farmaceuticas grandes les ha costado desarrollar nuevos productos para reemplazar a los que sufren de una erosion de su posicion competitiva o un vencimiento de patente cercano. Tipos de interes mas altos y una incertidumbre vinculada a la reforma pendiente de Medicare tambien influyeron en la toma de estas medidas, convenciendonos de que debiamos mantener una ponderacion relativamente pequena en dichas companias. Una excepcion ha sido Schering-Plough, la cual sobresale en la industria debido a un prometedor programa de desarrollo y la fuerte popularidad comercial que disfruta su tratamiento para las alergias, Claritin, y el tratamiento para el cancer y la hepatitis, alfa interferon. Aunque los precios en bolsa de Schering-Plough bajaron durante el


PERFIL DE LA CARTERA                                       31 DE OCTUBRE DE 1999
--------------------                                       ---------------------
Valores de renta variable                                                  82.6%
  Extranjeros                                                              11.0%
Los 10 principales valores de
  renta variable (% de los activos)                                        47.0%
Numero de acciones                                                            39
Efectivo y equivalentes a efectivo                                         17.4%
--------------------------------------------------------------------------------

LAS 5 PRINCIPALES INDUSTRIAS                               31 DE OCTUBRE DE 1999
----------------------------                               ---------------------
Medica - Biomedicos y geneticos                                            26.5%
Productos terapeuticos                                                     19.9%
Medica - Medicamentos                                                      13.3%
Productos medicos                                                           7.0%
Suministros opticos                                                         5.1%
--------------------------------------------------------------------------------

LAS 10 PRINCIPALES TENENCIAS DE RENTA VARIABLE             31 DE OCTUBRE DE 1999
----------------------------------------------             ---------------------
QLT PhotoTherapeutics, Inc.                                                 9.8%
Allergan, Inc.                                                              5.1%
Biogen, Inc.                                                                4.7%
Schering-Plough Corp.                                                       4.5%
MiniMed, Inc.                                                               4.4%
Enzon, Inc.                                                                 4.0%
Genetech, Inc.                                                              4.0%
Gilead Sciences, Inc.                                                       3.9%
Amgen, Inc.                                                                 3.6%
Medtronic, Inc.                                                             3.0%
--------------------------------------------------------------------------------

(1) Ambos rendimientos incluyen dividendos reinvertidos.

(2) Lipper, Inc. define a un fondo de salud y biotecnologia como aquel "fondo que invierte el 65% de su cartera de renta variable en acciones de companias que se dedican a la atencion de salud, la medicina y la biotecnologia".

El rendimiento en el pasado no garantiza los resultados en el futuro.

18 Janus Equity Funds / 31 de octubre de 1999 periodo, seguimos siendo optimistas en cuanto a las perspectivas de la compania.

Quisiera decir tambien que la consolidacion parece estar en auge dentro de la industria de los farmaceuticos. Despues del anuncio de la fusion entre Warner-Lambert y American Home Products, Pfizer ha hecho una contraoferta para adquirir a Warner-Lambert. Aunque no queda en claro cual sera el resultado de la misma, la consolidacion puede producir sinergias significativas de costos e ingresos, y llevamos a cabo un extenso analisis a fin de estar en buena posicion para esta fase de la industria.

Una de nuestras mayores decepciones fue Boston Scientific, la cual disminuyo drasticamente debido a una desaceleracion en las ventas de su unidad de dispositivos cardiacos y el impacto acumulativo de varios retiros de productos del mercado. Aunque todavia tenemos una gran confianza en la vision a largo plazo de los directivos, el debilitamiento de los factores fundamentales comerciales y las condiciones de mercado nos obligaron a vender las acciones de la compania.

En los meses venideros, prevemos que, debido a la amenaza persistente de la inflacion y a tipos de interes mas altos, los mercados seguiran siendo volatiles. Mientras tanto, muchas de las presiones especificas que se presentan en contra de las acciones de atencion de la salud, tales como la reforma legislativa pendiente y dificultades con los nuevos ofrecimientos de productos, no se han resuelto por completo todavia. No obstante, somos optimistas en cuanto a la posibilidad de que nuestros esfuerzos de investigacion sigan conduciendo al descubrimiento de companias individuales capaces de obtener un rendimiento superior al del mercado. Para ese fin, hemos fortalecido al equipo, anadiendo a tres analistas nuevos, Bob Jackson, M.D., Chad Hollingsworth y Andy Acker. Nos entusiasma mucho contar con ellos.

Para concluir, quisiera darles mis sinceras gracias por su inversion y confianza en el Janus Global Life Sciences Fund.



RESUMEN DE RENDIMIENTO

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en valor de una inversion hipotetica de $10,000 en el Janus Global Life Sciences Fund y el "S&P 500 Index." El Janus Global Life Sciences Fund es representado por el area sombrado en verde. El "S&P 500 Index" es representado por la linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja el periodo de computacion desde su comienzo, 31 de diciembre de 1998, hasta el 31 de octubre de 1999. El cuadrante inferior derecho refleja el valor al final de la inversion hipotetica en el Janus Global Life Sciences Fund ($11,970) comparado al "S&P 500 Index" ($11,203).

Rendimiento total acumulativo
para el periodo finalizado el 31 de octubre de 1999
Desde el 31/12/98*, 19.70%

JANUS GLOBAL LIFE SCIENCES FUND - $11,970
S&P 500 Index - $11,203

*La fecha de inicio del Fondo
Fuente - Lipper, Inc. 1999.

El rendimiento en el pasado no garantiza los resultados en el futuro.
El rendimiento de la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran valer mas o menos que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice.
El Indice no es administrado y, por lo tanto, no refleja el costo de la administracion o las transacciones de la cartera.


LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                   VALOR DE MERCADO
----------------------------                                   ----------------
Acciones ordinarias -- 82.6%
Instrumentos -- Cientificos -- 1.8%
      95,925 PE Corp./PE Biosystems Group..................... $      6,223,134
Contenido de Internet -- 0.8%
      63,945 CareInsite, Inc.*................................        2,797,594
Medica -- Biomedicos y geneticos -- 26.5%
     155,530 Amgen, Inc.*.....................................       12,403,517
     218,190 Biogen, Inc.*....................................       16,173,334
     720,000 Cellegy Pharmaceuticals, Inc.*,+,#,ss............        5,961,600
     475,855 Enzon, Inc.*.....................................       13,948,500
      93,415 Genentech, Inc.*.................................       13,615,236
      46,960 Human Genome Sciences, Inc.*.....................        4,103,130
       8,130 Immunex Corp.*...................................          512,190
     191,800 Invitrogen Corp.*................................        4,795,000
      46,185 Millennium Pharmaceuticals, Inc.*................        3,238,723
     680,575 Oxford GlycoSciences PLC**.......................        3,830,471
     109,575 PE Corp./Celera Genomics Group...................        4,287,122
      49,495 Titan Pharmaceuticals, Inc.*.....................          417,614
     200,000 Transkaryotic Therapies, Inc.*,+,ss..............        8,000,000
                                                                     91,286,437
Medica - Medicamentos -- 13.3%
      86,210 Abbott Laboratories..............................        3,480,729
      45,505 Bristol-Myers Squibb Co..........................        3,495,353
      60,000 Forest Laboratories, Inc.*.......................        2,752,500
      20,795 MedImmune, Inc.*.................................        2,329,040
      87,940 Pfizer, Inc......................................        3,473,630
     180,000 Priority Healthcare Corp.*.......................        3,611,250
     312,985 Schering-Plough Corp.............................       15,492,757
     200,000 ViroPharma, Inc.*................................        4,175,000
      88,480 Warner-Lambert Co................................        7,061,810
                                                                     45,872,069
Medica -- Medicamentos genericos -- 1.1%
     103,665 Alpharma, Inc. -- Clase A........................        3,647,712
Sistemas de informatica medica -- 1.5%
     320,000 Allscripts, Inc.*................................        5,000,000
Instrumentos medicos -- 3.0%
     298,500 Medtronic, Inc...................................       10,335,563
Productos medicos -- 7.0%
      86,080 Johnson & Johnson................................        9,016,880
     199,255 MiniMed, Inc.*...................................       15,106,020
                                                                     24,122,900

Vea Notas a las listas de inversiones.

                                  Janus Equity Funds / 31 de octubre de 1999  19

JANUS GLOBAL LIFE SCIENCES FUND


LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                   VALOR DE MERCADO
----------------------------                                   ----------------
Suministros opticos -- 5.1%
     163,520 Allergan, Inc....................................       17,557,960
Servicios farmaceuticos -- 1.0%
      98,990 Accredo Health, Inc.*............................        3,266,670
Minoristas -- Farmacia -- 0.9%
      74,405 CVS Corp.........................................        3,231,967
Minoristas -- Internet -- 0.7%
      70,030 Drogastore.com, Inc.*............................        2,547,341
Productos terapeuticos -- 19.9%
      90,000 Abgenix, Inc.*...................................        3,993,750
     183,700 BioMarin Pharmaceutical, Inc.*...................        2,824,388
     212,950 Gilead Sciences, Inc.*...........................       13,455,778
     285,790 Pharmacyclics, Inc.*.............................       10,109,821
     799,965 QLT PhotoTherapeutics, Inc.*.....................       33,898,517
     236,460 Trimeris, Inc.*..................................        4,256,280
                                                                     68,538,534
                                                               ----------------
Total de acciones ordinarias (costo de $241,913,494)..........      284,427,881
                                                               ----------------
Acuerdo de recompra -- 9.0%
$ 31,000,000 ABN AMRO Securities, Inc., 5.34%
             con fecha 29/10/99, con vencimiento
             de 01/11/99, a ser comprado de
             vuelta a $31,013,795 garantizado
             por $25,545,712 en Fannie Mae, 5.75%-
             7.577%, 01/02/09-01/11/30; $27,013,063
             en Freddie Mac, 5.781%-11.34%,
             01/05/00-01/09/29; $9,492,614 en Ginnie
             Mae, 5.8312%-7.50%, 15/12/13-15/09/29;
             con respectivos valores de $9,714,990,
             $13,413,120 y $8,491,890
             (costo de $31,000,000)...........................       31,000,000

Pagare a corto plazo de empresa -- 4.6%
             Household Finances Corp.
$ 16,000,000   5.30%, 01/11/99
               (costo amortizado de $16,000,000)..............       16,000,000
Agencia del Gobierno de los EE.UU. -- 7.2%
             Fannie Mae
  25,000,000   5.52%, 20/01/00 (costo de $24,694,444).........       24,696,000
                                                               ----------------
Total de inversiones (costo total de $313,607,938) -- 103.4%..      356,123,881
                                                               ----------------
Pasivo, descontado el efectivo, las cuentas por
cobrar y otros activos -- (3.4%)..............................      (11,687,382)
                                                               ----------------
Activo neto - 100%............................................ $    344,436,499
                                                               ----------------


RESUMEN DE INVERSIONES POR PAIS, 31 DE OCTUBRE DE 1999

PAIS                   % DE VALORES DE INVERSION               VALOR DE MERCADO
-----                  -------------------------               ----------------
Canada                                      9.5%               $     33,898,517
Reino Unido                                 1.1%                      3,830,471
Estados Unidos++                           89.4%                    318,394,893
                                          ------               ----------------
Total                                     100.0%               $    356,123,881
                                          ------               ----------------

++ Incluye valores a corto plazo (69.3% excluyendo los valores a corto plazo)

CONTRATOS DE DIVISAS A PLAZO, PENDIENTES DE EJECUCION AL 31 DE OCTUBRE DE 1999

                                                                       GANANCIA/
DIVISA VENDIDA Y               UNIDADES DE      VALOR DE DIVISA        (PERDIDA)
FECHA DE LIQUIDACION       DIVISA VENDIDAS               EN US$     NO REALIZADA
--------------------       ---------------      ---------------     ------------
Libra esterlina 7/04/00          1,125,000           $1,849,838          $12,938
                           ---------------      ---------------     ------------
Total                                                $1,849,838          $12,938

Vea Notas a las listas de inversiones.

20  Janus Equity Funds / 31 de octubre de 1999

                                                    JANUS GLOBAL TECHNOLOGY FUND

                                                                         Mike Lu
                                                        administrador de cartera

Desde su inicio el 31 de diciembre de 1998, el Janus Global Technology Fund registro un rendimiento del 109.40%, superior al de nuestro indice de referencia, el S&P 500 Index, el cual tuvo un rendimiento del 12.03% en el mismo periodo de 10 meses.(1) Nuestros resultados excedieron tambien a los de muchos de nuestros competidores. El rendimiento total promedio de los fondos de ciencia y tecnologia sondeados por Lipper, Inc., una de las principales companias decalificacion de fondos, fue del 57.62%.(2)

En mi carta a los accionistas el pasado mes de abril, mencione mi entusiasmo acerca de las magnificas oportunidades que seguimos descubriendo en las areas de habilitacion de la Internet, las redes y las telecomunicaciones. Hoy en dia, muchas de esas mismas acciones siguen siendo tenencias principales del Fondo, apoyando nuestra tesis de invertir en companias que habilitan el explosivo crecimiento de la Internet y las intranets -sean habilitadores de software, hardware, servicio, o habilitadores "que habilitan".

Por ejemplo, nos siguen gustando las perspectivas de VERITAS Software, Cisco Systems, Sun Microsystems y Nokia. VERITAS, un habilitador de software detras del escenario, produjo ganancias significativas, gracias a que es reconocido cada vez mas como el desarrollador lider de software de almacenamiento y administracion de datos. Cisco Systems tambien produjo fuertes resultados, haciendo adelantos como el habilitador preferido de redes integradas de voz, video y datos de un extremo al otro. A todas estas, Sun Microsystems crea vinculos criticos con fabricantes de equipos de telecomunicaciones clave, tiene un inventario formidable de presentaciones de nuevos productos, y se beneficia del mayor numero de servidores necesarios para procesar los volumenes de datos de la Internet, los cuales crecen exponencialmente. Por ultimo, Nokia sigue obteniendo mayor participacion de mercado con sus telefonos celulares basados en plataforma y su expansion en el acceso a datos alambrico e inalambrico de banda ancha.

Sapient es un buen ejemplo de un habilitador de servicio, que proporciona asesoria y conocimientos de implementacion para el comercio electronico y la habilitacion de la Internet. Anadimos a nuestra posicion la primavera pasada cuando Sapient experimento lo que, a nuestro juicio, fue una baja injustificada en el precio de sus acciones debido a temores sobre menores niveles de gastos en tecnologia por parte de las empresas. Aprovechando nuestro sondeo continuo de las tendencias de la industria e intercambios de opiniones con un sinnumero de directores principales de informatica, directores principales de tecnologia y personal de informatica de las empresas directamente involucradas, llegamos a la conclusion de que estos temores eran sumamente exagerados. Aunque era cierto que proyectos con una larga amortizacion de inversion, tales como las mejoras en la planificacion y el mantenimiento de recursos a nivel de toda la empresa, si se estaban aplazando, los desarrollos de habilitacion de la Internet con una corta amortizacion de inversion -el enfoque comercial principal de Sapientmarchaban adelante a toda maquina. Por lo tanto, analizando minuciosamente la dinamica real del mercado y entendiendo mejor los factores que impulsan los negocios de la compania, adquirimos la confianza necesaria para duplicar concreces nuestra posicion en Sapient y fuimos premiados cuando sus acciones se recuperaron.

Otra compania que registro un rendimiento impresionante para el Fondo fue JDS Uniphase, una habilitadora "que habilita" y que disena y fabrica una amplia gama de componentes opticos activos y pasivos para el creciente mercado de telecomunicaciones de fibra optica. JDS Uniphase fue formada recientemente con la fusion de JDS FITEL y Uniphase, ambas tenencias del Fondo antes de que se fusionaran. Consideramos que JDS Uniphase habilitara a proveedores importantes de telecomunicaciones, tales como Nortel Networks, Lucent Technologies y CIENA -otras tres posiciones del Fondo- para aumentar de manera significativa el rendimiento de sus sistemas opticos venideros.

                                                 (continua en la proxima pagina)

PERFIL DE LA CARTERA                                       31 DE OCTUBRE DE 1999
---------------------                                      ---------------------
Valores de renta variable                                                  83.0%
  Extranjeros                                                              21.9%
  Europeos                                                                 10.8%
Los 10 principales valores de
  renta variable (% de los activos)                                        28.9%
Numero de acciones                                                            90
Efectivo, equivalentes a efectivo y
  valores de renta fija                                                    17.0%
--------------------------------------------------------------------------------

LAS 5 PRINCIPALES INDUSTRIAS                               31 DE OCTUBRE DE 1999
----------------------------                               ---------------------
Telecomunicaciones celulares                                                8.2%
Equipos de telecomunicaciones                                               8.1%
Componentes electronicos -- Semiconductores                                 7.8%
Fibra optica                                                                6.0%
Software para la Internet                                                   5.9%
--------------------------------------------------------------------------------

LAS 10 PRINCIPALES TENENCIAS DE RENTA VARIABLE             31 DE OCTUBRE DE 1999
----------------------------------------------             ---------------------
Nokia Oyj                                                                   4.3%
JDS Uniphase Corp.                                                          4.3%
Sun Microsystems, Inc.                                                      3.5%
VERITAS Software Corp.                                                      3.2%
Texas Instruments, Inc.                                                     2.6%
Sapient Corp.                                                               2.5%
China Telecom, Ltd.                                                         2.2%
Cisco Systems, Inc.                                                         2.2%
Exodus Communications, Inc.                                                 2.1%
Applied Materials, Inc.                                                     2.0%
--------------------------------------------------------------------------------

(1) Ambos rendimientos incluyen dividendos reinvertidos.

(2) Lipper, Inc. define a un fondo de ciencia y tecnologia como aquel "fondo que invierte el 65% de su cartera de renta variable en acciones de ciencia y tecnologia".

    El rendimiento en el pasado no garantiza los resultados en el futuro.

                                  Janus Equity Funds / 31 de octubre de 1999  21

En Asia, en los meses de abril y mayo, aprovechamos las olas de ventas en el mercado para aumentar de manera sustancial pero selectiva las inversiones del Fondo. El proveedor de servicios inalambricos China Telecom es uno de los favoritos, habiendo capturado una participacion del mercado de casi el 90% y aumentando el numero de suscriptores a un ritmo increible de 500,000 cada mes. China Telecom lleva a las masas la posibilidad de voz y datos inalambricos a un precio asequible de apenas cinco centavos por minuto. Seguimos siendo positivos acerca de Matsushita Communications, el fabricante mas grande de telefonos inalambricos en el Japon. Esta compania esta en buenas condiciones para seguir capturando una mayor participacion del mercado, al acelerar la demanda de reemplazo de telefonos en el Japon debido a la popularidad de las aplicaciones de datos celulares de banda angosta y al convertirse el Japon en el primer pais en hacer la transicion a redes celulares de tercera generacion.

Desafortunadamente, algunas de nuestras posiciones perjudicaron al rendimiento global del Fondo, incluyendo Excite@Home, la cual fue creada cuando la compania de portales para la Internet Excite se fusiono con el proveedor de acceso de cable de banda ancha @Home. Nos convertimos en accionistas de esta nueva compania a traves de nuestra inversion existente en Excite. La division de software MatchLogic de Excite, la cual captura en linea datos de compra y navegacion, fue particularmente atractiva. Sin embargo, distracciones que ocurrieron despues de la fusion con respecto a la estrategia e introduccion de productos, indicaron un cambio fundamental en las perspectivas, llevandonos a liquidar la posicion.

Para concluir, quisiera darle las gracias a nuestros accionistas por su confianza continua, segun es evidenciada por el aumento en los activos del Fondo. Nuestro exito en encontrar a companias dinamicas, junto con nuestra politica de evitar aquellas con factores fundamentales riesgosos, ha producido los resultados que considero que ustedes merecen.

Una vez mas, les agradezco su inversion en el Janus Global Technology Fund.


RESUMEN DE RENDIMIENTO

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en valor de una inversion hipotetica de $10,000 en el Janus Global Technology Fund y el "S&P 500 Index." El Janus Global Technology Fund es representado por el area sombrado en verde.
El "S&P 500 Index" es representado por la linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja el periodo de computacion desde su comienzo, 31 de diciembre de 1998, hasta el 31 octubre de 1999. Los cuadrantes superior derecho e inferior derecho reflejan el valor al final de la inversion hipotetica en el Janus Global Technology Fund ($20,940) comparado al "S&P 500 Index" ($11,203).

Rendimiento total acumulativo
del periodo finalizado el 31 de octubre de 1999
Desde el 31/12/98*, 109.40%

JANUS GLOBAL TECHNOLOGY FUND - $20,940
S&P 500 Index - $11,203

*La fecha de inicio del Fondo
Fuente - Lipper, Inc. 1999.

El rendimiento en el pasado no garantiza los resultados en el futuro.
El rendimiento de la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran valer mas o menos que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice.
El Indice no es administrado y, por lo tanto, no refleja el costo de la administracion o las transacciones de la cartera.


LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                  VALOR DE MERCADO
----------------------------                                  ----------------
Acciones ordinarias -- 83.0%
Software de aplicaciones -- 2.1%
      83,750 Citrix Systems, Inc.*  ..........................  $    5,370,469
     826,560 i2 Technologies, Inc.* ..........................      65,246,580
                                                                    70,617,049
Television por cable -- 0.3%
     688,494 Le Groupe Videotron ltee. .......................       9,829,610

Telecomunicaciones celulares -- 8.2%
   7,880,000 China Telecom, Ltd.*,** .........................      26,978,254
     700,430 China Telecom, Ltd. (ADR)*,** ...................      47,279,025
         950 NTT Mobile Communications Network, Inc.** .......      25,215,589
     923,980 Orange PLC* .....................................      22,819,750
     279,300 Orange PLC (ADR)* ...............................      34,772,850
   1,164,175 Partner Communications Company, Ltd. (ADR)* .....      18,335,756
     505,000 Sprint Corp./PCS Group* .........................      41,883,437
     428,760 Vodafone AirTouch PLC (ADR) .....................      20,553,682
     350,000 VoiceStream Wireless Corp.* .....................      34,562,500
                                                                   272,400,843
Circuitos -- 1.2%
     105,650 Maxim Integrated Products, Inc.* ................       8,339,747
     712,970 Vitesse Semiconductor Corp.* ....................      32,707,499
                                                                    41,047,246
Software de comunicaciones -- 1.2%
     560,585 Razorfish, Inc.* ................................      41,343,144

Seguridad de datos informaticos -- 2.1%
     348,302 Baltimore Technologies PLC* .....................      10,716,164
     120,770 Check Point Software Technologies, Ltd.* ........      13,971,579
     367,250 VeriSign, Inc.* .................................      45,355,375
                                                                    70,043,118
Servicios de computacion -- 4.5%
     147,025 Electronic Data Systems Corp. ...................       8,600,963
      28,600 Fujitsu Support and Service, Inc.** .............       8,029,701
      67,400 HiQ International A.B.* .........................       1,922,623
     180,024 Icon Medialab International A.B.* ...............       9,549,449
     640,920 Sapient Corp.* ..................................      81,957,645
     400,945 Technology Solutions Co.* .......................       8,219,372
     807,615 Whittman-Hart, Inc.* ............................      31,042,702
                                                                   149,322,455
Software de computadora -- 2.0%
     344,545 Micromuse, Inc.* ................................      36,823,247
     334,640 Microsoft Corp.* ................................      30,975,115
                                                                    67,798,362

Vea Notas a las listas de inversiones.

22  Janus Equity Funds / 31 de octubre de 1999

LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                  VALOR DE MERCADO
----------------------------                                  ----------------
Computadoras -- Sistemas integrados -- 2.0%
     130,000 ASM Lithography Holding N.V. (ADR)* .............       9,441,250
     125,245 Brocade Communications Systems, Inc.* ...........      33,690,905
     110,000 Equant N.V. -- Acciones de Nueva York* ..........      10,670,000
     468,000 Fujitsu, Ltd.** .................................      14,081,251
                                                                    67,883,406
Computadoras -- Dispositivos de memoria -- 3.6%
     162,530 EMC Corp.* ......................................      11,864,690
   1,001,690 VERITAS Software Corp.* .........................     108,057,309
                                                                   119,921,999
Computadoras -- Micro -- 4.5%
     215,460 IBM Corp. .......................................      21,195,877
  11,290,000 Legend Holdings, Ltd.** .........................      12,060,853
   1,097,535 Sun Microsystems, Inc.* .........................     116,132,922
                                                                   149,389,652
Distribucion y mayoristas -- 0.9%
      70,400 Softbank Corp.** ................................      29,209,646

Operaciones diversificadas -- 0.8%.
     329,090 Corning, Inc. ...................................      25,874,701

Componentes electronicos -- 1.2%
     863,000 NEC Corp.** .....................................      17,448,536
     470,000 SCI Systems, Inc.* ..............................      23,206,250
                                                                    40,654,786

Componentes electronicos -- Semiconductores -- 7.8%
     225,225 Chartered Semiconductor (ADR)* ..................       7,474,655
     420,445 Conexant Systems, Inc.* .........................      39,259,052
     285,850 QLogic Corp.* ...................................      29,764,131
     422,000 SDL, Inc.* ......................................      52,037,875
   1,134,450 Taiwan Semiconductor Manufacturing
               Company, Ltd. (ADR)* ..........................      39,280,331
     964,010 Texas Instruments, Inc. .........................      86,519,898
      85,000 Xilinx, Inc.* ...................................       6,683,125
                                                                   261,019,067
Instrumentos de medicion electronicos -- 1.9%
   1,661,860 Teradyne, Inc.* .................................      63,981,610

Software de entretenimiento -- 0.1%
      40,000 Electronic Arts, Inc.* ..........................       3,232,500

Fibra optica -- 6.0%
     559,000 CIENA Corp.* ....................................      19,704,750
     859,625 JDS Uniphase Corp.* .............................     143,449,922
   1,156,370 Metromedia Fiber Network, Inc. - Clase A* .......      38,232,483
                                                                   201,387,155
Contenido de Internet -- 1.5%
     283,509 DoubleClick, Inc.* ..............................      39,691,260
     169,290 VerticalNet, Inc.* ..............................       9,480,240
                                                                    49,171,500
Software para la Internet -- 5.7%
     154,630 America Online, Inc.* ...........................      20,053,578
     240,000 BCE Emergis, Inc.* ..............................       6,200,286
     825,320 Exodus Communications, Inc.* ....................      70,977,520
     586,685 Portal Software, Inc.* ..........................      38,354,532
     637,475 PSINet, Inc.* ...................................      22,949,100
     840,980 Verio, Inc.* ....................................      31,379,066
                                                                   189,914,082
Seguro de vida y de salud -- 0.4%
     916,391 Prudential PLC ..................................      14,352,874

Maquinarias -- Industriales generales -- 2.0%
     729,500 Applied Materials, Inc.* ........................      65,518,219

Sistemas de informatica medica -- 0.4%
     379,000 Healtheon Corp.* ................................      12,507,000

Instrumentos medicos -- 0.5%
     190,000 Affymetrix, Inc.* ...............................      16,743,750

Software para redes -- 1.5%
     513,210 Concord Communications, Inc.* ...................      26,654,844
   1,111,315 Novell, Inc.* ...................................      22,295,757
                                                                    48,950,601
Productos de redes -- 2.9%
     993,180 Cisco Systems, Inc.* ............................      73,495,320
     332,705 Network Appliance, Inc.* ........................      24,620,170
                                                                    98,115,490
Ductos -- 0.6%
     495,190 Enron Corp. .....................................      19,776,651

Minoristas -- Internet -- 1.2%
     406,040 Amazon.com, Inc.* ...............................      28,676,575
      83,875 eBay, Inc.* .....................................      11,333,609
                                                                    40,010,184
Equipos de telecomunicaciones -- 8.1%
     608,534 Lucent Technologies, Inc. .......................      39,098,309
     223,000 Matsushita Communication Industrial
               Company, Ltd.** ...............................      37,437,316
      30,000 Nokia Oyj .......................................       3,430,942
   1,220,380 Nokia Oyj (ADR) .................................     141,030,164
     688,245 Nortel Networks Corp. ...........................      42,628,175
     148,215 Terayon Communication Systems, Inc.* ............       6,484,406
                                                                   270,109,312
Servicios de telecomunicaciones -- 4.5%
     135,000 COLT Telecom Group PLC*,+ .......................       4,031,691
     169,500 COLT Telecom Group PLC (ADR)* ...................      20,085,750
     604,414 Energis PLC* ....................................      19,213,244
     489,240 Level 3 Communications, Inc.* ...................      33,451,785
     833,350 McLeodUSA, Inc. -- Clase A* .....................      37,188,244
     391,250 NTL, Inc.*.......................................      29,490,469
     281,870 Time Warner Telecom, Inc.* ......................       7,099,601
                                                                   150,560,784

Telefonia -- Integrada -- 2.2%
     561,000 NEXTLINK Communications, Inc. -- Clase A* .......      33,554,813
   1,263,718 Sonera Oyj ......................................      37,920,989
                                                                    71,475,802
Telefonia - Larga distancia -- 0.4%
         375 Japan Telecom Company, Ltd.** ...................      12,864,119

Equipos inalambricos -- 0.7%
     230,000 Motorola, Inc. ..................................      22,410,625
                                                                --------------
Total de acciones ordinarias (costo de $1,793,155,658) .......   2,767,437,342
                                                                --------------
Bonos de empresas -- 0.8%
Software de aplicaciones -- 0.1%
$  3,000,000 Citrix Systems, Inc., de cupon cero
               obligaciones sin garantia
               subordinadas convertibles
               vencimiento 22/03/19+..........................  $    1,526,250
Servicios de computacion -- 0.2%
   6,000,000 Globix Corp., 13.00%
               pagares principales, vencimiento 01/05/05......       5,287,500

Vea Notas a las listas de inversiones.

                                  Janus Equity Funds / 31 de octubre de 1999  23

JANUS GLOBAL TECHNOLOGY FUND

LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
----------------------------                                    ----------------
Computadoras -- Dispositivos de memoria - 0.3%
$  8,000,000 VERITAS Software Corp., 1.856%
               pagares descontados convertibles,
               vencimiento 13/08/06...........................        11,100,000

Contenido de Internet -- 0.2%
   4,000,000 DoubleClick, Inc., 4.75%
               pagares subordinados convertibles
               vencimiento 15/03/06+..........................         7,340,000
                                                                ----------------
Total de bonos de empresas (costo de $18,469,731).............        25,253,750
                                                                ----------------
Acciones preferentes -- 0.5%
Software para la Internet -- 0.2%
     160,000 Verio, Inc., convertible, 6.75%+.................         7,460,000

Servicios de telecomunicaciones -- 0.3%
      28,000 McLeodUSA, Inc. -- Serie A
               convertible, 6.75%.............................        11,200,000
                                                                ----------------
Total de acciones preferentes (costo de $15,000,000)..........        18,660,000
                                                                ----------------
Acuerdos de recompra -- 4.6%
$150,600,000 ABN AMRO Securities, Inc., 5.34%
               con fecha 29/10/99, con vencimiento de
               01/11/99, a ser comprado de vuelta a
               $150,667,017 garantizado por $124,102,718
               in Fannie Mae, 5.75%-7.577%, 01/02/09-
               01/11/30; $131,231,203 en Freddie Mac,
               5.781%-11.34%, 01/05/00-01/09/29;
               $46,115,732 en Ginnie Mae, 5.8312%-
               7.50%, 15/12/13-15/09/29; con valores
               respectivos de $47,196,050, $65,161,802
               y $41,254,148..................................       150,600,000
   2,300,000 Deutsche Bank Securities, Inc., 5.425% con fecha
               29/10/99, con vencimiento de 01/11/99,
               a ser comprado de vuelta a $2,301,040
               garantizado por $574,292 en Fannie Mae,
               5.75%-7.00%, 25/08/07-25/01/29;
               $2,493,589 en Freddie Mac, 0%-6.7312%,
               15/03/14-01/04/29; con respectivos valores
               de $455,261 y $1,890,739.......................         2,300,000
                                                                ----------------
Total de acuerdos de recompra (costo de $152,900,000).........       152,900,000
                                                                ----------------
Pagare a corto plazo de empresa -- 1.5%
               Associates Corp. N.A
$ 50,000,000   5.30%, 01/11/99
               (costo amortizado de $50,000,000)..............        50,000,000
                                                                ----------------
Agencias del Gobierno de los EE.UU. -- 9.1%
               Fannie Mae:
  50,000,000   5.05%, 02/11/99..................................      49,992,986
  25,000,000   5.05%, 05/11/99..................................      24,985,972
  25,000,000   5.20%, 30/11/99..................................      24,895,278
  25,000,000   5.25%, 10/11/99..................................      24,857,812
  25,000,000   5.49%, 21/01/00..................................      24,692,250
  50,000,000   5.51%, 02/02/00..................................      49,289,500
  25,000,000   5.44%, 22/02/00..................................      24,568,250
               Sistema del Federal Home Loan Bank:
  30,000,000   5.01%, 13/12/99..................................      29,824,650
  25,000,000   5.54%, 18/01/00..................................      24,704,750
               Freddie Mac
  25,000,000   5.21%, 04/11/99..................................      24,989,146
                                                                ----------------
Total de agencias del Gobierno de los EE.UU.
 (costo de $302,798,351)......................................       302,800,594
                                                                ----------------
Total de inversiones (costo total de $2,332,323,740) -- 99.5%..    3,317,051,686
                                                                ----------------
Efectivo, cuentas por cobrar y otros activos,
 descontados los pasivos -- 0.5%...............................       17,462,426
                                                                ----------------
Activo neto -- 100%............................................ $  3,334,514,112
                                                                ----------------

RESUMEN DE INVERSIONES POR PAIS, 31 DE OCTUBRE DE 1999

PAIS                      % DE VALORES DE INVERSION             VALOR DE MERCADO
----                      -------------------------             ----------------
Canada                                         1.8%             $     58,658,071
Finlandia                                      5.5%                  182,382,096
Hong Kong                                      2.6%                   86,318,131
Israel                                         1.0%                   32,307,335
Japon                                          4.4%                  144,286,158
Los Paises Bajos                               0.6%                   20,111,250
Singapur                                       0.2%                    7,474,656
Suecia                                         0.3%                   11,472,072
Taiwan                                         1.2%                   39,280,331
Reino Unido                                    4.4%                  146,546,006
Estados Unidos++                              78.0%                2,588,215,580
                                             ------             ----------------
Total                                        100.0%             $  3,317,051,686
                                             ------             ----------------

++Incluye valores a corto plazo (62.8% excluyendo los valores a corto plazo)

CONTRATOS DE DIVISAS A PLAZO, PENDIENTES DE EJECUCION AL 31 DE OCTUBRE DE 1999

                                                                       GANANCIA/
DIVISA VENDIDA Y            UNIDADES DE       VALOR DE DIVISA          (PERDIDA)
FECHA DE LIQUIDACION    DIVISA VENDIDAS                EN US$       NO REALIZADA
--------------------    ----------------      ---------------       ------------
Dolar de Hong Kong
 07/05/01                   459,000,000          $ 58,226,563          ($411,258)
Yen japones 16/03/00      3,900,000,000            37,479,566            559,009
Yen japones 07/04/00      3,600,000,000            34,597,687            407,466
                        ---------------       ---------------       ------------
Total                                            $130,303,816           $555,217

Vea Notas a las listas de inversiones.

24  Janus Equity Funds / 31 de octubre de 1999

                                                    JANUS GROWTH AND INCOME FUND

                                                                   David Corkins
                                                        administrador de cartera

Me complace informar que durante el ejercicio finalizado el 31 de octubre de 1999, el fondo obtuvo un rendimiento del 49.59%, ganandole sustancialmente a su indice de referencia, el S&P 500 Index, el cual registro un rendimiento del 25.66%.(1) Este rendimiento hizo que el Fondo se colocara entre el 10% de los mejores fondos del mismo tipo, obteniendo el 7(0) rango de entre 872 fondos de crecimiento y renta sondeados por Lipper, Inc., una de las principales companias de calificacion de fondos.(2)

Antes de seguir analizando al Fondo, quiero expresar mi agradecimiento a nuestro equipo de analistas por sus magnificos esfuerzos de investigacion. No cabe duda de que la diligencia y arduo trabajo del equipo han resultado en un ano sumamente gratificante.

Ahora quisiera reiterar que el enfasis del Fondo es el crecimiento, concentrandose en negocios bien administrados y de alto rendimiento que se vendan a precios atractivos. Algunos de estos son companias muy conocidas de primera categoria ("blue-chip"). Otros son menos conocidos, pero, a pesar de eso, muestran considerables perspectivas de crecimiento en el futuro. Nuestra posicion mas pequena en inversiones que producen ingreso, asi como las acciones que pagan dividendos, valores convertibles y bonos especulativos, equilibran el componente de crecimiento del Fondo.

En lo que se refiere a los valores de renta variable, el potencial aparentemente ilimitado de las telecomunicaciones inalambricas nos sigue gustando enormemente. Todos los indicadores muestran que habra un crecimiento explosivo en el mercado inalambrico hasta ya bien adelantado el nuevo siglo, tanto en los Estados Unidos como en el resto del mundo. Para aprovechar este fenomeno, aumentamos nuestras tenencias en los lideres Nokia y Sprint PCS y anadimos nuevas posiciones, Nextel Communications y VoiceStream Wireless. Nos anima no solo la rapida introduccion de nuevas aplicaciones que aumentan la demanda, tales como servicios de datos inalambricos, sino ademas el hecho de que la tendencia hacia la consolidacion de la industria beneficia tambien a estos negocios. Individual y colectivamente, estas companias de magnifico rendimiento aumentaron significativamente el rendimiento del Fondo.

Otra area en que tenemos mucha confianza es la tecnologia. Debido a los cortos ciclos de productos que son tipicos en esta industria que se mueve a un ritmo tan rapido, preferimos invertir en companias de marca reconocida, tales como Microsoft, America Online y Cisco Systems, las que siguen produciendo buenos rendimientos para nosotros. Las tenencias mas nuevas, Sun Microsystems y EMC Corporation, produjeron tambien buenos rendimientos. El fabricante lider de servicios para la Internet, Sun, comienza a recortar el dominio de Microsoft en el mercado de sistemas operativos de computadora, ofreciendo la economica opcion de poder almacenar software y datos en una red, en vez de en una computadora personal. Aunque Sun no representa todavia una amenaza para la posicion preeminente de Microsoft, tenemos mucho optimismo acerca de las perspectivas futuras de dicha compania.

Al igual que muchas de las companias reconocidas con que contamos en el area de la tecnologia, EMC Corporation, el fabricante lider de hardware y software de memoria de disco para computadoras centrales, se esta beneficiando del extraordinario crecimiento de la Internet. Cada dia, el uso de la Internet crea mas y mas datos que deben ser almacenados debidamente. Con el resultante aumento de los requisitos para el almacenamiento de datos, la demanda de los productos de EMC que almacenan, administran y protegen a los datos aumenta rapidamente tambien. Como resultado, seguimos siendo entusiastas acerca de las perspectivas de este negocio.

El cable es otra industria de alto crecimiento que ayudo a impulsar las ganancias del Fondo durante el ano. AT&T Liberty Media se destaco en este grupo. Dirigida por el ex presidente del consejo de TCI, el visionario John Malone, Liberty Media tiene participaciones accionarias en aproximadamente 100 canales de cable, incluyendo el Discovery

                                                 (continua en la proxima pagina)


PERFIL DE LA CARTERA              31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
--------------------              ---------------------    ---------------------
Valores de renta variable                         85.2%                    74.7%
  Extranjeros                                      8.4%                     5.6%
  Europeos                                         5.5%                     4.2%
Valores de renta fija
  Bonos de empresa especulativos
    y de alto riesgo                               2.5%                     2.6%
  Acciones preferentes                             4.6%                     6.6%
Los 10 principales valores de
  renta variable (% de los activos)               31.2%                    28.7%
Numero de acciones                                   76                       72
Efectivo y equivalentes a efectivo                 7.7%                    16.1%
--------------------------------------------------------------------------------

LAS 5 PRINCIPALES
INDUSTRIAS                        31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
-----------------                 ---------------------    ---------------------
Television por cable                               8.8%                    12.5%
Equipos de telecomunicaciones                      5.4%                     1.1%
Operaciones diversificadas                         5.0%                     4.7%
Multimedios                                        4.8%                     4.5%
Computadoras -- Micro                              4.3%                     3.2%
--------------------------------------------------------------------------------

LAS 10 PRINCIPALES
TENENCIAS DE RENTA VARIABLE       31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
---------------------------       ---------------------    ---------------------
Nokia Oyj (ADR)                                    3.8%                     0.5%
Cisco Systems, Inc.                                3.6%                     1.9%
Sun Microsystems, Inc.                             3.5%                      --
General Electric Co.                               3.1%                     2.7%
Comcast Corp. -- Special Clase A                   3.1%                     3.7%
AT&T Corp./Liberty Media
  Group -- Clase A                                 3.0%                       --
Time Warner, Inc.                                  3.0%                     3.8%
Microsoft Corp.                                    2.9%                     3.0%
America Online, Inc.                               2.7%                     1.6%
Texas Instruments, Inc.                            2.5%                     0.3%
--------------------------------------------------------------------------------

(1)  Ambos rendimientos incluyen dividendos reinvertidos.

(2) Lipper, Inc. define a un fondo de crecimiento y renta como aquel que "combina una orientacion hacia el crecimiento de ganancias y un requisito de ingreso para el dividendo nivelado y/o en aumento". Al 31 de octubre de 1999, el Janus Growth and Income Fund figuraba en el 2(0) rango de entre 358 en el periodo de 5 anos. Esta calificacion por rangos se basa en el rendimiento total, incluyendo la reinversion de dividendos y ganancias de capital durante el periodo indicado.

     El rendimiento en el pasado no garantiza los resultados en el futuro.

                                  Janus Equity Funds / 31 de octubre de 1999  25

Channel, E!, QVC y USA Networks, y ni hablar de las numerosas propiedades de musica y en linea. Prevemos que la diversificacion que Liberty Media lleva a cabo en algunas de las companias de cable y medios de comunicacion de mas rapido crecimiento seguiran realzando el rendimiento del Fondo.

En cuanto a las decepciones, tuvimos algunas, incluyendo la empresa de servicios financieros Newcourt Credit Group. Aunque es un negocio bien administrado, los convenios de financiamiento de Newcourt con diversas companias de seguro no fueron tan solidos como habiamos pensado. En consecuencia, Newcourt sufrio desproporcionadamente de los efectos persistentes de la crisis crediticia del ano pasado, y sufrimos una perdida cuando vendimos sus acciones. El proveedor aumotriz Federal-Mogul perjudico tambien al rendimiento. Aunque seguimos teniendo una impresion favorable de sus directivos, debido a la baja demanda de piezas de automoviles del mercado secundario, el precio de las acciones bajo, y liquidamos nuestra posicion, reasignando nuestros activos a areas mas prometedoras.

Mirando hacia el futuro, la pregunta clave que se debate en la actualidad es si se vislumbra la inflacion. A nuestro parecer, a pesar de una expansion economica que comenzara su noveno ano consecutivo, batiendo la marca anterior, la revolucion tecnologica ayuda a que exista un equilibrio saludable en la economia al aumentar la productividad y controlar de esa forma la inflacion. No obstante, la enorme distancia que separa a las acciones que impulsan a los indices a nuevos niveles record y aquellas que estan rezagadas ha aumentado aun mas. Por lo tanto, seguiremos ateniendonos a la filosofia de poseer las acciones de companias de comprobada trayectoria que merezcan sus altas valoraciones, al igual que las de aquellas cuyos precios de acciones no reflejan todavia sus excepcionales factores fundamentales.

Gracias por invertir en el Janus Growth and Income Fund.


RESUMEN DE RENDIMIENTO

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en valor de una inversion hipotetica de $10,000 en el Janus Growth and Income Fund y el "S&P 500 Index." El Janus
Growth and Income Fund es representado por el area sombrado en verde.
El "S&P 500 Index" es representado por la linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja el periodo de computacion desde su comienzo, 15 de mayo de 1991, basta el 31 de octubre de 1999. Los cuadrantes superior derecho e inferior derecho reflejan el valor al final de la inversion hipotetica en el Janus Growth and Income Fund ($58,043) comparado al
"S&P 500 Index" ($44,995).

Promedio del rendimiento total anual
de los periodos finalizados el 31 de octubre de 1999
Un ano, 49.59%
Cinco anos, 30.27%
Desde el 15/05/91*, 23.10%

JANUS GROWTH AND INCOME FUND - $58,043
S&P 500 Index - $44,995

*La fecha de inicio del Fondo.
Fuente -- Lipper, Inc. 1999.

El rendimiento en el pasado no garantiza los resultados en el futuro. El rendimiento de la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran valer mas o menos que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y, por lo tanto, no refleja el costo de la administracion o las transacciones de la cartera.


LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
----------------------------                                    ----------------
Acciones ordinarias -- 85.2%
Agencias de publicidad -- 0.4%
     300,000 Omnicom Group, Inc...............................  $     26,400,000
Ventas de publicidad -- 1.1%
   1,485,000 Outdoor Systems, Inc.*...........................        62,926,875
Aeroespacial y defensa -- 0.5%
     500,000 AlliedSignal, Inc................................        28,468,750
Automotriz -- Automoviles y camionetas -- 0.6%
     600,000 Ford Motor Co....................................        32,925,000
Cervecera -- 1.5%
   1,200,000 Anheuser-Busch Companies, Inc....................        86,175,000
Servicios de difusion y programacion -- 3.8%
   4,425,000 AT&T Corp./Liberty Media Group -- Clase A*.......       175,617,188
     600,000 Clear Channel Communications, Inc.*..............        48,225,000
                                                                     223,842,188
Television por cable -- 6.4%
     850,000 Adelphia Communications Corp. -- Clase A*........        46,431,250
     500,000 Cablevision Systems Corp. -- Clase A*............        33,781,250
   4,250,000 Comcast Corp. -- Clase especial A................       179,031,250
   2,482,170 Cox Communications, Inc. -- Clase A*.............       112,783,599
                                                                     372,027,349
Telecomunicaciones celulares -- 4.1%
     870,390 Nextel Communications, Inc. -- Clase A*..........        75,016,738
     800,000 Sprint Corp./PCS Group*..........................        66,350,000
   1,000,000 VoiceStream Wireless Corp.*......................        98,750,000
                                                                     240,116,738
Circuitos -- 0.7%
     500,000 Maxim Integrated Products, Inc.*.................        39,468,750
Bancos comerciales -- 2.1%
   4,203,225 Firstar Corp.....................................       123,469,734
Servicios comerciales -- 0.8%
   1,200,000 Paychex, Inc.....................................        47,250,000
Seguridad de datos informaticos -- 1.1%
     508,330 VeriSign, Inc.*..................................        62,778,755
Software de computadora -- 2.9%
   1,800,000 Microsoft Corp.*.................................       166,612,500
Computadoras -- Dispositivos de memoria -- 2.4%
   1,900,000 EMC Corp.*.......................................       138,700,000
Computadoras -- Micro -- 4.3%
   1,150,000 Dell Computer Corp.*.............................        46,143,750
   1,925,000 Sun Microsystems, Inc.*..........................       203,689,062
                                                                     249,832,812
Envases -- Papel y plastico -- 0.3%
     350,000 Sealed Air Corp.*................................        19,381,250

Vea Notas a las listas de inversiones.

26  Janus Equity Funds / 31 de octubre de 1999

JANUS GROWTH AND INCOME FUND

LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
----------------------------                                    ----------------
Lineas de cruceros -- 0.9%
   1,000,000 Royal Caribbean Cruises, Ltd.....................        53,062,500
Distribucion y mayoristas -- 1.1%
     800,000 Costco Wholesale Corp.*..........................        64,250,000
Servicios financieros diversificados -- 1.7%
   1,850,000 Citigroup, Inc...................................       100,131,250
Operaciones diversificadas -- 5.0%
   1,325,000 General Electric Co..............................       179,620,312
   2,800,000 Tyco International, Ltd..........................       111,825,000
                                                                     291,445,312
Componentes electronicos -- Semiconductores -- 3.1%
     500,000 Intel Corp.......................................        38,718,750
   1,600,000 Texas Instruments, Inc...........................       143,600,000
                                                                     182,318,750

Software de entretenimiento -- 0.1%
     100,000 Electronic Arts, Inc.*...........................         8,081,250
Finanzas -- Tarjeta de credito -- 1.7%
     635,000 American Express Co..............................        97,790,000
Finanzas -- Banqueros/corredores de inversion -- 1.0%
   1,500,000 Charles Schwab Corp..............................        58,406,250
Finanzas -- Banquero de prestamos hipotecarios -- 0.9%
     750,000 Fannie Mae.......................................        53,062,500
Alimentos -- Minoristas -- 0.9%
   2,600,000 Kroger Co.*......................................        54,112,500
Contenido de Internet -- 1.2%
       3,365 Critical Path, Inc.*.............................           153,949
     375,000 DoubleClick, Inc.*...............................        52,500,000
     165,000 Inktomi Corp.*...................................        16,737,187
                                                                      69,391,136
Software para la Internet -- 3.0%
     149,025 Akamai Technologies, Inc.*.......................        21,636,567
   1,200,000 America Online, Inc.*............................       155,625,000
                                                                     177,261,567
Maquinarias -- Industriales generales -- 0.8%
     300,000 Mannesmann A.G.**................................        47,265,719
Medica -- Biomedicos y geneticos -- 0.5%
     200,000 Genentech, Inc.*.................................        29,150,000
Medica -- Medicamentos -- 2.1%
   1,200,000 Pfizer, Inc......................................        47,400,000
   1,575,000 Schering-Plough Corp.............................        77,962,500
                                                                     125,362,500
Instrumentos medicos -- 1.4%
   2,300,000 Medtronic, Inc...................................        79,637,500
Bancos de centros monetarios -- 0.5%
     475,000 Republic New York Corp...........................        30,014,063
Peliculas y servicios -- 0.1%
     200,000 Ascent Entertainment Group, Inc.*................         3,475,000
Seguros de lineas multiples -- 1.5%
     825,000 American International Group, Inc................        84,923,437
Multimedios -- 4.8%
   2,500,000 Time Warner, Inc.................................       174,218,750
   2,400,000 Viacom, Inc. -- Clase B*.........................       107,400,000
                                                                     281,618,750
Productos de redes -- 3.6%
   2,850,000 Cisco Systems, Inc.*.............................       210,900,000
Suministros opticos -- 0.6%
     325,000 Allergan, Inc....................................        34,896,875
Ductos -- 2.4%
   3,450,000 Enron Corp.......................................       137,784,375
Seguros sobre bienes y contra siniestros -- 0.4%
     250,000 Progressive Corp.................................        23,140,625
Radio -- 1.4%
     330,000 AMFM, Inc.*......................................        23,100,000
     450,000 Hispanic Broadcasting Corp.*.....................        36,450,000
     650,000 Infinity Broadcasting Corp. -- Clase A*..........        22,465,625
                                                                      82,015,625
Minoristas -- Productos de la construccion -- 1.2%
     950,000 Home Depot, Inc..................................        71,725,000
Minoristas -- Internet -- 0.2%
     106,870 eBay, Inc.*......................................        14,440,810
Minoristas -- Materiales de oficina -- 1.0%
   2,500,000 Staples, Inc.*...................................        55,468,750
Bancos superregionales -- 0%
      50,000 Bank One Corp....................................         1,884,375
Equipos de telecomunicaciones -- 5.4%
     700,000 Lucent Technologies, Inc.........................        44,975,000
   1,900,000 Nokia Oyj (ADR)..................................       219,568,750
     850,000 Nortel Networks Corp.............................        52,646,875
                                                                     317,190,625
Servicios de telecomunicaciones -- 1.7%
     230,000 Allegiance Telecom, Inc.*........................        15,870,000
   1,900,000 McLeodUSA, Inc. -- Clase A*......................        84,787,500
                                                                     100,657,500
Telefonia -- Integrada -- 1.8%
   1,300,000 CenturyTel, Inc.................................         52,568,750
     600,000 MCI WorldCom, Inc.*.............................         51,487,500
                                                                     104,056,250
Juguetes -- 0.2%
     700,000 Mattel, Inc.....................................           9,362,50
                                                              ------------------
Total de acciones ordinarias (costo de $3,269,798,965)             4,974,658,995
                                                              ------------------

Bonos de empresas -- 2.5%
Television por cable -- 0.4%
 $ 3,000,000 Adelphia Communications Corp., 7.75%
              pagares principales, vencimiento 15/01/09........ $      2,711,250
  18,000,000 Charter Communications Holdings L.L.C.
              8.625%, pagares principales,
              vencimiento 01/04/09.............................       17,010,000
   1,249,000 Mediacom L.L.C., 8.50%
              pagares principales, vencimiento 15/04/08........        1,161,570
                                                                      20,882,820
Hoteles casino -- 0.1%
   4,000,000 Venetian Casino Resort L.L.C., 12.25%
              pagares garantizados por la compania,
              vencimiento 15/11/04.............................        3,150,000
Servicios financieros diversificados -- 0.1%
   4,000,000 General Electric Capital Corp., 6.52%
              pagares, vencimiento 08/10/02....................        4,000,000
Alimentos -- Minoristas -- 0.2%
  10,000,000 Fred Meyer, Inc., 7.45%
              pagares garantizados por la compania,
              vencimiento 01/03/08.............................        9,875,000
   4,000,000 Marsh Supermarkets, Inc., 8.875%
              pagares garantizados por la compania,
              vencimiento 01/08/07.............................        3,830,000
                                                                      13,705,000

Vea Notas a las listas de inversiones.

                                  Janus Equity Funds / 31 de octubre de 1999  27

JANUS GROWTH AND INCOME FUND


LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
----------------------------                                    ----------------
Juegos de azar -- Casinos no hoteleros -- 0.1%
   3,000,000 Lady Luck Gaming Corp., 11.875%
              pagares de primera hipoteca,
              vencimiento 01/03/01.............................        3,000,000
Hoteles y moteles -- 0.1%
   4,000,000 Host Marriott Travel Plaza, 9.50%
              pagares principales, vencimiento 15/05/05........        4,190,000
Software para la Internet -- 0%
   2,785,000 Exodus Communications, Inc., 11.25%
              pagares principales, vencimiento 01/07/08........        2,833,738
Radio -- 0.1%
   3,000,000 Chancellor Media Corp., 8.125%
              pagares subordinados principales,
              vencimiento 15/12/07.............................        2,932,500
Centros de recreacion -- 0%
   2,000,000 Bally Total Fitness Holding Corp., 9.875%
              pagares subordinados principales,
              vencimiento 15/10/07.............................        1,890,000
Centros turisticos y parques de diversiones -- 0%
   3,000,000 Sun International Hotels, Ltd., 9.00%
              pagares garantizados por la compania,
              vencimiento 15/03/07.............................        2,827,500
Minoristas -- Internet -- 0.7%
  36,395,000 Amazon.com, Inc., 4.75%
              obligaciones sin garantia
              subordinadas convertibles
              vencimiento 01/02/09+............................       38,442,218
Minoristas -- Productos de entretenimiento -- 0.1%
   4,000,000 Selmer Company, Inc., 11.00%
              pagares subordinados principales,
              vencimiento 15/05/05.............................        4,200,000
Servicios de telecomunicaciones -- 0.6%
   8,000,000 Global Crossing Holding, Ltd., 9.625%
              pagares garantizados por la compania,
              vencimiento 15/05/08.............................        8,080,000
  10,000,000 Level 3 Communications, Inc., 9.125%
              pagares principales, vencimiento 01/05/08........        9,250,000
  14,332,000 NTL, Inc., 7.00%
              pagares subordinados convertibles
              vencimiento 15/12/08+............................       24,238,995
                                                                      41,568,995
                                                                ----------------
Total de bonos de empresas (costo de $142,829,310)                   143,622,771
                                                                ----------------
Acciones preferentes -- 4.6%
Automotriz -- Automoviles y camionetas -- 0.9%
      18,934 Porsche A.G.**....................................       51,542,504
Television por cable -- 2.0%
      93,500 Adelphia Communications Corp. -- Serie D
              convertible, 5.50%...............................       15,859,938
     450,000 MediaOne Group, Inc., convertible, 4.50%
              (Vodafone AirTouch PLC (ADR))....................       63,225,000
     400,000 MediaOne Group, Inc., convertible, 6.25%
              (Vodafone AirTouch PLC (ADR))....................       41,600,000
                                                                     120,684,938
Lineas de cruceros -- 0.2%
      71,000 Royal Caribbean Cruises, Ltd.
              convertible, 7.25%...............................       11,360,000
Electrica -- Integrada -- 0.8%
     400,000 Reliant Energy, Inc., convertible, 7.00%
              (Time Warner, Inc.)..............................       45,900,000
Finanzas -- Otros servicios -- 0.7%
     137,000 TCI Pacific Communications, Inc. - Serie A
              convertible, 5.00% (AT&T Corp.)..................       39,456,000
                                                                ----------------
Total de acciones preferentes (costo de $180,152,392)..........      268,943,442
                                                                ----------------
Acuerdo de recompra -- 3.4%
$196,300,000 ABN AMRO Securities, Inc., 5.34% con fecha
              29/10/99, con vencimiento de 01/11/99,
              a ser comprado de vuelta a $196,387,354
              garantizado por $161,762,042 en
              Fannie Mae, 5.75%-7.577%, 01/02/09-
              01/11/30; $171,053,686 en Freddie Mac,
              5.781%-11.34%, 01/05/00-01/09/29;
              $60,109,683 en Ginnie Mae, 5.8312%-
              7.50%, 15/12/13-15/09/29; con valores
              respectivos de $61,517,827, $84,935,337 y
              $53,772,836 (costo de $196,300,000).............. $    196,300,000
                                                                ----------------
Agencias del Gobierno de los EE.UU. -- 3.8%
               Fannie Mae:
  50,000,000  4.775%, 12/11/99.................................       49,927,889
  25,000,000  5.20%, 30/11/99..................................       24,895,278
  50,000,000  5.21%, 06/12/99..................................       49,744,791
  50,000,000  5.00%, 10/12/99..................................       49,724,292
  50,000,000  5.35%, 09/02/00..................................       49,236,000
                                                                ----------------
Total de agencias del Gobierno de los EE.UU.
  (costo de $223,549,194)......................................      223,528,250
                                                                ----------------
Total de inversiones (costo total de $4,012,629,861) - 99.5%...    5,807,053,458
                                                                ----------------
Efectivo, cuentas por cobrar y otros activos,
  descontados los pasivos - 0.5%...............................       29,831,993
                                                                ----------------
Activo neto - 100%............................................  $  5,836,885,451
                                                                ----------------


Vea Notas a las listas de inversiones.

28  Janus Equity Funds / 31 de octubre de 1999

RESUMEN DE INVERSIONES POR PAIS, 31 DE OCTUBRE DE 1999

PAIS                  % DE VALORES DE INVERSION                 VALOR DE MERCADO
-----                 -------------------------                 ----------------
Las Bermudas                               2.1%                 $    119,905,000
Canada                                     0.9%                       52,646,875
Finlandia                                  3.8%                      219,568,750
Alemania                                   1.7%                       98,808,223
Estados Unidos++                          91.5%                    5,316,124,610
                                         ------                 ----------------
Total                                    100.0%                 $  5,807,053,458
                                         ------                 ----------------

++Incluye valores a corto plazo (84.3% excluidos los valores a corto plazo)

CONTRATOS DE DIVISAS A PLAZO, PENDIENTES DE EJECUCION AL 31 DE OCTUBRE DE 1999

                                                                       GANANCIA/
DIVISA VENDIDAY              UNIDADES DE      VALOR DE DIVISA          (PERDIDA)
FECHA DE LIQUIDACION     DIVISA VENDIDAS               EN US$       NO REALIZADA
--------------------     ---------------      ---------------       ------------
Euro 18/11/99                 18,100,000          $19,046,630           $209,785
Euro 09/12/99                 25,500,000           26,790,300            805,560
Euro 14/04/00                  6,900,000            7,184,970            267,030
Euro 20/04/00                 38,000,000           39,554,200          2,261,000
                              ----------          -----------         ----------
Total                                             $92,576,100         $3,543,375

Vea Notas a las listas de inversiones.

                                  Janus Equity Funds / 31 de octubre de 1999  29

JANUS MERCURY FUND

Warren Lammert
administrador de cartera

Me complace informar que el Janus Mercury Fund registro un rendimiento del 86.02% durante el ejercicio finalizado el 31 de octubre de 1999, mas que triplicando la ganancia del 25.66% registrada por su indice de referencia, el S&P 500 Index.(1) Estos impresionantes resultados obtuvieron para el Fondo una posicion entre el 10% de los mejores fondos del mismo tipo, colocandolo en el 17(0) rango de entre 277 fondos de apreciacion de capital ("capital appreciation") sondeados por Lipper, Inc., una de las principales companias de calificacion de fondos.(2)

El ejercicio fiscal comenzo con la crisis financiera asiatica en pleno apogeo. Mientras tanto, la economia estadounidense siguio mostrando fuerza, continuando el periodo de expansion en epocas de paz mas largo de la historia. De hecho, la economia norteamericana ha sido demasiado fuerte: en los ultimos meses, la Reserva Federal ha aumentado dos veces los tipos de interes a corto plazo en un esfuerzo por moderar el crecimiento de economia. Sin embargo, todavia hay algunos indicios de inflacion al nivel del consumidor, y las recientes medidas de la Reserva Federal parecen ser mas cautelares que reactivas.

En este contexto, los tipos de interes a largo plazo aumentaron constantemente, manteniendo a los inversionistas nerviosos y los precios de las acciones volatiles. No obstante, nuestro enfoque de investigacion intensiva en oportunidades individuales siguio rindiendo frutos.

Nuestras tenencias inalambricas aumentaron al incrementar el numero de suscriptores a nivel mundial por encima del impresionante crecimiento del 50% registrado en 1998. Nos entusiasma sobre todo el surgimiento de los datos inalambricos, el proximo impulsador visible del crecimiento. Dentro de poco, los suscriptores inalambricos de todo el mundo podran obtener acceso a los hora-rios de las aerolineas, las cotizaciones de acciones, los resultados de los eventos deportivos e incluso un navegador modificado para la Internet desde sus telefonos inalambricos, lo que obligara a los usuarios existentes a actualizar sus equipos, atrayendo a la vez a nuevos suscriptores en mayores numeros. Nokia, una compania de fuerte rendimiento y, en la actualidad, la tenencia mas grande del Fondo, es quizas el beneficiario mas evidente. El liderazgo de la compania en la fabricacion de telefonos celulares, combinada con sus otros negocios, mas notablemente su fuerte participacion en el mercado de estaciones celulares base, sigue mejorando el rendimiento.

Una enorme demanda de los servicios celulares beneficio tambien a varias de nuestras acciones de tecnologia. El fabricante de microchips electronicos, Texas Instruments, cuyos chips de procesamiento de senales digitales accionaran a las dos terceras partes de casi 300 millones de telefonos celulares que se preve se venderan en 1999, fue una de nuestras tenencias cuyas acciones produjeron los mejores rendimientos. Otras companias que se destacan incluyen a Linear Technology, ASM Lithography y Vitesse Semiconductor, todas las cuales han creado una posicion especializada y altamente lucrativa en diferentes areas de la industria de microchips.

Nuestras inversiones en lideres emergentes que se dedican exclusivamente a la Internet, tales como Yahoo!, Amazon.com y DoubleClick aportaron tambien al fuerte rendimiento del Fondo. El destino preferido en la Internet, Yahoo!, ha logrado ya impresionantes margenes operativos del 35%. Aunque Amazon.com y DoubleClick estan en las etapas iniciales de su evolucion en lo que se refiere a la rentabilidad, consideramos que las mismas tambien tienen especialidades comerciales sumamente valiosas y que produciran utilidades excepcionales a medida que sus modelos maduren. Algunas de nuestras tenencias de tecnologia tradicionales, tales como Cisco Systems, EMC Corp. y Sun Microsystems, produjeron tambien buenos rendimientos, actuando como habilitadores del crecimiento de la Internet, proporcionando una gran parte de la infraestructura tecnica de la Internet.


PERFIL DE LA CARTERA              31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
--------------------              ---------------------    ---------------------

Valores de renta variable                         95.0%                    88.1%
  Extranjeros                                     15.8%                     6.8%
  Europeos                                        13.6%                     6.4%
Los 10 principales valores de
  renta variable (% de los activos)               40.6%                    42.1%
Numero de acciones                                   57                       57
Efectivo y valores de renta fija                   5.0%                    11.9%
--------------------------------------------------------------------------------

LAS 5 PRINCIPALES
INDUSTRIAS                        31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
-----------------                 ---------------------    ---------------------
Equipos de telecomunicaciones                      8.8%                     4.6%
Servicios de difusion
  y programacion                                   7.1%                     1.5%
Minoristas -- Internet                             5.7%                     1.4%
Television por cable                               5.1%                    18.7%
Componentes electronicos --
  Semiconductores                                  4.5%                       --
--------------------------------------------------------------------------------

LAS 10 PRINCIPALES TENENCIAS
DE RENTA VARIABLE                 31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
-----------------------------     ---------------------    ---------------------
Nokia Oyj                                          8.8%                     4.3%
AT&T Corp./Liberty Media Group -- Clase A          5.7%                       --
Amazon.com, Inc.                                   4.7%                     0.7%
Time Warner, Inc.                                  4.1%                     5.6%
Enron Corp.                                        3.8%                       --
Cisco Systems, Inc.                                3.1%                     4.0%
Schering-Plough Corp.                              2.9%                       --
Comcast Corp. -- Special Clase A                   2.7%                     5.2%
EMC Corp.                                          2.6%                       --
Medtronic, Inc.                                    2.2%                       --
--------------------------------------------------------------------------------

(1)  Ambos rendimientos incluyen dividendos reinvertidos.

(2) Lipper, Inc. define a un fondo de apreciacion del capital como aquel que "procura la apreciacion maxima del capital, lo que a menudo significa una tasa de movimiento de la cartera del 100% o mas, apalancamiento (leveraging), la compra de valores no registrados, la compra de opciones, etc. El fondo podra asumir posiciones grandes en efectivo". Al 31 de octubre de 1999, el Janus Mercury Fund figuraba en el rango 4/96 de fondos de apreciacion del capital en el periodo de 5 anos. Esta calificacion por rangos se basa en el rendimiento total, incluyendo la reinversion de dividendos y ganancias de capital durante el periodo indicado.

El rendimiento en el pasado no garantiza los resultados en el futuro.

30  Janus Equity Funds / 31 de octubre de 1999

El cable ha sido otra area importante para el Fondo. Aunque varias fusiones bien conocidas han reducido nuestra ponderacion global en el cable, seguimos entusiasmados con las oportunidades que se presentan en el futuro, sobre todo a medida que los servicios de banda ancha llegan a ser parte de la vida cotidiana del consumidor. Toda la industria se transforma, mejorando en gran medida el negocio tradicional de video, ofreciendo a la vez nuevos servicios de valor agregado, tales como la telefonia, el acceso de alta velocidad a la Internet y la television interactiva. Aunque algunas de las acciones de cable hicieron una pausa durante el segundo semestre del ano, al moderarse la consolidacion y librarse batallas legales acerca del tema de acceso abierto, los precios de nuestras posiciones en Comcast, Cox Communications, Time Warner, UnitedGlobalCom, NTL y AT&T Liberty Media aumentaron.

A pesar del fuerte rendimiento global del Fondo, si sufrimos algunas decepciones. Nuestras posiciones en varias companias farmaceuticas grandes bajaron como resultado del aumento en los tipos de interes y la incertidumbre acerca de la reforma de Medicare. Algunas de estas companias experimentaron tambien dificultadas relacionadas con los productos, entre ellas Monsanto, Eli Lilly y Pfizer, y optamos por abandonar esas posiciones. Al mismo tiempo, nos entusiasman mas las oportunidades de Schering-Plough y su nueva formulacion de su producto Intron A. Este tratamiento para la hepatitis C y el cancer parece haber obtenido una eficacia impresionante, reduciendo al mismo tiempo de manera significativa los problematicos efectos secundarios de la terapia actual. Hemos mantenido tambien posiciones significativas en las companias de dispositivos medicos Medtronic y Minimed.

Al acercarnos al ano 2000, mantenemos nuestro enfoque en companias con fuertes modelos comerciales y oportunidades de crecimiento sobresalientes. Nuestro proceso de inversion sigue siendo definido por una intensiva y conjunta investigacion a fin de identificar y entender a estos negocios individuales.

Les agradecemos su confianza e inversion en el Janus Mercury Fund.


RESUMEN DE RENDIMIENTO

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en valor de una inversion hipotetica de $10,000 en el Janus Mercury Fund y el "S&P 500 Index." El Janus Mercury Fund es representado por el area sombrado en verde. El "S&P 500 Index" es representado por la linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja el periodo de computacion desde su comienzo, 3 de mayo de 1993, hasta el 31 de octubre de 1999. Los cuadrantes superior derecho e inferior derecho reflejan el valor al final de la inversion hipotetica en el Janus Mercury Fund ($56,908) comparado al "S&P 500 Index" ($35,378).

Promedio del rendimiento total anual
de los periodos finalizados el 31 de octubre de 1999
Un ano, 86.02%
Cinco anos, 32.15%
Desde el 03/05/93*, 30.69%

JANUS MERCURY FUND - $56,908
S&P 500 Index - $35,378

*La fecha de inicio del Fondo.
Fuente - Lipper, Inc. 1999.

El rendimiento en el pasado no garantiza los resultados en el futuro. El rendimiento de la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran valer mas o menos que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y, por lo tanto, no refleja el costo de la administracion o las transacciones de la cartera.

LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
----------------------------                                    ----------------
Acciones ordinarias -- 95.0%
Ventas de publicidad -- 1.5%
     768,761 Lamar Advertising Co.*............................ $     41,513,094
$  2,136,169 Outdoor Systems, Inc.*............................       90,520,161
                                                                     132,033,255
Servicios de difusion y programacion -- 7.1%
  13,118,014 AT&T Corp./Liberty Media Group -- Clase A*........      520,621,181
     395,330 Liberty Digital, Inc. -- Clase A*.................       12,354,062
   1,228,360 UnitedGlobalCom, Inc. -- Clase A*.................      106,867,320
                                                                     639,842,563
Television por cable -- 5.1%
   1,509,790 Cablevision Systems Corp. -- Clase A*.............      102,005,187
   5,705,280 Comcast Corp. -- Clase especial A.................      240,334,920
   2,728,430 Cox Communications, Inc. -- Clase A*..............      123,973,038
                                                                     466,313,145
Telecomunicaciones celulares -- 3.9%
   1,162,425 Sprint Corp./PCS Group*...........................       96,408,623
  11,791,360 Vodafone AirTouch PLC.............................       54,756,093
   1,641,255 Vodafone AirTouch PLC (ADR).......................       78,677,662
   1,225,970 VoiceStream Wireless Corp.*.......................      121,064,537
                                                                     350,906,915
Circuitos -- 1.6%
     539,210 Maxim Integrated Products, Inc.*.................. $     42,563,889
   2,174,000 Vitesse Semiconductor Corp.*                             99,732,250
                                                                     142,296,139
Bancos comerciales -- 2.4%
   1,288,210 Fifth Third Bancorp...............................       95,086,001
   4,154,518 Firstar Corp......................................      122,038,966
                                                                     217,124,967
Seguridad de datos informaticos -- 1.0%
     741,140 VeriSign, Inc.*...................................       91,530,790
Servicios de computacion -- 1.8%
   1,247,955 Sapient Corp.*....................................      159,582,246
Software de computadora -- 2.8%
   2,112,495 Microsoft Corp.*..................................      195,537,818
     279,910 Phone.com, Inc.*..................................       57,521,505
                                                                     253,059,323
Computadoras -- Sistemas integrados -- 2.3%
   1,627,405 ASM Lithography Holding N.V. (ADR)*...............      118,190,288
     816,305 Comverse Technology, Inc.*........................       92,650,618
                                                                     210,840,906
Computadoras -- Dispositivos de memoria -- 2.6%
   3,206,510 EMC Corp.*........................................      234,075,230

Vea Notas a las listas de inversiones.

                                  Janus Equity Funds / 31 de octubre de 1999  31

JANUS MERCURY FUND

LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
----------------------------                                    ----------------
Computadoras -- Micro -- 1.0%
     835,885 Sun Microsystems, Inc.*........................... $     88,447,082
Operaciones diversificadas -- 2.1%
   4,832,245 Tyco International, Ltd...........................      192,987,785
Componentes electronicos -- Semiconductores -- 4.5%
     618,825 Broadcom Corp. -- Clase A*........................       79,093,570
   1,432,115 Conexant Systems, Inc.*...........................      133,723,738
   2,142,035 Texas Instruments, Inc............................      192,247,641
                                                                     405,064,949
Dispositivos de seguridad electronicos -- 0.5%
   1,337,055 Pittway Corp. - Clase A...........................       44,122,815
Software de entretenimiento -- 0.7%
     778,910 Electronic Arts, Inc.*............................       62,945,664
Fibra optica -- 1.7%
     933,970 JDS Uniphase Corp.*...............................      155,856,244
Finanzas -- Tarjeta de credito -- 1.9%
   1,144,650 American Express Co...............................      176,276,100
Finanzas -- Banqueros/corredores de inversion -- 0.9%
   3,475,360 E*TRADE Group, Inc.*..............................       82,757,010
Instrumentos -- Cientificos -- 0.4%
     603,750 PE Corp./PE Biosystems Group......................       39,168,281
Contenido de Internet -- 4.3%
   1,310,530 DoubleClick, Inc.*................................      183,474,200
     342,235 Inktomi Corp.*....................................       34,715,463
     956,605 Yahoo!, Inc.*.....................................      171,292,083
                                                                     389,481,746
Software para la Internet -- 3.4%
   1,402,590 America Online, Inc.*.............................      181,898,391
   1,337,525 Exodus Communications, Inc.*......................      115,027,150
     208,015 Verio, Inc.*......................................        7,761,560
                                                                     304,687,101
Maquinarias -- Industriales generales -- 4.2%
   2,145,080 Applied Materials, Inc.*..........................      192,654,998
   1,185,550 Mannesmann A.G.**.................................      186,786,242
                                                                     379,441,240

Medica -- Medicamentos -- 2.9%
   5,232,085 Schering-Plough Corp..............................      258,988,207
Instrumentos medicos -- 2.2%
   5,879,420 Medtronic, Inc....................................      203,574,918
Productos medicos -- 1.2%
   1,382,665 MiniMed, Inc.*....................................      104,823,290
Multimedios -- 4.1%
   5,394,910 Time Warner, Inc..................................      375,957,791
Productos de redes -- 3.1%
   3,781,001 Cisco Systems, Inc.*..............................      279,794,074
Ductos -- 3.8%
   8,655,530 Enron Corp........................................      345,680,229
Minoristas -- Productos de la construccion -- 1.0%
   1,173,695 Home Depot, Inc...................................       88,613,973
Minoristas -- Internet -- 5.5%
   6,025,235 Amazon.com, Inc.*.................................      425,532,222
     566,730 eBay, Inc.*.......................................       76,579,391
                                                                     502,111,613
Minoristas -- Materiales de oficina -- 1.2%
   4,841,887 Staples, Inc.*.................................... $    107,429,368
Equipos de telecomunicaciones -- 8.8%
      77,399 Nokia Oyj**.......................................        8,851,717
   6,816,255 Nokia Oyj (ADR)**.................................      787,703,468
                                                                     796,555,185
Servicios de telecomunicaciones -- 2.6%
   2,424,380 Level 3 Communications, Inc.*.....................      165,766,982
     975,631 NTL, Inc.*........................................       73,538,187
                                                                     239,305,169
Telefonia -- Integrada -- 0.9%
   1,395,320 NEXTLINK Communications, Inc. -- Clase A*                83,457,577
                                                                ----------------
Total de acciones ordinarias (costo de $6,266,378,760).........    8,605,132,890
                                                                ----------------

Bono de empresa -- 0.2%
Minoristas -- Internet -- 0.2%
$ 30,338,000 Amazon.com, Inc., de cupon cero
             pagares descontados principales,
             vencimiento 01/05/08
             (costo de $19,514,415)............................ $     20,288,538

 Acuerdo de recompra -- 1.9%
 177,200,000  ABN AMRO Securities, Inc., 5.34% con fecha
               29/10/99, con  vencimiento de 01/11/99, a ser
               comprado de vuelta a $177,278,854 garantizado por
               $146,022,587 en Fannie Mae,  5.75%-7.577%,
               01/02/09- 01/11/30; $154,410,154 en Freddie
               Mac, 5.781%-11.34%, 01/05/00-01/09/29; $54,261,007
               en Ginnie Mae, 5.8312%- 7.50%, 15/12/13-15/09/29;
               con valores respectivos de $55,532,139, $76,671,125
               Y $48,540,737 (costo de $177,200,000)...........      177,200,000

Agencias del Gobierno de los EE.UU. -- 2.5%
             Fannie Mae:
  25,000,000 4.80%, 26/11/99...................................       24,909,028
  50,000,000 5.00%, 10/12/99...................................       49,724,292
  25,000,000 5.50%, 18/01/00...................................       24,703,500
  50,000,000 4.69%, 07/02/00...................................       49,251,000
  25,000,000 5.54%, 14/02/00...................................       24,598,750
             Freddie Mac
  50,000,000 4.70%, 12/11/99...................................       49,928,194
                                                                ----------------
Total de agencias del Gobierno de los EE.UU.
             (costo de $223,104,222)...........................      223,114,764
                                                                ----------------
Total de inversiones (costo total de $6,686,197,397) -- 99.6%..    9,025,736,192
                                                                ----------------
Efectivo, cuentas por cobrar y otros activos,
             descontados los pasivos -- 0.4%...................       34,146,565
                                                                ----------------
Activo neto -- 100%............................................ $  9,059,882,757
                                                                ----------------

Vea Notas a las listas de inversiones.

32  Janus Equity Funds / 31 de octubre de 1999

RESUMEN DE INVERSIONES POR PAIS, 31 DE OCTUBRE DE 1999

PAIS                       % DE VALORES DE INVERSION            VALOR DE MERCADO
----                       -------------------------            ----------------
Las Bermudas                                    2.1%            $    192,987,785
Finlandia                                       8.8%                 796,555,185
Alemania                                        2.1%                 186,786,242
Los Paises Bajos                                1.3%                 118,190,288
Reino Unido                                     1.5%                 133,433,755
Estados Unidos++                               84.2%               7,597,782,937
                                              ------            ----------------
Total                                         100.0%            $  9,025,736,192
                                              ------            ----------------

++Incluye valores a corto plazo (79.7% excluidos los valores a corto plazo)

CONTRATOS DE DIVISAS A PLAZO, PENDIENTES DE EJECUCION AL 31 DE OCTUBRE DE 1999

                                                                       GANANCIA/
DIVISA VENDIDA Y               UNIDADES DE      VALOR DE DIVISA        (PERDIDA)
FECHA DE LIQUIDACION       DIVISA VENDIDAS               EN US$     NO REALIZADA
--------------------       ---------------      ---------------     ------------

Euro 09/12/99                  313,000,000      $   328,837,800     $  8,509,555
Euro 07/04/00                  160,850,000          167,557,445        7,433,498
                           ---------------      ---------------     ------------
Total                                           $   496,395,245     $ 15,943,053

Vea Notas a las listas de inversiones.

                                  Janus Equity Funds / 31 de octubre de 1999  33

JANUS OLYMPUS FUND

Claire Young
administradora de cartera

El Janus Olympus Fund obtuvo un rendimiento del 88.34% durante nuestro ejercicio finalizado el 31 de octubre de 1999, ganandole sustancialmente a su indice de referencia, el S&P 500, el cual registro un rendimiento del 25.66%.(1) Durante este periodo, el Fondo se coloco entre el 10% de los mejores fondos del mismo tipo, obteniendo el 12(0) lugar de entre 278 fondos de apreciacion de capital sondeados por Lipper, Inc., una de las principales companias de calificacion de fondos.(2)

En general, me complacio que muchas de las tesis de inversion que identificamos durante este pasado ano han comenzado a producir resultados, segun lo evidencia el rendimiento del Fondo. Nuestro enfoque en las principales companias de crecimiento permitio que nos beneficiaramos de varias tendencias de la industria sumamente interesantes.

Entre las industrias mas dinamicas de la actualidad se encuentra el negocio del comercio electronico dirigido al consumidor. A pesar de que esta en su etapa incipiente, el area ya ha experimentado bastante consolidacion al intentar las companias aumentar sus escalas para seguir siendo competitivas. Las companias gigantes de medios de comunicacion comenzaron a absorber a los portales de segundo nivel, y los sitios mas grandes de comercio electronico expandieron sus ofrecimientos a otras areas competitivas. Los lideres del mercado siguieron aumentando su participacion del tiempo en linea, al igual que los gastos de publicidad.

America Online, el proveedor de servicios en linea y de la Internet, fue uno de los que mas se beneficio de esta tendencia. AOL mantuvo su participacion de nuevos suscriptores, al igual que su poderosa estructura de precios. Amazon.com, el minorista en linea lider, aprovecho su leal y creciente base de clientes, introduciendo nuevas categorias de productos, tales como los productos electronicos para el consumidor y juguetes. Aunque la compania invirtio fuertemente en sus capacidades de almacenaje para mantener una respuesta excelente al cliente, comenzo tambien a expandirse en areas de alto rendimiento y baja inversion como las subastas y los centros comerciales electronicos.

El explosivo uso de la Internet motivo a las empresas a acelerar sus inversiones en infraestructura. En el area de comunicaciones, el aumento del trafico obligo a los proveedores de servicios a aumentar su capacidad de red. Las empresas en general siguieron invirtiendo considerablemente en la tecnologia a fin de mantenerse al dia en el crecimiento del numero de consumidores y socios que estan obteniendo acceso a sus sitios en la Internet.

Una compania que obtiene frutos de sus mayores gastos de capital es Sun Microsystems. Aunque se sigue beneficiando de su posicion como principal servidor de la Internet, Sun ingreso al area de las comunicaciones con ofrecimientos a los proveedores de servicios destinados a administrar la convergencia de trafico de voz, datos e inalambrico. JDS Uniphase, un fabricante de componentes fotonicos, experimento una enorme demanda, al desplegar los operadores de telecomunicaciones y cable sus ofrecimientos para ampliar la capacidad de fibra optica, dividiendo la luz en diferentes longitudes de onda. En el area de gastos empresariales, Veritas, una compania de software para la administracion de almacenamiento, se beneficio de la explosion de datos creados por los sistemas de computacion de companias. Con sus extensas relaciones con los fabricantes de equipos originales, Veritas se convierte en el proveedor principal de sistemas de administracion de resguardo, recuperacion y disco, para soluciones de almacenamiento tanto de UNIX como de NT. Por ultimo, al hacerse mas negocios a traves de la Internet, VeriSign, la cual habilita al comercio electronico seguro a traves de la Internet, siguio experimentado una acelerada demanda de sus servicios de certificado digital para el consumidor y las empresas.

Otra area importante, la de comunicaciones inalambricas a nivel mundial, tambien ha superado las expectativas. En los Estados Unidos, la penetracion inalambrica del 24% es todavia inferior a la de muchos paises europeos aunque crece rapidamente. Las redes regionales fragmentadas se consolidan y convierten en redes mas grandes a fin de ofrecer una cobertura sin problemas. Las empresas portadoras aumentan su capacidad al crecer el uso movil de voz, y a medida que aplicaciones nuevas, tales como la transmision inalambrica de datos, aparecen en el horizonte. Se introducen nuevas terminales de mano, no solo


PERFIL DE LA CARTERA              31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
--------------------              ---------------------    ---------------------
Valores de renta variable                         89.5%                    80.3%
  Extranjeros                                     17.4%                     7.4%
  Europeos                                        14.8%                     7.4%
Los 10 principales valores de
renta variable (% de los activos)                 32.8%                    35.6%
Numero de acciones                                   64                       49
Efectivo y equivalentes a efectivo                10.5%                    19.7%
--------------------------------------------------------------------------------

LAS 5 PRINCIPALES
INDUSTRIAS                        31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
-----------------                 ---------------------    ---------------------
Equipos de telecomunicaciones                      6.8%                     2.2%
Telecomunicaciones celulares                       6.2%                     1.2%
Productos de redes                                 4.9%                     6.3%
Componentes electronicos --
  Semiconductores                                  4.7%                       --
Software para la Internet                          4.5%                     3.3%
--------------------------------------------------------------------------------

LAS 10 PRINCIPALES
TENENCIAS DE RENTA VARIABLE       31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
-----------------------------     ---------------------    ---------------------
Nokia Oyj (ADR)                                    5.4%                     2.2%
Sun Microsystems, Inc.                             4.5%                       --
VERITAS Software Corp.                             3.6%                     2.1%
Cisco Systems, Inc.                                3.3%                     4.5%
JDS Uniphase Corp.                                 3.1%                     1.2%
Tiffany & Co.                                      2.7%                       --
America Online, Inc.                               2.7%                     3.3%
Amazon.com, Inc.                                   2.6%                       --
Vodafone AirTouch Group PLC (ADR)                  2.5%                       --
Time Warner, Inc.                                  2.4%                     3.4%
--------------------------------------------------------------------------------

(1)  Ambos rendimientos incluyen dividendos reinvertidos.

(2) Lipper, Inc. define a un fondo de apreciacion del capital como aquel que "procura la apreciacion maxima del capital, lo que a menudo significa una tasa de movimiento de la cartera del 100% o mas, apalancamiento (leveraging), la compra de valores no registrados, la compra de opciones, etc. El fondo podra asumir posiciones grandes en efectivo". El rango de Lipper se basa en el rendimiento total, incluso la reinversion de dividendos y ganancias de capital durante el periodo indicado. El rendimiento en el pasado no garantiza los resultados en el futuro.

El rendimiento en el pasado no garantiza los resultados en el futuro.


34 Janus Equity Funds / 31 de octubre de 1999 para uso telefonico, sino tambien para navegar por la Internet, recibir mensajes y obtener acceso a redes de computadora.

Nokia, el proveedor lider de telefonos y redes moviles, continuo su dinamico ritmo de innovacion para crear productos que permiten obtener acceso a la informacion en cualquier momento o lugar, sea para redes de area local (LAN) inalambricas en la oficina o dispositivos que combinan la voz, los datos y el video para consumidores moviles. Al mismo tiempo, Conexant Systems y Texas Instruments se beneficiaron de los chips de semiconductores que ellos proveen para estos dispositivos de comunicacion movil. Y en el area de servicios, la recien fusionada combinacion de Vodafone/AirTouch esta en buenas condiciones para beneficiarse de la introduccion de productos de datos a partir del ano entrante.

Sin embargo, algunas de nuestras inversiones, no alcanzaron nuestras expectativas. Vendimos nuestras tenencias en McKesson/HBO Corporation cuando la compania anuncio que no habia contabilizado debidamente ventas de software en el pasado. Boston Scientific fue liquidada, al suscitarse dudas acerca de las perspectivas de la compania debido a ineficiencias de fabricacion y retiros de productos del mercado, a pesar de los esfuerzos de un nuevo director general. Por ultimo, se vendieron las acciones de Warner-Lambert al presentarse preocupaciones de seguridad acerca de su medicamento para la diabetes, Rezulin.

Al ingresar a un nuevo milenio, la economia estadounidense sigue creciendo a un ritmo saludable. Dentro de poco, los temores a media- no plazo acerca del Ano 2000 pasaran, y, las companias se podran concentrar una vez mas en las oportunidades para el crecimiento. Si la inflacion sigue siendo benigna, el mercado deberia seguir recompensando a las companias con caracteristicas de crecimiento y ganancias superiores. Considero que estamos en buenas condiciones para beneficiarnos del liderazgo que nuestras companias demuestran.

Les agradecemos su inversion continua en el Janus Olympus Fund.


RESUMEN DE RENDIMIENTO

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en valor de una inversion hipotetica de $10,000 en el Janus Olympus Fund y el "S&P 500 Index." El Janus Olympus Fund es representado por el area sombrado en verde. El "S&P 500 Index" es representado por la linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja el periodo de computacion desde su comienzo, 29 de diciembre de 1995, hasta el 31 de octubre de 1999. El cuadrante superior derecho refleja el valor al final de la inversion hipotetica en el Janus Olympus Fund ($35,884) comparado al "S&P 500 Index" ($23,621).

Promedio del rendimiento total anual
de los periodos finalizados el 31 de octubre de 1999
Un ano, 88.34%
Desde el 29/12/95*, 39.46%

JANUS OLYMPUS FUND - $35,884
S&P 500 Index - $23,621

*La fecha de inicio del Fondo.
Fuente - Lipper, Inc. 1999.

El rendimiento en el pasado no garantiza los resultados en el futuro. El rendimiento de la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran valer mas o menos que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y, por lo tanto, no refleja el costo de la administracion o las transacciones de la cartera.


LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
----------------------------                                    ----------------
Acciones ordinarias -- 89.5%
Fabricantes de ropa -- 0.9%
     450,000 Gucci Group N.V. -- Acciones de Nueva York.......  $     36,337,500
Productos de audio y video -- 1.0%
     434,195 Gemstar International Group, Ltd.*...............        37,720,691
Servicios de difusion y programacion -- 3.1%
     525,000 Clear Channel Communications, Inc.*..............        42,196,875
     622,725 Grupo Televisa S.A. (GDR)........................        26,465,812
     600,000 UnitedGlobalCom, Inc. -- Clase A*................        52,200,000
                                                                     120,862,687
Television por cable -- 3.4%
   1,650,000 Comcast Corp. -- Clase especial A................        69,506,250
   1,405,065 Cox Communications, Inc. -- Clase A*.............        63,842,641
                                                                     133,348,891
Telecomunicaciones celulares -- 6.2%
     592,000 Nextel Communications, Inc. -- Clase A*..........        51,023,000
   1,550,000 Orange PLC*,**...................................        38,280,712
     425,000 Powertel, Inc.*..................................        25,021,875
   2,000,000 Vodafone AirTouch PLC (ADR)......................        95,875,000
     316,045 VoiceStream Wireless Corp.*......................        31,209,444
                                                                     241,410,031
Bancos comerciales -- 0.9%
   1,226,100 Firstar Corp.....................................        36,016,687
Servicios comerciales -- 1.0%
     976,042 Paychex, Inc.....................................        38,431,654
Seguridad de datos informaticos -- 1.7%
     520,000 VeriSign, Inc.*..................................        64,220,000
Software de computadora -- 1.8%
     770,000 Microsoft Corp.*.................................        71,273,125
Computadoras -- Sistemas integrados -- 3.5%
     500,000 ASM Lithography Holding N.V. (ADR)*..............        36,312,500
     140,000 Brocade Communications Systems, Inc.*............        37,660,000
     224,985 Comverse Technology, Inc.*.......................        25,535,797
   1,428,452 Psion PLC**......................................        35,862,387
                                                                     135,370,684
Computadoras -- Dispositivos de memoria -- 3.6%
   1,300,000 VERITAS Software Corp.*.........................        140,237,500
Computadoras -- Micro -- 4.5%
   1,650,000 Sun Microsystems, Inc.*.........................        174,590,625
Distribucion y mayoristas -- 0.9%
     450,985 Costco Wholesale Corp...........................         36,219,733
Operaciones diversificadas -- 1.2%
   1,200,000 Tyco International, Ltd.........................         47,925,000

Vea Notas a las listas de inversiones.

                                  Janus Equity Funds / 31 de octubre de 1999  35

JANUS OLYMPUS FUND


LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
----------------------------                                    ----------------
Componentes electronicos -- Semiconductores -- 4.7%
     625,000 Conexant Systems, Inc.*.........................         58,359,375
     800,000 Taiwan Semiconductor Manufacturing
               Company, Ltd. (ADR)*..........................         27,700,000
     700,000 Texas Instruments, Inc..........................         62,825,000
     450,000 Xilinx, Inc.*...................................         35,381,250
                                                                     184,265,625
Fibra optica -- 4.2%
     725,000 JDS Uniphase Corp.*.............................        120,984,375
     187,795 Sycamore Networks, Inc.*........................         40,375,925
                                                                     161,360,300
Finanzas -- Banqueros/corredores de inversion -- 0.9%
     940,000 Charles Schwab Corp.............................         36,601,250
Instrumentos -- Cientificos -- 0.9%
     550,000 PE Corp./PE Biosystems Group....................         35,681,250
Software para la Internet -- 4.5%
     800,000 America Online, Inc.*...........................        103,750,000
     223,005 Digital Island, Inc.*...........................         15,052,838
     375,000 RealNetworks, Inc.*.............................         41,132,813
     100,000 Vignette Corp.*.................................         15,800,000
                                                                     175,735,651
Maquinarias -- Industriales generales -- 1.6%
     700,000 Applied Materials, Inc.*........................         62,868,750
Medica -- Biomedicos y geneticos -- 3.5%
     503,935 Amgen, Inc.*....................................         40,188,816
     500,000 Biogen, Inc.*...................................         37,062,500
     435,895 Enzon, Inc.*....................................         12,777,172
     317,530 Genentech, Inc.*................................         46,279,997
                                                                     136,308,485
Medica -- Medicamentos -- 1.5%
     900,000 Pfizer, Inc.....................................         35,550,000
     450,000 Schering-Plough Corp............................         22,275,000
                                                                      57,825,000
Instrumentos medicos -- 1.2%
   1,400,000 Medtronic, Inc..................................         48,475,000
Bancos de centros monetarios -- 1.5%
   1,350,000 Bank of New York Company, Inc...................         56,531,250
Multimedios -- 2.4%
   1,350,000 Time Warner, Inc................................         94,078,125
Productos de redes -- 4.9%
   1,750,000 Cisco Systems, Inc.*............................        129,500,000
     220,000 Juniper Networks, Inc.*.........................         60,637,500
                                                                     190,137,500
Minoristas -- Ropa y zapatos -- 2.0%
   1,200,000 AnnTaylor Stores Corp.*.........................         51,075,000
     700,000 Gap, Inc........................................         25,987,500
                                                                      77,062,500
Minoristas -- Productos de la construccion -- 0.8%
     400,000 Home Depot, Inc.................................         30,200,000
Minoristas -- Farmacia -- 1.0%
   1,500,000 Walgreen Co.....................................         37,781,250
Minoristas -- Internet -- 3.2%
   1,450,000 Amazon.com, Inc.*...............................        102,406,250
     150,000 eBay, Inc.*.....................................         20,268,750
                                                                     122,675,000
Minoristas -- Joyas -- 2.7%
   1,750,000 Tiffany & Co....................................        104,125,000
Minoristas -- Materiales de oficina -- 0.7%
   1,280,000 Staples, Inc.*..................................         28,400,000
Telecomunicaciones via satelite -- 1.3%
     800,000 EchoStar Communications Corp.*..................         49,500,000
Equipos de telecomunicaciones -- 6.8%
     850,000 Lucent Technologies, Inc........................         54,612,500
   1,800,000 Nokia Oyj (ADR).................................        208,012,500
                                                                     262,625,000
Servicios de telecomunicaciones -- 3.2%
   1,648,396 COLT Telecom Group PLC*,**......................         49,228,325
     300,000 COLT Telecom Group PLC (ADR)*,**................         35,550,000
     527,104 United Pan-Europe Communications N.V.*,**.......         40,498,325
                                                                     125,276,650
Telefonia -- Integrada -- 2.3%
     400,000 MCI WorldCom, Inc.*                                      34,325,000
     900,180 NEXTLINK Communications, Inc. -- Clase A*                53,842,016
                                                                      88,167,016
                                                                ----------------
Total de acciones ordinarias (costo de $2,176,732,286)             3,479,645,410
                                                                ----------------

Pagare a corto plazo de empresa -- 3.9%
              Associates Corp N.A.
$153,500,000  5.30%, 01/111/99
              (costo amortizado de $153,500,000)..............      153,500,000
Agencias del Gobierno de los EE.UU. -- 5.8%
              Fannie Mae:
  50,000,000  4.775%, 12/11/99................................       49,927,889
  50,000,000  4.96%, 15/11/99.................................       49,902,778
  50,000,000  4.70%, 17/11/99.................................       49,895,556
  50,000,000  5.52%, 20/01/00.................................       49,392,000
              Sistema del Federal Home Loan Bank
  25,000,000  5.50%, 28/02/00.................................       24,543,750
                                                                ---------------
Total de agencias del Gobierno de los EE.UU.
 (costo de $223,660,597)......................................      223,661,973
Total de inversiones (costo total de $2,553,892,883)            ---------------
              -- 99.2%........................................    3,856,807,383
Efectivo, cuentas por cobrar y otros activos,                   ---------------
  descontados los pasivos -- 0.8%.............................       30,640,665
                                                                ---------------
Activo neto -- 100%...........................................  $ 3,887,448,048
                                                                ---------------

Vea Notas a las listas de inversiones.

36  Janus Equity Funds / 31 de octubre de 1999

RESUMEN DE INVERSIONES POR PAIS, 31 DE OCTUBRE DE 1999

PAIS                % DE VALORES DE INVERSION                 VALOR DE MERCADO
----                -------------------------                 ----------------
Las Bermudas                             1.2%                 $     47,925,000
Finlandia                                5.4%                      208,012,500
Mexico                                   0.7%                       26,465,812
Los Paises Bajos                         2.9%                      113,148,325
Taiwan                                   0.7%                       27,700,000
Reino Unido                              6.6%                      254,796,424
Estados Unidos++                        82.5%                    3,178,759,322
                                       ------                 ----------------
Total                                  100.0%                 $  3,856,807,383
                                       ------                 ----------------

++Incluye valores a corto plazo (72.6% excluidos los valores a corto plazo)

CONTRATOS DE DIVISAS A PLAZO, PENDIENTES DE EJECUCION AL 31 DE OCTUBRE DE 1999

                                                                     GANANCIA/
DIVISA VENDIDA Y             UNIDADES DE      VALOR DE DIVISA        (PERDIDA)
FECHA DE LIQUIDACION     DIVISA VENDIDAS               EN US$     NO REALIZADA
--------------------     ---------------      ---------------     ------------
Libra esterlina 18/11/99      31,200,000      $    51,286,560     ($   453,610)
Libra esterlina 07/04/00      39,800,000           65,443,140          448,638
Euro 09/12/99                 12,500,000           13,132,500          243,964
Euro 20/04/00                 39,400,000           41,011,460        2,344,300
                         ---------------      ---------------     ------------
Total                                         $   170,873,660      $ 2,583,292

Vea Notas a las listas de inversiones.

                                  Janus Equity Funds / 31 de octubre de 1999  37

JANUS OVERSEAS FUND (cerrado a nuevos inversionistas)

Helen Young Hayes
administradora de
cartera

Laurence Chang
administrador de cartera


Nos complace informar que el Janus Overseas Fund registro un rendimiento del 41.77% en el periodo de 12 meses finalizado el 31 de octubre de 1999, mientras que nuestro indice de referencia, el Morgan Stanley Capital International EAFE Index, registro un rendimiento del 23.03%.(1) Este fuerte rendimiento coloco al Fondo en el rango 35(0) de entre 589 fondos internacionales sondeados por Lipper, Inc., una de las principales companias de calificacion de fondos.(2)

Las perspectivas actuales para la economia mundial son en algunos aspectos diametralmente contrarias a lo que eran hace un ano. El pasado otono, las preocupaciones de los inversionistas se centraban en el riesgo de una deflacion mundial debido a la recesion en curso en el Japon y la implosion economica en los mercados emergentes asiaticos. En la actualidad, la economia japonesa ya llego a su nivel mas bajo, y la mayoria de los mercados emergentes asiaticos han experimentado una recuperacion notable en la actividad economica. Ya que el crecimiento en los Estados Unidos sigue robusto y la actividad europea se acelera, los tipos de interes han aumentado en relacion con los niveles minimos del ano pasado debido a mayores preocupaciones sobre una inflacion potencial.

En este entorno volatil, nuestra estrategia ha permanecido constante: concentrarnos en importantes companias internacionales que puedan crear valor para los accionistas sin importar las fluctuaciones a corto plazo en la economia. Un area cada vez mas importante para encontrar a estas companias ha sido el mundo convergente de la tecnologia y las telecomunicaciones. En particular, nos entusiasman las oportunidades de inversion que se crean gracias a la demanda cada vez mayor de tecnologias de transmision de datos, tales como la inalambrica y la Internet.

La Internet crea nuevos servicios y proveedores de servicios. Una de las companias de mas fuerte rendimiento con que cuenta el Fondo ha sido Softbank, la compania japonesa responsable de financiar a companias lideres de la Internet, tales como Yahoo! y E-Trade, al igual que de traer a estas y otros negocios de la Internet al Japon. A medida que el contenido de la Internet se vuelve mas significativo, la demanda de la conectividad de banda ancha aumenta tambien. Las companias de cable, tales como NTL y Telewest en el Reino Unido, la holandesa United Pan-European Communications y Rogers Communications en Canada estan sobre todo en buenas condiciones gracias a sus redes de alta capacidad.

Hemos encontrado tambien oportunidades entre los habilitadores tecnologicos de la Internet, tales como la gigante canadiense de equipos de telecomunicaciones, Nortel Networks, y la empresa canadiense/estadounidense JDS Uniphase. Estas dos son lideres de la revolucion "fotonica": la tecnologia de aumentar la capacidad de las redes dividiendo un hilo de fibra de optica en docenas de diferentes longitudes de onda, cada una de las cuales transmite senales digitales.

El silicio finalmente impulsa a la Internet. Debido a esto, hemos invertido en los lideres en semiconductores ST Microelectronics en Francia, Philips Electronics en los Paises Bajos y Galileo Technologies en Israel. Somos optimistas tambien con respecto a companias que permiten que los fabricantes de semiconductores sigan aumentando el rendimiento de sus chips electronicos, tales como la compania de tecnologia holandesa, ASM Lithography. Mas abajo en la cadena de silicio, hemos invertido en Taiwan Semiconductor Manufacaturing Company (TSMC), la fundicion principal de semiconductores del mundo. Prevemos que TSMC seguira obteniendo un crecimiento global superior al de la industria debido a la tendencia continua hacia la contratacion de terceros para la fabricacion de semiconductores.

La Internet apenas comienza a utilizar medios moviles, creando nuevas oportunidades para los proveedores de servicios telefonicos celulares a nivel mundial. En particular, NTT DoCoMo del Japon ha surgido como el pionero de los datos moviles, con su nuevo servicio de datos de "modalidad en I", el cual se preve obtendra cuatro millones de clientes en el primer ano. Aunque DoCoMo ha producido rendimientos extraordinariamente fuertes, nos


PERFIL DE LA CARTERA               31 DE OCTUBRE DE 1999   31 DE OCTUBRE DE 1998
--------------------               ---------------------   ---------------------
Valores de renta variable                          94.3%                   85.7%
  Extranjeros                                      87.3%                   83.1%
Los 10 principales valores de
  renta variable (% de los activos)                34.4%                   23.1%
Numero de acciones                                   110                     146
Efectivo y equivalentes a efectivo                  5.7%                   14.3%
--------------------------------------------------------------------------------

LAS 5 PRINCIPALES
INDUSTRIAS                         31 DE OCTUBRE DE 1999   31 DE OCTUBRE DE 1998
-----------------                  ---------------------   ---------------------
Telecomunicaciones celulares                       14.9%                    5.0%
Servicios de telecomunicaciones                    10.9%                    5.9%
Equipos de telecomunicaciones                       9.9%                    5.0%
Operaciones diversificadas                          5.3%                    7.9%
Servicios de computacion                            4.4%                    5.1%
--------------------------------------------------------------------------------

LAS 5 PRINCIPALES
PAISES                             31 DE OCTUBRE DE 1999   31 DE OCTUBRE DE 1998
-----------------                  ---------------------   ---------------------
Japon                                              19.2%                    9.9%
Reino Unido                                        11.6%                   16.6%
Los Paises Bajos                                    8.6%                    7.8%
Canada                                              7.7%                    0.8%
Finlandia                                           6.8%                    5.8%
--------------------------------------------------------------------------------

LAS 10 PRINCIPALES
TENENCIAS DE RENTA VARIABLE        31 DE OCTUBRE DE 1999   31 DE OCTUBRE DE 1998
---------------------------        ---------------------   ---------------------
NTT Mobile Communications
  Network, Inc.                                     7.9%                    2.4%
Nokia Oyj                                           5.7%                    4.5%
Mannesmann A.G.                                     3.9%                    3.1%
China Telecom, Ltd.                                 3.0%                    0.4%
COLT Telecom Group PLC                              2.9%                    1.8%
Tyco International, Ltd.                            2.6%                      --
Koninklijke (Royal) Philips Electronics N.V.        2.3%                    1.1%
Softbank Corp.                                      2.1%                      --
Vodafone AirTouch PLC                               2.0%                    0.5%
UnitedGlobalCom, Inc.                               2.0%                      --
--------------------------------------------------------------------------------

(1) Ambos rendimientos incluyen dividendos reinvertidos. Los dividendos netos reinvertidos son los dividendos que estan pendientes de ser reinvertidos despues de que se hayan cumplido las obligaciones tributarias extranjeras. Tales obligaciones varian de un pais a otro.

(2) Lipper, Inc. define a un fondo internacional como aquel que "invierte sus activos en valores cuyos valores principales de compraventa se encuentra fuera de los Estados Unidos". Al 31 de octubre de 1999, el Janus Overseas Fund figuraba en el rango 1(0) de entre 217 fondos en el periodo de 5 anos. Este rango se basa en el rendimiento total, incluyendo la reinversion de dividendos y ganancias de capital durante el periodo indicado.

El rendimiento en el pasado no garantiza los resultados en el futuro.

38 Janus Equity Funds / 31 de octubre de 1999 ha complacido tambien el rendimiento de otras inversiones del Fondo en operadores inalambricos de vanguardia. Estos incluyen a Sonera en Finlandia, Mannesmann en Alemania, Vodafone y Orange en el Reino Unido, Telecom en China y SK Telecom en Corea.

A medida que estas companias celulares actualizan sus redes para darle cabida tanto al crecimiento acelerado de suscriptores como a nuevas aplicaciones de datos, empresas de equipos de telecomunicaciones importantes como Nokia en Finlandia y Ericsson en Suecia seguiran tambien beneficiandose. Nokia ha tenido un rendimiento notable, al seguir extendiendo su participacion de mercado, tanto en su infraestructura de redes como en los negocios de telefonos celulares. Nuestro entusiasmo acerca de Nokia es aun mayor ya que creemos que las nuevas aplicaciones moviles, tales como las LAN inalambricas y los telefonos disenados para la era venidera de acceso movil y de alta velocidad a la Internet, aumentaran aun mas las oportunidades de mercado.

Sin embargo, no todas nuestras companias aportaron al fuerte rendimiento del Fondo. Wolters Kluwer, una casa editora holandesa y una antigua tenencia nuestra, bajo debido a incrementos en los gastos cuando la compania llevo a cabo iniciativas para adaptarse a la Internet y la distribucion en linea. En consecuencia, liquidamos la posicion.


Mirando hacia el futuro, al evaluar inversiones potenciales, seguimos concentrandonos en los factores fundamentales de companias individuales y estamos muy pendientes de los niveles de valoracion. En vista de las oportunidades en los prometedores negocios que hemos analizado en esta carta -y las otras partes dinamicas de la economia mundial, tales como los servicios comerciales, la atencion de la salud, y los servicios financieros- esperamos seguir encontrando companias internacionales que provean fuertes rendimientos de la inversion a largo plazo.

Una vez mas, le agradecemos su inversion y confianza en el Janus Overseas Fund.


RESUMEN DE RENDIMIENTO

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en valor de una inversion hipotetica de $10,000 en el Janus Overseas Fund y el "Morgan Stanley Capital International EAFE Index." El Janus Overseas Fund es representado por el area sombrado en verde. El "Morgan Stanley Capital International EAFE Index" es representado por la linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja el periodo de computacion desde su comienzo, 2 de mayo de 1994, hasta el 31 de octubre de 1999. El cuadrante inferior derecho refleja el valor al final de la inversion hipotetica en el Janus Overseas Fund ($27,353) comparado al "Morgan Stanley Capital International EAFE Index" ($16,201).

Promedio del rendimiento total anual
de los periodos finalizados el 31 de octubre de 1999
Un ano, 41.77%
Cinco anos, 21.43%
Desde el 02/05/94*, 20.08%

JANUS OVERSEAS FUND - $27,353
Morgan Stanley
Capital International
EAFE Index - $16,201

*La fecha de inicio del Fondo.
Fuente - Lipper, Inc. 1999.

El rendimiento en el pasado no garantiza los resultados en el futuro. El rendimiento de la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran valer mas o menos que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y, por lo tanto, no refleja el costo de la administracion o las transacciones de la cartera.


LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
----------------------------                                    ----------------
Acciones ordinarias -- 90.6%
Fabricantes de ropa -- 0.4%
      28,014 Gucci Group N.V.**................................ $      2,242,169
     245,520 Gucci Group N.V. -- Acciones de Nueva York**......       19,825,740
                                                                      22,067,909
Productos de audio y video -- 1.4%
     490,200 Sony Corp.**......................................       76,376,471
Cervecera -- 0.4%
   1,832,000 Kirin Brewery Company, Ltd.**.....................       20,960,205
Servicios de difusion y programacion -- 1.7%
     740,700 Grupo Televisa S.A. (GDR).........................       31,479,750
     760,035 UnitedGlobalCom, Inc. -- Clase A*.................       66,123,045
                                                                      97,602,795
Television por cable -- 3.4%
   4,386,650 Le Groupe Videotron ltee.**,#.....................       62,628,085
     257,835 Rogers Communications, Inc.*,**...................        5,188,929
   4,483,610 Rogers Communications, Inc. -- Clase B*,**........       90,836,616
   8,174,831 Telewest Communications PLC*,** ..................       35,010,749
                                                                     193,664,379
Telecomunicaciones celulares -- 14.9%
  10,648,000 China Telecom, Ltd.*,**...........................       36,454,879
   2,001,470 China Telecom, Ltd. (ADR)*,**.....................      135,099,225
      16,715 NTT Mobile Communications
              Network, Inc.**..................................      443,661,648
   1,171,990 Orange PLC*,**....................................       28,944,911
   2,073,390 Partner Communications Company, Ltd. (ADR)*.......       32,655,893
   4,495,080 Telecom Italia Mobile S.p.A.**....................       28,134,718
     866,130 Telesp Celular Participacoes S.A. (ADR)*..........       21,328,451
  13,575,675 Vodafone AirTouch PLC**...........................       63,042,000
   1,073,660 Vodafone AirTouch PLC (ADR)**.....................       51,468,576
                                                                     840,790,301
Bancos comerciales -- 2.0%
   1,273,332 Argentaria, Caja Postal y Banco Hipotecario
              de Espana, S.A.**................................       28,238,881
   1,156,920 Banco Santander Central Hispano S.A.**............       12,001,730
     536,936 Bipop -- Carire S.p.A.**..........................       22,720,593
      11,169 Julius Baer Holding A.G. -- Clase B**.............       33,608,073
   3,877,853 UniCredito Italiano S.p.A.**......................       18,121,084
                                                                     114,690,361
Seguridad de datos informaticos -- 0.4%
     620,424 Baltimore Technologies PLC*,**....................       19,088,508
      53,640 Check Point Software Technologies, Ltd*...........        6,205,477
                                                                      25,293,985

Vea Notas a las listas de inversiones.

                                  Janus Equity Funds / 31 de octubre de 1999  39

JANUS OVERSEAS FUND


LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
----------------------------                                    ----------------
Servicios de computacion -- 4.4%
     517,376 Atos S.A.*,**....................................  $     66,233,384
     239,800 Cap Gemini S.A.**................................        36,294,018
     465,829 CMG PLC**........................................        18,150,352
   1,711,420 Getronics N.V.**.................................        85,262,551
   2,574,401 Logica PLC**.....................................        39,201,825
                                                                     245,142,130
Software de computadora -- 0.4%
     580,393 Tietoenator Oyj**................................        20,130,728
Computadoras -- Sistemas integrados -- 2.6%
     339,813 ASM Lithography Holding N.V.*,**.................        23,965,466
     264,296 ASM Lithography Holding N.V. (ADR)*,**...........        19,194,497
     136,766 Equant N.V.*,**..................................        13,296,681
     152,195 Equant N.V. -- Acciones de Nueva York*,**........        14,762,915
   1,732,000 Fujitsu, Ltd.**..................................        52,112,664
   1,894,765 SEMA Group PLC**.................................        24,772,168
                                                                     148,104,391
Computadoras -- Micro -- 0.4%
  23,174,000 Legend Holdings, Ltd.**..........................        24,756,262
Operaciones diversificadas -- 5.3%
     685,419 Bombardier, Inc.**...............................        12,092,340
   3,071,438 Hays PLC**.......................................        34,980,561
     783,135 Seagram Company, Ltd.............................        38,667,291
   3,710,959 Tyco International, Ltd..........................       148,206,425
     878,590 Vivendi**........................................        66,533,998
                                                                     300,480,615
Componentes electronicos -- 3.2%
     728,685 Koninklijke (Royal) Philips Electronics N.V.**...        74,673,726
     526,508 Koninklijke (Royal) Philips Electronics N.V.
               -- Acciones de Nueva York**....................        54,723,925
   2,567,000 NEC Corp.**......................................        51,900,801
                                                                     181,298,452
Componentes electronicos -- Semiconductores -- 2.6%
     388,745 Chartered Semiconductor (ADR)*...................        12,901,475
   1,479,270 Galileo Technology, Ltd.*........................        33,838,301
      47,900 Rohm Company, Ltd.**.............................        10,717,368
     317,476 STMicroelectronics N.V.**........................        27,862,543
       8,385 STMicroelectronics N.V.
               -- Acciones de Nueva York**....................           761,987
   1,746,719 Taiwan Semiconductor Manufacturing
               Company, Ltd. (ADR)*...........................        60,480,145
                                                                     146,561,819
Ingenieria -- Investigacion y desarrollo -- 0.4%
     238,319 ABB, Ltd.*,**....................................        24,008,058
Fibra optica -- 1.6%
     546,251 JDS Uniphase Corp.*..............................        91,155,636
Alimentos -- Servicios de comida -- 0.5%
   2,648,369 Compass Group PLC**..............................        28,548,451
Alimentos -- Minoristas -- 0.3%
      90,686 Carrefour S.A.**.................................        16,775,532
Recursos humanos -- 0.6%
   2,496,195 Capita Group PLC**...............................        33,300,532
Contenido de Internet -- 2.4%
     280,600 Softbank Corp.**.................................       116,423,674
     602,735 StarMedia Network, Inc.*.........................        17,328,631
                                                                     133,752,305
Software para la Internet -- 0.4%
     167,370 Internet Initiative Japan, Inc.*.................         8,996,138
     112,451 Intershop Communications A.G.*,**................        14,064,803
                                                                      23,060,941
Seguro de vida y de salud -- 0.8%
   2,818,347 Prudential PLC**.................................        44,142,051
Maquinarias -- Industriales generales -- 3.9%
   1,377,203 Mannesmann A.G.**................................       216,981,631
Medica -- Medicamentos -- 2.3%
   1,917,000 Takeda Chemical Industries, Ltd.**...............       110,030,902
     433,000 Yamanouchi Pharmaceutical Company, Ltd.**........        19,625,231
                                                                     129,656,133
Procesadores y fabricantes de metales -- 1.2%
   5,838,514 Assa Abloy A.B. -- Clase B.......................        64,846,998
Banco de centro monetario -- 1.9%
   1,473,450 Banco Bilbao Vizcaya S.A.*,**....................        19,791,998
   2,450,441 DBS Group Holdings, Ltd.**.......................        27,687,883
   4,351,000 Fuji Bank, Ltd.**................................        59,619,847
                                                                     107,099,728
Multimedios -- 1.4%
   1,128,382 Corus Entertainment, Inc. -- Clase B*,**.........        17,644,154
   2,064,281 Shaw Communications, Inc. -- Clase B**...........        62,802,757
                                                                      80,446,911
Companias petroleras -- Integradas -- 0.6%
     227,601 Total Fina S.A.**................................        30,739,774
Petroquimicos -- 0.4%
   2,047,798 Reliance Industries, Inc.*,+.....................        25,239,110
Seguros sobre bienes y contra siniestros -- 0.2%
     678,000 Tokio Marine & Fire Insurance
               Company, Ltd.**................................         8,868,049
Publicacion -- Periodicos -- 0.6%
   1,894,000 Singapore Press Holdings, Ltd.**.................        32,442,364
Reciclaje -- 0.2%
     357,238 Tomra Systems A.S.A..............................        13,661,811
Minoristas -- Diversificados -- 0.6%
     404,000 Ito-Yokado Company, Ltd.**.......................        32,285,919
Minoristas -- Internet -- 0.2%
   4,009,742 QXL, Ltd.*,**....................................        13,586,844
Minoristas -- Restaurantes -- 0.2%
   1,883,796 TelePizza S.A.*,**...............................        10,058,216
Servicios de seguridad -- 0.9%
   3,518,656 Securitas A.B. -- Clase B........................        52,107,843
Equipos de telecomunicaciones -- 9.9%
     373,795 Comverse Technology, Inc.*.......................        42,425,732
      41,000 Matsushita Communication Industrial
               Company, Ltd.**................................         6,883,094
   1,602,895 Nokia Oyj**......................................       183,314,687
   1,197,160 Nokia Oyj (ADR)**................................       138,346,802
   1,601,780 Nortel Networks Corp.............................        99,210,249
   1,066,082 Telefonaktiebolaget L.M. Ericsson -- Clase B.....        44,257,122
     996,972 Telefonaktiebolaget L.M. Ericsson (ADR)..........        42,620,553
                                                                     557,058,239

Vea Notas a las listas de inversiones.

40  Janus Equity Funds / 31 de octubre de 1999

LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                   VALOR DE MERCADO
----------------------------                                   ----------------
Servicios de telecomunicaciones -- 10.9%
   1,993,740 Amdocs, Ltd.*.................................... $     55,450,894
     303,595 BCE, Inc.**......................................       18,287,115
   5,532,266 COLT Telecom Group PLC*,**.......................      165,217,694
     152,260 Dacom Corp.......................................       18,659,622
   2,059,613 Energis PLC*,**..................................       65,471,429
   1,002,055 FirstCom Corp.*..................................       11,085,233
     564,253 NTL, Inc.*.......................................       42,530,570
       3,291 NTT Data Corp.**.................................       52,032,844
   4,113,420 SK Telecom Company, Ltd. (ADR)*..................       53,731,549
   1,678,231 Sonera Oyj**.....................................       50,359,479
   1,080,865 United Pan-Europe Communications N.V.*,**........       83,044,755
                                                                    615,871,184
Telefonia -- Integrada -- 3.2%
       1,857 Nippon Telegraph & Telephone Corp.**.............       28,470,666
   2,702,819 Telefonica S.A.**................................       44,430,079
     117,316 Telefonica S.A. (ADR)**..........................        5,858,468
     926,515 Telefonos de Mexico S.A. (ADR)...................       79,217,032
   1,917,679 Versatel Telecom International N.V.**............       23,783,803
                                                                    181,760,048
Productos terapeuticos -- 0.6%
     805,130 QLT PhotoTherapeutics, Inc.*.....................       34,117,384
Transportes -- Flete aereo -- 0.9%
   1,923,393 TNT Post Group N.V.**............................       48,922,290
                                                               ----------------
Total de acciones ordinarias (costo de $3,211,887,297)........    5,108,414,785
                                                               ----------------
Acciones preferentes -- 3.7%
Automotriz -- Automoviles y camionetas -- 1.1%
      23,189 Porsche A.G.**...................................       63,125,548
Servicios de difusion y programacion -- 0.9%
     811,940 UnitedGlobalCom, Inc., convertible, 7.00%+.......       48,208,938
Servicios financieros diversificados -- 0.6%
     172,092 Marschollek, Lautenschlaeger und
               Partner A.G.**.................................       36,265,898
Telefonia -- Integrada -- 1.1%
     796,145 Telecomunicacoes Brasileiras S.A. (ADR)..........       61,999,792
                                                               ----------------
Total de acciones preferentes (costo de $173,932,576).........      209,600,176
                                                               ----------------
Derechos -- 0%
     743,166 Telewest Communications PLC*,**
               (costo de $0)..................................          670,704
Pagares a corto plazo de empresas -- 5.4%
             Associates Corp. N.A.
$202,200,000   5.30%, 01/11/99................................      202,200,000
             CIT Holding Corp.
 100,000,000   5.26%, 01/11/99................................      100,000,000
                                                               ----------------
Total de pagares a corto plazo de empresas
  (costo amortizado de $302,200,000)..........................      302,200,000
                                                               ----------------
Agencias del Gobierno de los EE.UU. -- 1.9%
             Fannie Mae:
  85,000,000   4.775%, 12/11/99...............................       84,877,671
  25,000,000   5.54%, 14/02/00................................       24,598,750
                                                               ----------------
Total de agencias del Gobierno de los EE.UU.
  (costo de $109,473,713).....................................      109,476,421
                                                               ----------------
Total de inversiones (costo total de $3,797,493,586)
Peggy Fisher, Esq.
Securities and Exchange Commission
  -- 101.6%...................................................    5,730,362,086
                                                               ----------------
Pasivo, descontado el efectivo,
las cuentas por cobrar y otros activos -- (1.6%)..............      (90,381,990)
                                                               ----------------
Activo neto -- 100%........................................... $  5,639,980,096
                                                               ----------------

RESUMEN DE INVERSIONES POR PAIS, 31 DE OCTUBRE DE 1999

PAIS                    % DE VALORES DE INVERSION              VALOR DE MERCADO
----                    -------------------------              ----------------
Las Bermudas                                 2.6%              $    148,206,424
Brasil                                       1.5%                    83,328,243
Canada                                       7.7%                   441,474,918
Finlandia                                    6.8%                   392,151,696
Francia                                      3.8%                   216,576,704
Alemania                                     5.8%                   330,437,880
Hong Kong                                    3.4%                   196,310,366
India                                        0.4%                    25,239,110
Israel                                       1.2%                    66,494,194
Italia                                       1.2%                    68,976,395
Japon                                       19.2%                 1,098,965,521
Mexico                                       1.9%                   110,696,782
Los Paises Bajos                             8.6%                   492,323,047
Noruega                                      0.2%                    13,661,811
Singapur                                     1.0%                    60,130,247
Corea del Sur                                1.3%                    72,391,171
Espana                                       2.1%                   120,379,372
Suecia                                       3.6%                   203,832,516
Suiza                                        1.0%                    57,616,131
Taiwan                                       1.1%                    60,480,145
Reino Unido                                 11.6%                   665,597,364
Estados Unidos++                            14.0%                   805,092,049
                                           ------              ----------------
Total                                      100.0%              $  5,730,362,086
                                           ------              ----------------

++Incluye valores a corto plazo (6.9% excluyendo los valores a corto plazo)


CONTRATOS DE DIVISAS A PLAZO, PENDIENTES DE EJECUCION AL 31 DE OCTUBRE DE 1999

                                                                     GANANCIA/
DIVISA VENDIDA Y              UNIDADES DE     VALOR DE DIVISA        (PERDIDA)
FECHA DE LIQUIDACION      DIVISA VENDIDAS              EN US$     NO REALIZADA
--------------------      ---------------     ---------------     ------------
Libra esterlina 09/12/99       71,000,000        $116,723,999      ($2,183,719)
Dolar canadiense 18/11/99      14,300,000           9,725,906          112,550
Dolar canadiense 07/04/00      63,700,000          43,466,394          110,019
Euro 03/12/99                 153,400,000         161,238,740        1,595,360
Euro 14/04/00                 116,000,000         120,790,800        4,489,200
Euro 20/04/00                  17,600,000          18,319,840        1,047,200
Dolar de Hong Kong
  07/05/01                  1,067,000,000         135,354,560       (1,002,003)
Yen japones 18/11/99        9,630,000,000          92,527,559       (8,935,982)
Yen japones 03/12/99        5,800,000,000          55,729,256       (7,395,922)
Yen japones 14/04/00        6,800,000,000          65,351,877          539,596
Yen japones 20/04/00          800,000,000           7,688,530          102,666
Dolar de Singapur 16/07/01     28,000,000          17,671,190         (351,495)
Franco suizo 03/12/99          17,000,000          11,221,122           73,915
                            -------------        ------------      -----------
Total                                            $855,809,773     ($11,798,615)


Vea Notas a las listas de inversiones.

                                  Janus Equity Funds / 31 de octubre de 1999  41

JANUS SPECIAL SITUATIONS FUND

David Decker
administrador de cartera

El Janus Special Situations Fund registro un rendimiento del 56.54% durante el periodo finalizado el 31 de octubre de 1999, comparado con un rendimiento del 25.66% por el S&P 500 Index.(1) Este fuerte rendimiento obtuvo para el Fondo un rango en el cuartil mas alto, colocandolo en el 52(0) rango de entre 278 fondos de apreciacion de capital sondeados por Lipper, Inc., una de las principales companias de calificacion de fondos.(2)

Al acercarse el Janus Special Situations Fund a su tercer ano de existencia, quiero aprovechar para explicar una vez mas lo que constituye una "situacion especial" y lo que tratamos de lograr.

Se me pregunta a menudo si Janus Special Situations es un fondo de crecimiento o un fondo de valor. Mi respuesta es, "Ambos". Esto se debe a que considero que el Fondo no debe confinarse a una categoria limitadora. El objetivo de este fondo es descubrir companias cuyas valoraciones, desde el punto de vista nuestro, no esten siendo reconocidas debidamente por Wall Street. Al hacerlo, esperamos proveer una cartera de acciones que tenga una relacion riesgo / recompensa atractiva.

Aunque, de hecho, esto lleva a acciones cuyos precios se han desplomado y a las cuales se justificaria considerarlas como de "valor", esto nos lleva tambien a acciones con valoraciones de precio a ganancias (price-to-earnings P/E) que podrian sugerir el "crecimiento". El motivo de esto es que el que una accion sea considerada de crecimiento o de valor se determina tipicamente utilizando la relacion del precio a las ganancias anteriores (P/E) como la medida primaria para la clasificacion. Sin embargo, aunque la P/E es una buena herramienta para aproximar el valor, no es la unica herramienta disponible, y hay a menudo oportunidades que pueden perderse si se utiliza solo la P/E para determinar si una accion es o no economica.

Por ejemplo, consideremos a Maxim Integrated Products y Linear Technology, dos lideres en la fabricacion de semiconductores analogicos. Al considerar estas acciones para el Fondo, si hubieramos examinado apenas los multiplos de P/E, pudimos haber llegado a la conclusion de que ninguna de las dos estaba subvalorada. Sin embargo, la fabricacion de semiconductores analogicos es un negocio sumamente especializado y singular, uno que genera margenes brutos del 70%, enormes flujos de caja y enormes rendimientos del capital invertido (return on invested capital, ROIC). Los factores economicos de los negocios de estas companias son extraordinarios y no pueden ser capturados utilizando apenas la P/E como una herramienta para la valoracion. Sin embargo, un analisis mas a fondo de cada compania y un enfoque en el flujo de caja libre y el ROIC nos ayudo a llegar a la conclusion de que ambas estan de hecho sumamente subvaloradas.

Esencialmente, buscamos a companias que puedan de hecho estar subvaloradas, a pesar de que esto no sea totalmente obvio. No obstante, a fin de descubrir estos tipos de companias, es necesario que consideremos la valoracion desde muchos puntos de vista diferentes y que identifiquemos a aquellos negocios que consideramos han experimentado cambios o que tienen caracteristicas financieras que no son reconocidas por Wall Street.

Un vistazo a las acciones individuales del Fondo indica que hubo algunas companias que tuvieron un rendimiento excelente, tales como Apple (un aumento del 116%), Station Casinos (un aumento del 118%), Park Place Entertainment (un aumento del 32%), y China Telecom Hong Kong (un aumento del 38%). Desafortunadamente, hubo tambien unas cuantas acciones que tuvieron un rendimiento drasticamente inferior y que tuvieron un impacto negativo en nuestros rendimientos totales. Quisiera explicarles acerca de dos de las mismas.


PERFIL DE LA CARTERA                 31 DE OCTUBRE DE 1999        31 DE OCTUBRE DE 1998
--------------------                 ---------------------        ---------------------
Valores de renta variable                            98.9%                        98.6%
  Extranjeros                                        17.9%                         4.2%
Los 10 principales valores de
renta variable (% de los activos)                    54.4%                        61.2%
Numero de acciones                                      41                           36
Efectivo, equivalentes a efectivo
  y valores de renta fija                             1.1%                         1.4%
---------------------------------------------------------------------------------------

LAS 5 PRINCIPALES
INDUSTRIAS                           31 DE OCTUBRE DE 1999        31 DE OCTUBRE DE 1998
-----------------                    ---------------------        ---------------------
Multimedios                                          14.9%                        13.6%
Television por cable                                 13.1%                        21.9%
Computadoras -- Micro                                 8.5%                         3.6%
Hoteles casino                                        7.7%                           --
Telecomunicaciones celulares                          6.6%                           --
---------------------------------------------------------------------------------------

LAS 10 PRINCIPALES
TENENCIAS DE RENTA VARIABLE          31 DE OCTUBRE DE 1999        31 DE OCTUBRE DE 1998
---------------------------          ---------------------        ---------------------
Apple Computer, Inc.                                  8.5%                         3.6%
Time Warner, Inc.                                     7.4%                         9.0%
Viacom, Inc. -- Clase B                               7.4%                           --
Comcast Corp. -- Clase especial A                     6.1%                         6.1%
China Telecom, Ltd.                                   5.2%                           --
SBS Broadcasting S.A.                                 4.1%                         3.8%
Bally Total Fitness Holding Corp.                     4.1%                         4.6%
Cox Communications, Inc. -- Clase A                   4.0%                           --
Park Place Entertainment Corp.                        4.0%                           --
Staples, Inc.                                         3.6%                           --
---------------------------------------------------------------------------------------

(1) Todos los rendimientos incluyen los dividendos reinvertidos.

(2) Lipper, Inc. define a un fondo de revalorizacion del capital como aquel que "procura la revalorizacion maxima del capital, lo que a menudo significa una tasa de movimiento de la cartera del 100% o mas, apalancamiento (leveraging), la compra de valores no registrados, la compra de opciones, etc. El fondo podra asumir posiciones grandes en efectivo".

El rendimiento en el pasado no garantiza los resultados en el futuro. La inversion en companias de situacion especial podria conllevar un riesgo mayor.

42  Janus Equity Funds / 31 de octubre de 1999

En primer lugar, Federal-Mogul, la cual ha sido una posicion importante en el Fondo desde su inicio, bajo durante el periodo. La reciente adquisicion de Cooper Automotive por parte de la compania no fue tan conveniente como se preveia, lo que obligo a Federal-Mogul a reducir sus ganancias y proyecciones de flujo de caja. No obstante, cuando valoramos a la compania, consideramos que vale mucho mas que su precio de venta actual. Aunque pueda tomar algun tiempo para que la compania recupere la confianza de los inversionistas, pueden tener la seguridad de que no venderemos nuestra posicion a una fraccion de lo que vale. Otra compania que tuvo rendimiento deficiente fue Tyco International, la cual perdio casi la cuarta parte de su valor en el mes de octubre debido a un informe negativo que cuestionaba las practicas contables de la empresa. En Janus, hemos estado observando a Tyco durante aproximadamente seis anos y tenemos mucha confianza en que los supuestos hechos en el articulo no reflejan debidamente la realidad.

La drastica volatilidad de estas y muchas otras acciones durante los ultimos meses es indicativo de un mercado que es impulsado mas por la psicologia y el impetu que por la valoracion. Una psicologia de mercado cambiante puede brindar oportunidades singulares para el Fondo, y de hecho lo hace. Desafortunadamente, hay momentos en los cuales ya poseemos las acciones de una determinada compania, y eso es desventajoso para nosotros. Aunque es evidente que no siempre logramos limitar el riesgo de una baja en las acciones del Fondo, tengan la seguridad de que el estar pendiente del riesgo bajista es un factor primario en nuestro proceso de seleccion de acciones. Tengo mucho entusiasmo acerca del futuro de las companias que integran su Fondo en la actualidad, y les agradezco su apoyo continuo.


RESUMEN DE RENDIMIENTO

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en valor de una inversion hipotetica de $10,000 en el Janus Special Situations Fund y el "S&P 500 Index." El Janus Special Situations Fund es representado por el area sombrado en verde. El "S&P 500 Index" es representado por la linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja el periodo de computacion desde su comienzo, 31 de diciembre de 1996, hasta el 31 octubre de 1999. El cuadrante superior derecho refleja el valor al final de la inversion hipotetica en el Janus Special Situations Fund ($23,915) comparado al "S&P 500 Index" ($19,212).

Promedio del rendimiento total anual
de los periodos finalizados el 31 de octubre de 1999
Un ano, 56.54%
Desde el 31/12/96*, 36.04%

JANUS SPECIAL SITUATIONS FUND - $23,915
S&P 500 Index - $19,212

*La fecha de inicio del Fondo.
Fuente - Lipper, Inc. 1999.

El rendimiento en el pasado no garantiza los resultados en el futuro. El rendimiento de la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran valer mas o menos que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y, por lo tanto, no refleja el costo de la administracion o las transacciones de la cartera.


LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                   VALOR DE MERCADO
----------------------------                                   ----------------
Acciones ordinarias -- 98.9%
Automotriz -- Piezas y equipos de camiones -- 4.3%
   2,137,235 Exide Corp.#..................................... $     18,967,961
   1,288,020 Federal-Mogul Corp...............................       32,361,502
                                                                     51,329,463
Servicios de difusion y programacion -- 3.4%
   1,038,110 AT&T Corp./Liberty Media Group -- Clase A*.......       41,199,991
Television por cable -- 13.1%
   1,747,720 Comcast Corp. -- Clase especial A................       73,622,705
   1,050,248 Cox Communications, Inc. -- Clase A*.............       47,720,643
   1,733,780 Rogers Communications, Inc.*.....................       34,892,322
                                                                    156,235,670
Hoteles casino -- 7.5%
   3,617,200 Park Place Entertainment Corp.*..................       47,475,750
   1,750,000 Station Casinos, Inc.*...........................       42,328,125
                                                                     89,803,875
Telecomunicaciones celulares -- 6.6%
   2,336,000 China Telecom, Ltd.*,**..........................        7,997,614
     808,620 China Telecom, Ltd. (ADR) *,**...................       54,581,850
      70,000 VoiceStream Wireless Corp.*......................        6,912,500
     255,000 WinStar Communications, Inc.*....................        9,897,188
                                                                     79,389,152
Productos quimicos -- De especialidad -- 2.4%
   1,113,010 Cytec Industries, Inc.*.......................... $     28,729,571
Circuitos -- 2.2%
     100,000 Linear Technology Corp...........................        6,993,750
     240,000 Maxim Integrated Products, Inc.*.................       18,945,000
                                                                     25,938,750
Servicios comerciales -- 1.1%
     441,965 Iron Mountain, Inc.*.............................       13,369,441
Computadoras -- Micro -- 8.5%
   1,264,405 Apple Computer, Inc.*............................      101,310,451
Envases -- Papel y plastico -- 0.2%
     244,400 Ivex Packaging Corp.*............................        2,306,525
Operaciones diversificadas -- 2.7%
     822,566 Tyco International, Ltd..........................       32,851,230
Software para la Internet -- 1.8%
     500,000 EarthLink Network, Inc.*.........................       21,031,250
Maquinarias -- Construccion y mineria -- 0.3%
     128,000 Terex Corp.*.....................................        3,384,000
Bancos de centros monetarios -- 0.9%
     980,000 DBS Group Holdings, Ltd.                                11,073,160

Vea Notas a las listas de inversiones.

                                  Janus Equity Funds / 31 de octubre de 1999  43

JANUS SPECIAL SITUATIONS FUND


LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                   VALOR DE MERCADO
----------------------------                                   ----------------
Multimedios -- 14.9%
      55,000 Corus Entertainment, Inc. -- Clase B*............ $        860,018
   1,274,730 Time Warner, Inc.................................       88,832,747
   1,974,770 Viacom, Inc. -- Clase B*.........................       88,370,957
                                                                    178,063,722
Automatizacion y equipos de oficina -- 0.7%
     187,210 Pitney Bowes, Inc................................        8,529,756
Companias petroleras -- Exploracion y produccion -- 0.5%
   1,653,075 Magnum Hunter Resources, Inc.*,#.................        5,682,445
Suministros opticos -- 2.9%
     322,980 Allergan, Inc....................................       34,679,978
Petroquimicos -- 1.9%
   1,848,031 Reliance Industries, Inc.*,+.....................       22,776,982
Ductos -- 3.0%
     904,080 Enron Corp.......................................       36,106,695
Impresion -- Comercial -- 1.3%
     358,800 Valassis Communications, Inc.*...................       15,428,400
Publicaciones -- Revistas -- 2.0%
     950,000 Playboy Enterprises, Inc. -- Clase B*,#..........       24,343,750
Companias inversionistas en bienes raices -- 0%
       1,666 Property Capital Trust, Inc......................              937
Centros de recreacion -- 4.1%
   2,022,600 Bally Total Fitness Holding Corp.*,#.............       48,668,813
Minoristas -- Materiales de oficina -- 3.6%
   1,950,000 Staples, Inc.*...................................       43,265,625
Minoristas -- Restaurantes -- 2.0%
   1,000,000 Jack in the Box, Inc.*...........................       24,062,500
Servicios de telecomunicaciones -- 1.1%
     295,280 McLeodUSA, Inc. -- Clase A*......................       13,176,870
Television -- 5.9%
   1,347,500 SBS Broadcasting S.A.*,#.........................       49,352,187
     250,000 Univision Communications, Inc. -- Clase A*.......       21,265,625
                                                                     70,617,812
                                                               ----------------
Total de acciones ordinarias (costo de $904,251,327)..........    1,183,356,814
                                                               ----------------
Bono de empresa -- 0.2%
Hoteles casino -- 0.2%
$  3,000,000 Venetian Casino Resort L.L.C., 12.25%
               pagares garantizados por la compania,
               vencimiento 15/11/04
               (costo de $3,153,641)..........................        2,362,500
                                                               ----------------
Acciones preferentes -- 0.9%
Electrica -- Integrada -- 0.9%
      97,000 Reliant Energy, Inc., convertible, 7.00%
               (Time Warner, Inc.) (costo de $7,474,820)......       11,130,750
                                                               ----------------
Warrants -- 0%
Companias petroleras -- Exploracion y produccion -- 0%
     551,025 Magnum Hunter Resources, Inc.
             -- vence el 01/07/02 (costo de $0)*..............          172,195
                                                               ----------------
Papel comercial -- 0.3%
             Household Finances Corp.
$  3,600,000   5.30%, 01/11/99
               (costo amortizado de $3,600,000)...............        3,600,000
                                                               ----------------
Total de inversiones (costo total de $918,479,788) -- 100.3%..    1,200,622,259
                                                               ----------------
Pasivo, descontado el efectivo,
los efectos por cobrar y otros activos -- (0.3%)..............       (3,643,762)
                                                               ----------------
Activo neto - 100%............................................ $  1,196,978,497
                                                               ----------------

RESUMEN DE INVERSIONES POR PAIS, 31 DE OCTUBRE DE 1999

PAIS                    % DE VALORES DE INVERSION              VALOR DE MERCADO
----                    -------------------------              ----------------
Las Bermudas                                 2.7%              $     32,851,230
Canada                                       3.0%                    35,752,340
Hong Kong                                    5.2%                    62,579,464
India                                        1.9%                    22,776,982
Luxemburgo                                   4.1%                    49,352,187
Singapur                                     0.9%                    11,073,160
Estados Unidos++                            82.2%                   986,236,896
                                           ------              ----------------
Total                                      100.0%              $  1,200,622,259
                                           ------              ----------------

++ Incluye valores a corto plazo (81.8% excluyendo los valores a corto plazo)

CONTRATOS DE DIVISAS A PLAZO, PENDIENTES DE EJECUCION AL 31 DE OCTUBRE DE 1999

                                                                     GANANCIA/
DIVISA VENDIDA Y               UNIDADES DE     VALOR DE DIVISA        (PERDIDA)
FECHA DE LIQUIDACION        DIVISA VENDIDAS             EN US$     NO REALIZADA
--------------------        ---------------    ---------------     ------------
Dolar de Hong Kong 07/05/01     355,500,000        $45,097,044        ($401,353)
                            ---------------    ---------------     ------------
Total                                              $45,097,044        ($401,353)

Vea Notas a las listas de inversiones.

44  Janus Equity Funds / 31 de octubre de 1999

                             JANUS TWENTY FUND (cerrado a nuevos inversionistas)

                                                        Scott Schoelzel
                                                        administrador de cartera

Antes de comenzar, quiero darle las gracias a todos ustedes por su apoyo y confianza continuos. El Janus Twenty Fund tuvo otro ejercicio fiscal fuerte, obteniendo un rendimiento del 63.51% comparado con el rendimiento del 25.66% registrado por el S&P 500 Index.(1) Estos resultados nos colocaron en el 36(0) rango de entre 278 fondos de apreciacion de capital sondeados por Lipper, Inc., una de las principales companias de calificacion de fondos.(2)

En la carta del ano pasado, sugeri que los inversionistas debian ajustar sus expectativas con respecto a los tipos de rendimientos que deberian prever en el mercado de acciones. Es aqui donde comenzamos la carta de este ano. Ganancias anuales de 50%, 60% o 70% son aberraciones absolutas. Aunque nadie siente mas entusiasmo que yo acerca de las perspectivas para la "nueva economia" y los profundos efectos que tendra esta en nuestro estilo de vida y la forma en que aprendemos y trabajamos, seamos realistas. Los rendimientos que hemos disfrutado en estos ultimos anos simplemente no son sostenibles. Para poner las cosas en su debida perspectiva, el rendimiento promedio anual historico del mercado es de aproximadamente el 11%. Pero un rendimiento anual del 15% capitalizado duplicaria la inversion de los accionistas en apenas cinco anos. Naturalmente, nos esmeramos por superar ese rendimiento, pero creo que es importante que ustedes ajusten, o reajusten, de manera realista sus expectativas para el futuro.

Cuando iniciamos nuestra jornada de inversion de 1999, yo tenia ciertas dudas. Despues de haber registrado un rendimiento del 73% durante el ano calendario de 1998, lo que menos queria era experimentar el ciclo clasico de "mejor a peor" que frustra a tantos administradores de cartera.

Poco despues, mi ansiedad se vio justificada. En el segundo trimestre, la cartera fue objeto de una presion intensa, al comenzar los inversionistas a dudar de algunos de los supuestos fundamentales que apoyan a muchos de los temas del Fondo. Debo reconocer que incluso yo comence a tener mis dudas durante este periodo, y, mirando retrospectivamente, tome algunas decisiones que parecen ahora tontas. Como siempre, fueron nuestros analistas los que se distinguieron durante este periodo tumultuoso. Ellos me convencieron de que el cielo no se caia y que debia ser fuerte y seguir adelante. Recorte nuestra posicion en America Online, y la misma bajo aun mas y luego subio de manera significativa a finales del ano. Aunque nuestros analistas tenian buen dominio de los factores fundamentales, creo ahora que me concentre demasiado en los temas a corto plazo. Sin embargo, a pesar de mis intentos por quitarle dinero a los accionistas con AOL, nuestra tenencia mas grande, si fuimos lo suficientemente sensatos como para retener la mayor parte de la posicion, y su rendimiento global ha sido magnifico.

Reduje tambien algunas de nuestras tenencias en el area de los farmaceuticos, al comenzar los ofrecimientos de productos en Eli Lilly y Warner-Lambert a mostrar indicios de que maduraban. Aunque las perspectivas a mas largo plazo parecen todavia prometedoras, pense que nos iria mejor invirtiendo en otras areas.

Durante el ano, iniciamos nuevas posiciones en Sprint PCS y Sun Microsystems que han resultado ser inversiones magnificas. Dado que Microsoft se ha visto perjudicada por la complicacion del juicio antimonopolio y la introduccion mas lenta de lo previsto de su nuevo sistema operativo basado en servidores, Windows 2000, Sun ha aprovechado la oportunidad para establecerse como el

                                                 (continua en la proxima pagina)

PERFIL DE LA CARTERA              31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
--------------------              ---------------------    ---------------------
Valores de renta variable                         83.4%                    81.1%
  Extranjeros                                     14.7%                     7.0%
Los 20 principales valores de
renta variable (% de los activos)                 72.7%                    79.1%
Los 10 principales valores de
renta variable (% de los activos)                 52.0%                    59.6%
Numero de acciones                                   37                       23
Efectivo y valores de renta fija                  16.6%                    18.9%
--------------------------------------------------------------------------------

LAS 5 PRINCIPALES
INDUSTRIAS                        31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
-----------------                 ---------------------    ---------------------
Computadoras -- Micro                              9.7%                    11.4%
Equipos de telecomunicaciones                      8.7%                     7.0%
Software para la Internet                          8.7%                     7.4%
Telecomunicaciones celulares                       7.4%                       --
Productos de redes                                 6.2%                     4.8%
--------------------------------------------------------------------------------

LAS 10 PRINCIPALES
TENENCIAS DE RENTA VARIABLE       31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
---------------------------       ---------------------    ---------------------
America Online, Inc.                               8.0%                     7.4%
Nokia Oyj (ADR)                                    7.7%                     5.1%
Cisco Systems, Inc.                                6.2%                     4.8%
Sun Microsystems, Inc.                             6.2%                       --
Microsoft Corp.                                    5.5%                     7.3%
Time Warner, Inc.                                  4.3%                     5.8%
General Electric Co.                               4.0%                     3.9%
Dell Computer Corp.                                3.5%                    10.7%
Sprint Corp./PCS Group                             3.5%                       --
EMC Corp.                                          3.1%                     1.5%
--------------------------------------------------------------------------------

(1)  Ambos rendimientos incluyen dividendos reinvertidos.

(2) Lipper, Inc. define a un fondo de apreciacion del capital como aquel que "procura la apreciacion maxima del capital, lo que a menudo significa una tasa de movimiento de la cartera del 100% o mas, apalancamiento (leveraging), la compra de valores no registrados, la compra de opciones, etc. El fondo podra asumir posiciones grandes en efectivo". Al 31 de octubre de 1999, el Janus Twenty Fund figuraba en el rango 2/96 en el periodo de 5 anos, y 1/55 en el periodo de 10 anos. Esta calificacion por rangos se basa en el rendimiento total, incluyendo la reinversion de dividendos y ganancias de capital durante el periodo indicado.

El rendimiento en el pasado no garantiza los resultados en el futuro.

                                  Janus Equity Funds / 31 de octubre de 1999  45
proveedor preferido de servidores y software entre las companias "dot.com" y de telecomunicaciones. Mientras tanto, Sprint PCS, con su red inalambrica en su totalidad digital, esta en muy buenas condiciones para beneficiarse del explosivo crecimiento en los servicios de datos inalambricos de la Internet. En el area inalambrica tambien, anadimos a nuestra posicion, ya de considerable tamano, en Nokia, el proveedor mundial lider en telefonos celulares, y seguimos siendo muy optimistas en cuanto a las perspectivas para toda la industria inalambrica.

Las perspectivas para la industria de los servicios financieros tambien nos entusiasman, y esperamos que nuestra exposicion en esta area aumentara en los meses venideros. Nos entusiasma sobre todo un reciente acuerdo acerca de legislacion que reformaria a la Ley Glass-Steagall y que permitiria diversas combinaciones comerciales en el campo de los servicios financieros. Nuestras posiciones en los gigantes financieros AIG y American Express aportaron significativamente al rendimiento del Janus Twenty Fund este ano, y esperamos aun mas de este grupo en el 2000.

Para concluir, quiera darles nuevamente las gracias por su confianza persistente en el Janus Twenty Fund. El futuro esta lleno de muchas oportunidades y, junto con nuestro excepcional personal analitico, confio en que nuestra jornada de inversion sera exitosa.

RESUMEN DE RENDIMIENTO

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en valor de una inversion hipotetica de $10,000 en el Janus Twenty Fund y el "S&P 500 Index." El Janus Twenty Fund es representado por el area sombrado en verde. El "S&P 500 Index" es representado por la linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja el periodo de computacion desde su comienzo, 30 de abril de 1985, hasta el 31 de octubre de 1999. El cuadrante superior derecho refleja el valor al final de la inversion hipotetica en al Janus Twenty Fund ($175,085) comparado al "S&P 500 Index" ($113,964).

Promedio del rendimiento total anual
de los periodos finalizados el 31 de octubre de 1999
Un ano, 63.51%
Cinco anos, 36.93%
Diez anos, 24.33%
Desde el 30/04/85*, 21.82%

JANUS TWENTY FUND - $175,085
S&P 500 Index - $113,964

* La fecha de inicio del Fondo.
Fuente -- Lipper, Inc. 1999.

El rendimiento en el pasado no garantiza los resultados en el futuro. El rendimiento de la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran valer mas o menos que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y, por lo tanto, no refleja el costo de la administracion o las transacciones de la cartera.


LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
----------------------------                                    ----------------
Acciones ordinarias -- 83.4%
Productos de audio y video -- 1.5%
     600,000 Gemstar International Group, Ltd.*................ $     52,125,000
   2,411,500 Sony Corp.........................................      375,727,987
                                                                     427,852,987
Servicios de difusion y programacion -- 1.1%
   2,700,000 AT&T Corp./Liberty Media Group -- Clase A*........      107,156,250
   2,778,330 Clear Channel Communications, Inc.*...............      223,308,274
                                                                     330,464,524
Telecomunicaciones celulares -- 7.4%
   3,529,110 Nextel Communications, Inc. -- Clase A*...........      304,165,168
  12,023,390 Sprint Corp./PCS Group*...........................      997,189,908
  20,768,095 Vodafone AirTouch PLC.............................       96,441,779
  15,468,730 Vodafone AirTouch PLC (ADR).......................      741,532,244
                                                                   2,139,329,099
Software de computadora -- 5.5%
  17,136,970 Microsoft Corp.*..................................    1,586,240,786
Computadoras -- Dispositivos de memoria -- 3.1%
  12,323,660 EMC Corp.*........................................      899,627,180
Computadoras -- Micro -- 9.7%
  25,465,952 Dell Computer Corp.*..............................    1,021,821,324
  16,972,515 Sun Microsystems, Inc.*...........................    1,795,904,243
                                                                   2,817,725,567
Distribucion y mayoristas -- 0.8%
   2,762,385 Costco Wholesale Corp.*...........................      221,854,045
Operaciones diversificadas -- 4.0%
   8,441,960 General Electric Co...............................    1,144,413,203
Componentes electronicos -- 1.9%
   7,458,780 Solectron Corp.*.................................. $    561,273,195
Componentes electronicos -- Semiconductores -- 0.8%
   2,447,570 Texas Instruments, Inc............................      219,669,408
Finanzas -- Tarjeta de credito -- 2.0%
   3,682,000 American Express Co...............................      567,028,000
Finanzas -- Banquero de prestamos hipotecarios -- 1.1%
   4,400,445 Fannie Mae........................................      311,331,484
Contenido de Internet -- 1.5%
     776,200 Critical Path, Inc.*..............................       35,511,150
   2,166,920 Yahoo!, Inc.*.....................................      388,014,113
                                                                     423,525,263
Software para la Internet -- 8.7%
     365,975 Akamai Technologies, Inc.*........................       53,134,995
  17,836,446 America Online, Inc.*.............................    2,313,164,091
     153,400 Exodus Communications, Inc.*......................       13,192,400
   1,304,080 Internap Network Services Corp.*..................      120,464,390
                                                                   2,499,955,876
Medica -- Biomedicos y geneticos -- 1.0%
   2,213,700 Amgen, Inc.*......................................      176,542,575
     733,135 Genentech, Inc.*..................................      106,854,426
                                                                     283,397,001
Medica -- Medicamentos -- 2.3%
  16,788,045 Pfizer, Inc.......................................      663,127,777
Seguros de lineas multiples -- 3.1%
   8,721,345 American International Group, Inc.................      897,753,451
Multimedios -- 4.3%
  17,768,678 Time Warner, Inc..................................    1,238,254,748

Vea Notas a las listas de inversiones.

46  Janus Equity Funds / 31 de octubre de 1999

LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
----------------------------                                    ----------------
Productos de redes -- 6.2%
  24,306,160 Cisco Systems, Inc.*.............................. $  1,798,655,840
Minoristas -- Productos de la construccion -- 2.4%
   8,980,430 Home Depot, Inc...................................      678,022,465
Minoristas -- De descuento -- 1.5%
   7,635,140 Wal-Mart Stores, Inc..............................      432,816,999
Minoristas -- Internet -- 1.6%
   6,453,440 Amazon.com, Inc.*.................................      455,774,200
Equipos de telecomunicaciones -- 8.7%
  19,257,620 Nokia Oyj (ADR)...................................    2,225,458,711
   4,396,810 Nortel Networks Corp..............................      272,327,419
                                                                   2,497,786,130
Servicios de telecomunicaciones -- 1.4%
   5,788,195 Level 3 Communications, Inc.*.....................      395,767,833
Telefonia -- Integrada -- 1.8%
   6,150,630 Telefonos de Mexico S.A. (ADR)....................      525,878,865
                                                                  --------------
Total de acciones ordinarias (costo de $13,285,804,001)........   24,017,525,926
                                                                  --------------
Bonos de empresas -- 1.5%
Television por cable -- 0.7%
$191,000,000 Charter Communications Holdings L.L.C.
             8.625%, pagares principales,
             vencimiento 01/04/09.............................. $    180,495,000
Alimentos -- Minoristas -- 0.2%
             Fred Meyer, Inc.:
  40,000,000   7.375%, pagares garantizados por la
               compania vencimiento 01/03/05...................       39,550,000
  25,000,000   7.45%, pagares garantizados por la compania
               vencimiento 01/03/08............................       24,687,500
                                                                      64,237,500
Servicios de telecomunicaciones -- 0.6%
 190,000,000 Level 3 Communications, Inc., 9.125%
             pagares principales, vencimiento 01/05/08.........      175,750,000
                                                                ----------------
Total de bonos de empresas (costo de $444,647,793).............      420,482,500
                                                                ----------------
Mercado de dinero -- 0.9%

 266,200,000 Janus Government Money Market Fund
             5.35% (costo de $266,200,000).....................      266,200,000
Acuerdos de recompra -- 1.6%
 250,000,000 Deutsche Bank Securities, Inc., 5.425%
               con fecha 29/10/99, con vencimiento
               de 01/11/99, a ser comprado de
               vuelta a $250,113,021 garantizado
               por $62,423,077 en Fannie Mae, 5.75%-
               7.00%, 25/08/07-25/01/29; $271,042,303
               en Freddie Mac, 0%-6.7312%, 15/03/14-
               01/04/29; con respectivos valores de
               $49,484,887 y $205,515,113......................      250,000,000
 200,000,000 Morgan Stanley & Co., Inc., 5.30%
               con fecha 29/10/99, con vencimiento
               de 01/11/99, a ser comprado de
               vuelta a $200,088,333 garantizado
               por $47,874,286 en Fannie Mae, 5.06%-
               6.50%, 18/10/00-25/10/28; $204,187,782
               en Freddie Mac, 0%-569.4117%, 17/11/99-
               15/10/24; con respectivos valores de
               $45,403,303 y $158,600,663......................      200,000,000
                                                                ----------------
Total de acuerdos de recompra (costo de $450,000,000)..........      450,000,000
                                                                ----------------
Pagares a corto plazo de empresas -- 0.9%
             JP Morgan Securities
 $50,000,000   4.82%, 10/12/99................................. $     49,738,917
             UBS Financial, Inc.
 100,000,000   4.90%, 13/12/99.................................       99,428,333
             Wells Fargo & Co.
 100,000,000   5.95%, 03/03/00.................................       97,931,500
                                                                ----------------
Total de pagares a corto plazo de empresas
             (costo de $247,134,333)...........................      247,098,750

Depositos a plazo -- 4.5%
             PNC Bank
 103,100,000   5.22%, 01/11/99.................................      103,100,000
             SouthTrust Bank EDT
 700,000,000   5.19%, 01/11/99.................................      700,000,000
             Sun Trust Bank EDT
 500,000,000   5.22%, 01/11/99.................................      500,000,000
                                                                ----------------
Total depositos a plazo (costo de $1,303,100,000)..............    1,303,100,000
                                                                ----------------
Agencias del Gobierno de los EE.UU. -- 7.4%
             Fannie Mae:
 150,000,000   5.05%, 02/11/99.................................      149,978,958
 100,000,000   4.68%, 04/11/99.................................       99,961,000
 100,000,000   5.05%, 05/11/99.................................       99,943,889
 100,000,000   4.775%, 12/11/99................................       99,855,778
 100,000,000   4.96%, 15/11/99.................................       99,807,111
  75,000,000   4.79%, 19/111/99................................       74,813,250
 100,000,000   4.80%, 26/11/99.................................       99,640,278
 100,000,000   5.21%, 02/12/99.................................       99,551,361
 100,000,000   5.00%, 10/12/99.................................       99,458,333
 100,000,000   5.11%, 13/12/99.................................       99,400,000
 100,000,000   4.65%, 21/12/99.................................       99,354,167
 100,000,000   5.52%, 26/01/00.................................       98,693,000
  75,000,000   4.69%, 07/02/00.................................       73,876,500
 100,000,000   4.67%, 05/04/00.................................       97,616,000
  75,000,000   4.75%, 10/04/00.................................       73,155,000
  75,000,000   5.23%, 11/05/00.................................       72,783,750
            Sistema del Federal Home Loan Banks:
 100,000,000   5.19%, 19/11/99.................................       99,740,500
 100,000,000   5.54%, 18/01/00.................................       98,819,000
 100,000,000   4.70%, 21/01/00.................................       98,773,000
  50,000,000   4.71%, 17/04/00.................................       48,714,000
             Freddie Mac:
  50,000,000   4.76%, 19/11/99.................................       49,881,000
 100,000,000   4.89%, 10/12/99.................................       99,470,250
 100,000,000   5.07%, 17/12/99.................................       99,349,611
                                                                ----------------
Total de agencias del Gobierno de los EE.UU.
  (costo de $2,133,859,049)....................................    2,132,635,736
                                                                ----------------
Total de inversiones (costo total de $18,130,745,176) -- 100.2%   28,837,042,912
                                                                ----------------
Pasivo, descontado el efectivo,
  las cuentas por cobrar y otros activos -- (0.2%)                   (43,930,768)
                                                                ----------------
Activo neto -- 100%............................................ $ 28,793,112,144
                                                                ----------------

RESUMEN DE INVERSIONES POR PAIS, 31 DE OCTUBRE DE 1999

PAIS                       % DE VALORES DE INVERSION            VALOR DE MERCADO
----                       -------------------------            ----------------
Canada                                          1.0%            $    272,327,419
Finlandia                                       7.7%               2,225,458,711
Japon                                           1.3%                 375,727,987
Mexico                                          1.8%                 525,878,865
Reino Unido                                     2.9%                 837,974,023
Estados Unidos++                               85.3%              24,599,675,907
                                              ------            ----------------
Total                                         100.0%            $ 28,837,042,912
                                              ------            ----------------

++Incluye valores a corto plazo (70.1% excluyendo los valores a corto plazo)

Vea Notas a las listas de inversiones.

                                  Janus Equity Funds / 31 de octubre de 1999  47

JANUS VENTURE FUND (cerrado a nuevos inversionistas)

James Craig
administrador de cartera

William Bales
administrador de cartera

Jonathan Coleman
administrador de cartera

Durante los 12 meses finalizados el 31 de octubre de 1999, el Janus Venture Fund registro un rendimiento del 94.42%, ganandole sustancialmente a su indice de refe- rencia, el Russell 2000 Index, el cual tuvo un rendimiento del 14.87% durante el mismo periodo.(1) Estos resultados obtuvieron para el Fondo una posicion entre el 10% de los mejores fondos del mismo tipo, colocandolo en el 15(0) rango de entre 735 fondos de crecimiento de companias pequenas sondeados por Lipper, Inc., una de las principales companias de calificacion de fondos.(2)

Nos complace brindarles a nuestros accionistas estos resultados tan excepcionales, dado el entorno volatil que los mercados de capitalizacion pequena y mediana han experimentado este ano pasado. Este dificil entorno favorecio a nuestra metodologia de seleccion de acciones, la cual se enfoca en las companias, y nuestra investigacion intensiva permitio que avanzaramos, descubriendo nuevos negocios de alto crecimiento que consideramos seran algun dia negocios mundiales dominantes.

Entre las muchas cosas que buscamos cuando investigamos a companias son productos y servicios singulares que sean capaces de impulsar a esos negocios hacia posiciones lideres dentro de sus respectivos mercados. Un ejemplo es el desarrollador de software Phone.com, una de las companias que mejor rendimiento obtuvo para nosotros durante el periodo. El software de Phone.com conecta a suscriptores de telefonos inalambricos a la Internet, ofreciendoles acceso movil a aplicaciones diversas que van del correo electronico a instrucciones sobre como llegar al McDonald's mas cercano. Los fabricantes de los telefonos celulares han acogido la solucion ofrecida por Phone.com; como resultado, Phone.com esta incorporado en el diseno de mas del 90% de los telefonos adecuados para la Internet que seran introducidos al mercado durante el proximo ano. En la medida en que la demanda del acceso movil a la Internet aumenta, Phone.com deberia beneficiarse.

Otras companias que crecen rapidamente y que hemos identificado en el area de la Internet incluyen a Commerce One, Exodus Communications, Globix y Verio. En nuestra opinion, una de las oportunidades mas prometedoras creadas por el advenimiento de la Internet es el comercio electronico entre companias. El software de Commerce One permite que los negocios creen un mercado mundial para la adquisicion de bienes. El software puede reducir drasticamente los costos de compra, creando oportunidades para que los clientes mejoren sus margenes de utilidades. Este innovador servicio ha resultado en un robusto crecimiento fundamental para Commerce One y un extraordinario aumento continuo en el precio de sus acciones. Vimos tambien un gran aumento en el numero de companias que se preparan para establecer una presencia en la Internet durante el periodo. Exodus y Globix siguen obteniendo ventas de companias grandes que quieren servicios de anfitrion de la Internet de primera calidad. Para las necesidades de anfitrion de negocios de tamano pequeno y mediano, Verio ha surgido como el lider.

Nos complacio tambien el rendimiento de nuestras companias de radio, y nos concentramos en aquellas que tienen la oportunidad de consolidar mercados especializados. Aunque la mayoria de las fusiones en esta industria han ocurrido entre los 50 mercados estadounidenses mas grandes, Citadel Communications ha comprado estacio- nes comerciales en mercados de tamanos pequeno a mediano con formatos que incluyen musica "country", "rock" y tradicional. Al concentrarse en estos mercados mas pequenos, Citadel encara una competencia menos agresiva para las adquisiciones. Mientras tanto, Radio One Inc. aprovecha un mercado especializado que se enfoca en formatos que estan dirigidos a publicos afroamericanos y que, en potencia, es grande pero en la actualidad esta fragmentado. La consolidacion de este mercado especiali- zado dentro de los primeros 30 mercados de los Estados Unidos ha aportado al rapido crecimiento de Radio One.

Entre nuestras tenencias de atencion de la salud, Enzon fue un enorme exito. Las acciones de esta compania se apreciaron cuando esta anuncio un nuevo y prometedor tratamiento para la Hepatitis C, una creciente crisis de la salud que atrae cada vez mas la atencion del publico. Con PEG-Intron A de Enzon, los pacientes podran reducir sus


PERFIL DE LA CARTERA              31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
--------------------              ---------------------    ---------------------
Valores de renta variable                         99.7%                    90.0%
  Extranjeros                                      6.3%                     2.7%
  Europeos                                         1.4%                     2.7%
Los 10 principales valores de
renta variable (% de los activos)                  6.1%                    26.0%
Numero de acciones                                  132                       94
Efectivo y equivalentes a efectivo                 0.3%                    10.0%
--------------------------------------------------------------------------------

LAS 5 PRINCIPALES
INDUSTRIAS                        31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
-----------------                 ---------------------    ---------------------
Software para la Internet                         21.7%                     0.4%
Componentes electronicos
  -- Semiconductores                               8.7%                     1.6%
Radio                                              7.6%                     3.4%
Medica -- Biomedicos
  y geneticos                                      4.6%                     0.8%
Contenido de Internet                              4.5%                     0.2%
--------------------------------------------------------------------------------

LAS 10 PRINCIPALES TENENCIAS
DE RENTA VARIABLE/PREFERENTES     31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
-----------------------------     ---------------------    ---------------------
SDL, Inc.                                          4.0%                     0.2%
Enzon, Inc.                                        3.1%                       --
Commerce One, Inc.                                 2.7%                       --
QLT PhotoTherapeutics, Inc.                        2.5%                       --
Phone.com, Inc.                                    2.5%                       --
Verio, Inc.                                        2.3%                       --
RF Micro Devices, Inc.                             2.3%                       --
Exodus Communications, Inc.                        2.3%                       --
Verticalnet, Inc.                                  2.3%                       --
Liberate Technologies, Inc.                        2.1%                       --
--------------------------------------------------------------------------------

(1)  Ambos rendimientos incluyen dividendos reinvertidos.

(2) Lipper, Inc. define a un fondo de pequena capitalizacion como aquel "fondo que, segun su folleto o por practica de cartera, invierte sobre todo en companias con capitalizaciones de mercado inferiores a $1,000 millones en el momento de la compra". Al 31 de octubre de 1999, el Janus Venture Fund figuraba en el rango 11/262 en el periodo de 5 anos y 5/72 en el periodo de 10 anos. Esta calificacion por rangos se basa en el rendimiento total, incluyendo la reinversion de dividendos y ganancias de capital durante el periodo indicado.

El rendimiento en el pasado no garantiza los resultados en el futuro.

48 Janus Equity Funds / 31 de octubre de 1999 dosis a una inyeccion por semana, en comparacion con la terapia actual, la cual requiere tres inyecciones por semana. Enzon presentara una solicitud de aprobacion ante la FDA antes de que termine el ano, y prevemos que el tratamiento se introducira en el mercado en el segundo semestre del 2000. Ya que el medicamento prevee una eficacia mejorada y una mejor calidad de vida a los pacientes, prevemos que Enzon capturara una parte significativa del mercado existente de alfa interferon, cuyo valor se estima en $1 mil millon.

A pesar del fuerte rendimiento del Fondo, si sufrimos algunas decepciones durante el periodo, incluyendo el rendimiento del desarrolla- dor de software Engineering Animation. Vendimos nuestra posicion, incurriendo en una perdida, despues de que nos enteramos a traves de nuestras conversaciones con los directivos que las ventas no cum- plian con nuestras expectativas. Vendimos tambien nuestras tenencias en Sipex, un fabricante de semiconductores integrados que fue perjudicado por una demora en el lanzamiento de un producto nuevo.

Como probablemente sepan, Jim Craig ha asumido un papel nuevo como director de investigacion de Janus. Aunque seguira participando en las actividades del Fondo, Jim ha decidido renunciar a sus responsabilidades de administracion para poder compartir sus conocimientos especializados con toda la familia de fondos. Mientras tanto, poco cambiara con respecto a la operacion cotidiana del Janus Venture Fund. En los ultimos 12 meses hemos reunido a un equipo de cuatro analistas que trabajan de tiempo completo haciendo investigaciones en el area de la pequena capitalizacion, lo que permite que consideremos mas ideas con el fin de encontrar companias de pequena capitalizacion desconocidas y prometedoras. Como siempre, seguimos comprometidos a encontrar companias individuales con grandes oportunidades de crecimiento que sean capaces de proporcionar el rendimiento que nuestros accionistas merecen.

Les agradecemos su inversion continua en el Janus Venture Fund.


RESUMEN DE RENDIMIENTO

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en valor de una inversion hipotetica de $10,000 en el Janus Venture Fund y el "Russell 2000 Index." El Janus Venture Fund es representado por el area sombrado en verde. El "Russell 2000 Index" es representado por la linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja el periodo de computacion desde su comienzo, 30 de abril de 1985, hasta el 31 de octubre de 1999. Los cuadrantes superior derecho e inferior derecho reflejan el valor al final de la inversion hipotetica en el Janus Venture Fund ($132,594) comparado al "Russell 2000 Index" ($48,644).

Promedio del rendimiento total anual
de los periodos finalizados el 31 de octubre de 1999
Un ano, 94.42%
Cinco anos, 23.75%
Diez anos, 18.78%
Desde el 30/04/85*, 19.51%

JANUS VENTURE FUND - $132,594
Russell 2000 Index - $48,644

*La fecha de inicio del Fondo.
Fuente - Lipper, Inc. 1999.

El rendimiento en el pasado no garantiza los resultados en el futuro. El rendimiento de la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran valer mas o menos que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y, por lo tanto, no refleja el costo de la administracion o las transacciones de la cartera.


LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
----------------------------                                    ----------------
Acciones ordinarias -- 99.7%
Ventas de publicidad -- 2.0%
     699,380 Lamar Advertising Co.*............................ $     37,766,520
Servicios de publicidad -- 1.1%
     339,290 TMP Worldwide, Inc.*..............................       21,184,419
Software de aplicaciones -- 1.8%
     358,860 Intertrust Technologies Corp.*....................       19,557,870
      70,630 Quest Software, Inc.*.............................        5,208,962
     157,520 SilverStream Software, Inc.*......................        8,210,730
                                                                      32,977,562
Servicios de difusion y programacion -- 1.4%
     801,520 ACTV, Inc.*.......................................       12,674,035
     256,455 TiVo, Inc.*.......................................       10,995,508
     115,495 World Wrestling Federation
             Entertainment, Inc.*..............................        2,786,317
                                                                      26,455,860
Television por cable -- 1.1%
     652,081 Cogeco Cable, Inc.**..............................        9,642,234
     760,044 Moffat Communications, Ltd.**.....................       11,109,488
                                                                      20,751,722
Telecomunicaciones celulares -- 0.7%
     333,175 WinStar Communications, Inc.*.....................       12,931,355
Valores cobrables -- 0.4%
     328,270 Action Performance Companies, Inc.*............... $      6,678,243
Bancos comerciales -- 0.9%
     432,400 Investors Financial Services Corp.*...............       15,998,800
Servicios comerciales -- 0.4%
     297,900 Central Parking Corp..............................        7,987,444
Software de comunicaciones -- 1.9%
     483,760 Razorfish, Inc.*..................................       35,677,300
Graficos de computadora -- 0.3%
     257,460 NVIDIA Corp.*.....................................        5,696,302
Servicios de computacion -- 1.1%
     64,935 Breakway Solutions, Inc.*..........................        3,453,730
     391,900 CIBER, Inc.*......................................        6,392,869
     163,260 ECsoft Group PLC (ADR)*...........................        2,204,010
     274,220 Tanning Technology Corp.*.........................        9,631,977
                                                                      21,682,586

Vea Notas a las listas de inversiones.

                                  Janus Equity Funds / 31 de octubre de 1999  49

JANUS VENTURE FUND


LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
----------------------------                                    ----------------
Software de computadora -- 4.5%
   105,745 Active Software, Inc.*.............................. $      3,826,647
    99,185 Bluestone Software, Inc.*...........................        3,657,447
   375,445 Brio Technology, Inc.*..............................        9,104,541
   215,835 Broadbase Software, Inc.*...........................        9,820,492
   189,300 BSQUARE Corp.*......................................        7,489,181
    66,220 Cysive, Inc.*.......................................        3,811,789
    68,000 E.piphany, Inc.*....................................        5,848,000
   328,950 Informatica Corp.*..................................       23,766,637
   148,355 Jacada, Ltd.*.......................................        2,151,147
    81,245 Kana Communications, Inc.*..........................        6,834,736
    70,375 NetIQ Corp.*........................................        3,215,258
    68,035 Vitria Technology, Inc.*............................        4,486,058
                                                                      84,011,933
Computadoras -- Sistemas integrados -- 0%
    27,695 Vixel Corp.*........................................          886,240
Servicios de consultoria -- 0.4%
   261,990 Professional Detailing, Inc.*.......................        6,549,750
Distribucion y mayoristas -- 0.3%
   635,885 Brightpoint, Inc.*..................................        4,987,723
Electrica -- Integrada -- 0.5%
   535,560 Avista Corp.........................................        9,640,080
Componentes electronicos -- Semiconductores -- 8.7%
   617,500 Alpha Industries, Inc.*.............................       34,116,875
   675,000 ATMI, Inc.*.........................................       18,182,813
   617,980 Galileo Technology, Ltd.*...........................       14,136,293
   65,875 Kopin Corp.*.........................................        2,766,750
   197,810 QuickLogic Corp.*...................................        3,634,759
   600,000 SDL, Inc.*..........................................       73,987,500
   100,405 Silicon Image, Inc.*................................        4,436,646
   142,555 TriQuint Semiconductor, Inc.*.......................       11,404,400
                                                                     162,666,036
Dispositivos de seguridad electronicos -- 1.1%
   642,774 Pittway Corp. -- Clase A............................       21,211,542
Finanzas -- Corredor de prestamos hipotecarios -- 0.2%
   310,895 Doral Financial Corp................................        3,983,342
Alimentos -- Minoristas -- 0.7%
   384,090 Whole Foods Market, Inc.*...........................       13,059,060
Instrumentos -- Controles -- 0.6%
   379,325 Mettler-Toledo International, Inc.*.................       11,308,627
Instrumentos -- Cientificos -- 1.0%
   406,100 Dionex Corp.*.......................................       18,046,069
Corredores de seguros -- 0.5%
   151,550 E. W. Blanch Holdings, Inc..........................        9,812,863
Contenido de Internet -- 4.5%
   173,195 Critical Path, Inc.*................................        7,923,671
   183,210 DoubleClick, Inc.*..................................       25,649,400
   19,324 Internet Capital Group, Inc.*........................        2,248,830
   250,110 internet.com L.L.C.*................................        5,002,200
   126,175 Launch Media, Inc.*.................................        1,372,153
   752,870 VerticalNet, Inc.*..................................       42,160,720
                                                                      84,356,974
Software para la Internet -- 21.7%
   461,110 AppNet, Inc.*....................................... $     20,087,104
   296,795 Commerce One, Inc.*.................................       50,826,144
   890,890 Concentric Network Corp.*...........................       22,829,056
   495,670 Exodus Communications, Inc.*........................       42,627,620
    91,540 F5 Networks, Inc.*..................................       12,701,175
   774,685 Globix Corp.*,#.....................................       27,888,660
   140,760 Interspeed, Inc.*...................................        1,557,158
   133,300 Interwoven, Inc.*...................................       10,447,388
   68,870 Keynote Systems, Inc.*...............................        3,124,976
   586,735 Liberate Technologies, Inc.*........................       39,971,322
   17,530 Liquid Audio, Inc.*..................................          617,933
   329,385 NaviSite, Inc.*.....................................       15,481,095
   277,440 Netcentives, Inc.*..................................        4,647,120
   229,255 pcOrder.com, Inc.*,#................................       11,348,122
   222,815 Phone.com, Inc.*....................................       45,788,482
   211,510 Portal Software, Inc.*..............................       13,827,466
   150,875 Scient Corp.*.......................................       18,689,641
   257,895 Software.com, Inc.*.................................       17,359,557
 1,173,850 Verio, Inc.*........................................       43,799,278
                                                                     403,619,297
Seguro de vida y de salud -- 0.5%
   348,435 StanCorp Financial Group, Inc.......................        8,841,538
Medica -- Biomedicos y geneticos -- 4.6%
 1,952,500 Enzon, Inc.*,#......................................       57,232,656
   520,220 Invitrogen Corp.*...................................       13,005,500
   101,515 PE Corp./Celera Genomics Group*.....................        3,971,774
   200,000 QIAGEN N.V.*........................................       10,675,000
                                                                      84,884,930
Medica -- Medicamentos -- 2.2%
   454,705 ChiRex, Inc.*.......................................       12,845,416
   163,500 MedImmune, Inc.*....................................       18,312,000
   310,415 Priority Healthcare Corp.*..........................        6,227,701
   131,755 ViroPharma, Inc.*...................................        2,750,386
                                                                      40,135,503
Medica -- Atencion medica ambulatoria y en el hogar -- 0.8%
   901,270 Apria Healthcare Group, Inc.*.......................       14,251,332
Sistemas de informatica medica -- 0.2%
   278,930 InfoCure Corp.*.....................................        4,393,148
Fabricacion de motocicletas y escuters -- 0.1%
   794,517 Ducati Motor Holding S.p.A.*........................        2,260,554
Multimedios -- 0.3%
    82,570 Ackerley Group, Inc.*...............................        1,377,887
   105,665 Martha Stewart Living Omnimedia, Inc. -- Clase A*...        3,896,397
                                                                       5,274,284
Musica/Clubes -- 1.9%
 2,604,200 Corporacion Interamericana de
            Entretenimiento S.A. -- Serie B*...................        7,029,231
   825,000 SFX Entertainment, Inc.*............................       28,823,438
                                                                      35,852,669
Productos de redes -- 2.3%
   112,320 Emulex Corp.*.......................................       17,514,900
    67,490 Foundry Networks, Inc.*.............................       12,789,355
    45,815 JNI Corp.*..........................................        2,448,239
   173,445 Marimba, Inc.*......................................        4,943,183
   145,660 Paradyne Networks, Inc.*............................        4,424,423
                                                                      42,120,100

Vea Notas a las listas de inversiones.

50  Janus Equity Funds / 31 de octubre de 1999

LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                   VALOR DE MERCADO
----------------------------                                   ----------------
Servicios farmaceuticos -- 0.7%
     381,810 Accredo Health, Inc.*............................ $     12,599,730
Impresion -- Comercial -- 1.6%
     703,837 Valassis Communications, Inc.*...................       30,264,991
Deportes profesionales -- 0.6%
     503,535 Championship Auto Racing Teams, Inc.*............       11,549,834
Publicaciones -- Revistas -- 1.0%
     715,475 Playboy Enterprises, Inc. -- Clase B*............       18,334,047
Radio -- 7.6%
     709,955 Citadel Communications Corp.*....................       34,299,701
     286,335 Cox Radio, Inc. -- Clase A*......................       20,043,450
     565,810 Cumulus Media, Inc. -- Clase A*..................       20,298,434
     286,910 Entercom Communications Corp.*...................       14,291,704
     307,475 Radio One, Inc.*.................................       15,335,316
     461,995 Radio Unica Corp.*...............................       13,224,607
     912,720 Spanish Broadcasting System, Inc. -- Clase A*....       24,301,170
                                                                    141,794,382
Centros de recreacion -- 0.3%
     250,000 Bally Total Fitness Holding Corp.*...............        6,015,625
Autos/Equipos de alquiler -- 0.5%
     514,538 Rent-Way, Inc.*..................................        8,554,194
Centros turisticos y parques de diversiones -- 1.1%
     700,000 Premier Parks, Inc...............................       20,256,250
Minoristas -- Equipos de computadora -- 0.9%
     471,067 Insight Enterprises, Inc.*.......................       17,606,129
Minoristas -- Electronica del consumidor -- 0.1%
      73,335 REX Stores Corp.*................................        2,099,214
Minoristas -- De descuento -- 1.1%
     654,090 Ames Department Stores, Inc.*....................       20,726,477
Minoristas -- Internet -- 0.8%
     695,145 Beyond.com Corp.*................................        6,430,091
     143,685 Calico Commerce, Inc.*...........................        8,944,391
                                                                     15,374,482
Minoristas -- Materiales de oficina -- 0.8%
     958,820 School Specialty, Inc.*,#........................       14,202,521
Minoristas - Restaurantes - 0.2%
     194,730 P.F. Chang's China Bistro, Inc.*.................        4,186,695
Escuelas -- 0.5%
     242,365 Career Education Corp.*..........................        5,332,030
     154,730 Corinthian Colleges, Inc.*.......................        3,017,235
     500,000 EduTrek International, Inc.*,#...................          406,250
                                                                      8,755,515
Equipos de telecomunicaciones -- 1.5%
     117,130 Ditech Communications Corp.*.....................       10,292,799
      74,290 Efficient Networks, Inc.*........................        3,157,325
     317,705 Terayon Communication Systems, Inc.*.............       13,899,594
                                                                     27,349,718
Servicios de telecomunicaciones -- 2.0%
     704,065 Adelphia Business Solutions, Inc.*...............       19,977,844
     210,290 CapRock Communications Corp.*....................        6,058,981
     530,900 Splitrock Services, Inc.*........................       11,613,437
                                                                     37,650,262
Telefonia -- Integrada -- 1.3%
     700,000 Viatel, Inc.*....................................       23,362,500
Television -- 0.8%
     401,610 Acme Communications, Inc.*....................... $     14,457,960
Productos terapeuticos -- 2.6%
      33,840 Abgenix, Inc.*...................................        1,501,650
   1,084,170 QLT PhotoTherapeutics, Inc.*.....................       45,941,704
                                                                     47,443,354
Servicios de viajes -- 0.6%
     258,035 Pegasus Systems, Inc.*...........................       11,030,996
Equipos inalambricos -- 2.4%
     847,260 RF Micro Devices, Inc.*..........................       43,739,797
                                                               ----------------
Total de acciones ordinarias (costo de $1,009,596,518)........    1,855,296,380
                                                               ----------------
Pagare a corto plazo de empresa -- 1.0%
             Household Finances Corp.
$ 19,000,000   5.30%, 01/11/99
               (costo amortizado de $19,000,000)..............       19,000,000
                                                               ----------------
Agencia del Gobierno de los EE.UU. -- 1.4%
             Fannie Mae
  25,000,000   4.88%, 08/12/99
               (costo amortizado de $24,869,986)..............       24,869,986
                                                               ----------------
Total de inversiones (costo total de $1,053,466,504) -- 102.1%    1,899,166,366
                                                               ----------------
Pasivo, descontado el efectivo,
las cuentas por cobrar y otros activos -- (2.1%)..............      (38,811,114)
                                                               ----------------
Activo neto -- 100%........................................... $  1,860,355,252
                                                               ----------------

RESUMEN DE INVERSIONES POR PAIS, 31 DE OCTUBRE DE 1999

PAIS                    % DE VALORES DE INVERSION              VALOR DE MERCADO
----                    -------------------------              ----------------
Canada                                       3.5%              $     66,693,426
Israel                                       0.8%                    16,287,440
Italia                                       0.1%                     2,260,554
Mexico                                       0.4%                     7,029,231
Los Paises Bajos                             0.6%                    10,675,000
Suiza                                        0.6%                    11,308,627
Reino Unido                                  0.1%                     2,204,010
Estados Unidos++                            93.9%                 1,782,708,078
                                           ------              ----------------
Total                                      100.0%              $  1,899,166,366
                                           ------              ----------------

++ Incluye valores a corto plazo (91.6% excluyendo los valores a corto plazo)

CONTRATOS DE DIVISAS A PLAZO, PENDIENTES DE EJECUCION AL 31 DE OCTUBRE DE 1999

                                                                      GANANCIA/
DIVISA VENDIDA Y                UNIDADES DE     VALOR DE DIVISA       (PERDIDA)
FECHA DE LIQUIDACION        DIVISA VENDIDAS              EN US$    NO REALIZADA
--------------------        ---------------    ----------------    ------------
Dolar canadiense 07/04/00        23,000,000         $15,694,302         $39,724
                            ---------------    ----------------    ------------
Total                                               $15,694,302         $39,724

Vea Notas a las listas de inversiones.

                                  Janus Equity Funds / 31 de octubre de 1999  51

JANUS WORLDWIDE FUND

Helen Young Hayes
administradora de
cartera

Laurence Chang
administrador de cartera

El Janus Worldwide Fund registro un rendimiento del 42.33% en el periodo de
12 meses finalizado el 31 de octubre de 1999, mientras que nuestro indice de referencia, el Morgan Stanley Capital International World Index, registro un rendimiento del 24.91%.(1) Este fuerte rendimiento coloco al Fondo en el
20(0) rango de entre 238 fondos mundiales sondeados por Lipper, Inc., una de las principales companias de calificacion de fondos.(2)

Nuestros resultados fueron logrados a pesar de un entorno economico mundial volatil. Japon, batallando con una recesion que ha durado ya varios anos, por fin comienza a mostrar indicios de una recuperacion economica. Lo que es aun mas importante es que las empresas japonesas han comenzado a reestructurarse, eliminando gradualmente los negocios no esenciales, reduciendo el excedente de capacidad y siendo mas disciplinadas en la asignacion del capital. En los mercados emergentes asiaticos, la actividad economica se ha recuperado mas vigorosamente de lo que se preveia inicialmente despues de la crisis del pasado otono. Reflejando estos cambios, el Fondo ha logrado encontrar un numero creciente de oportunidades de inversion en estas areas. Por otra parte, un crecimiento economico mas fuerte de lo previsto a nivel mundial causo un incremento en los tipos de interes en los Estados Unidos y Europa, creando una incertidumbre en estos mercados.

Alan Greenspan comento recientemente que la "caracteristica importante de la ola de innovacion tecnologica que cunde por la economia estadounidense es el papel de la informacion". Consideramos que este comentario es cada vez mas apto fuera de los Estados Unidos tambien. Al continuar nuestra evolucion hacia una economia mundial entrelazada e impulsada por la informacion, y a medida que la Internet, el entretenimiento y las comunicaciones convergen, encontramos oportunidades prometedoras entre las companias mundiales que encabezan estos cambios.

Los beneficiarios de la revolucion de la Internet incluyen a la empresa estadounidense America Online, la proveedora de servicios para la Internet mas grande del mundo, y Amazon.com, el principal minorista en linea, ambos de los cuales obtuvieron rendimientos impresionantes durante el periodo. Nos complace tambien nuestra posicion en Softbank, una empresa japonesa que provee financiamiento para companias tales como Yahoo! y E-Trade. Lo que es aun mas interesante es que Softbank ha traido a estos y otros negocios de la Internet al Japon. En vista de los costos de distribucion relativamente altos de los bienes y servicios en la mayoria de los paises fuera de los Estados Unidos, consideramos que la Internet, como canal de distribucion, podria a la larga tener un impacto aun mayor en el exterior.

El contenido realzado de la Internet impulsa tambien la demanda para la conectividad de banda ancha. Companias de cable tales como Time Warner y Comcast en los Estados Unidos y NTL en el Reino Unido estan en condiciones particularmente buenas para satisfacer esta demanda con sus redes de alta capacidad. La Internet, la desregulacion y la digitalizacion de los medios de difusion han creado nuevas oportunidades de ingresos para estas companias, desde servicios telefonicos hasta acceso de alta velocidad a la Internet y ofrecimientos de comercio electronico.

El explosivo crecimiento en el volumen de los datosse duplican cada seis a siete mesesha creado oportunidades enormes para las principales companias que proveen la infraestructura de la Internet. Cisco Systems, con su dominacion en la tecnologia de enrutamiento; Sun Microsystems, con su creciente participacion en los servidores de la Internet; y EMC Corp., la cual construye sistemas de almacenamiento de datos de alta calidad, son tres companias estadounidenses con franquicias singulares. Varias companias internacionales ayudan tambien a habilitar a la Internet, incluyendo la gigante canadiense de equipos de telecomunicaciones, Nortel Networks.

Otros habilitadores de la Internet incluyen a fabricantes de chips electronicos de silicio tales como los lideres mundiales Texas Instruments de los Estados Unidos y STMicroelectronics de Francia, ambos de los cuales nos


PERFIL DE LA CARTERA              31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
--------------------              ---------------------    ---------------------
Valores de renta variable                         92.0%                    85.6%
Extranjeros                                       61.4%                    60.7%
Europeos                                          35.0%                    52.1%
Los 10 principales valores de
renta variable (% de los activos)                 35.2%                    24.4%
Numero de acciones                                  112                      155
Efectivo y equivalentes a efectivo                 8.0%                    14.4%
--------------------------------------------------------------------------------

LAS 5 PRINCIPALES
INDUSTRIAS                        31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
--------------------              ---------------------    ---------------------
Telecomunicaciones celulares                      13.0%                     1.9%
Equipos de telecomunicaciones                      9.3%                     4.0%
Operaciones diversificadas                         5.7%                    10.1%
Productos de redes                                 5.1%                     3.5%
Medica - Medicamentos                              4.3%                     9.6%
--------------------------------------------------------------------------------

LAS 5 PRINCIPALES
PAISES                            31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
--------------------              ---------------------    ---------------------
Estados Unidos                                    38.8%                    39.4%
Japon                                             15.7%                     6.7%
Reino Unido                                        7.5%                    10.2%
Los Paises Bajos                                   6.7%                     5.9%
Finlandia                                          5.9%                     4.3%
--------------------------------------------------------------------------------

LAS 10 PRINCIPALES
TENENCIAS DE RENTA VARIABLE       31 DE OCTUBRE DE 1999    31 DE OCTUBRE DE 1998
---------------------------       ---------------------    ---------------------
NTT Mobile Communication Network, Inc.             6.7%                     2.0%
Nokia Oyj                                          5.4%                     3.6%
Cisco Systems, Inc.                                5.1%                     3.5%
Tyco International, Ltd.                           3.3%                     2.9%
Mannesmann A.G.                                    2.9%                     2.9%
Microsoft Corp.                                    2.6%                     2.8%
Time Warner, Inc.                                  2.6%                     2.1%
China Telecom, Ltd.                                2.4%                     0.1%
Koninklijke (Royal) Philips Electronics N.V.       2.2%                     1.1%
Vodafone AirTouch PLC                              2.0%                     0.3%
--------------------------------------------------------------------------------

(1) Ambos rendimientos incluyen dividendos reinvertidos. Los dividendos netos reinvertidos son los dividendos que estan pendientes de ser reinvertidos despues de que se hayan cumplido las obligaciones tributarias extranjeras. Tales obligaciones varian de un pais a otro.

(2) Lipper, Inc. define a un fondo global como aquel que "invierte por lo menos el 25% de su cartera en valores negociados fuera de los Estados Unidos y puede poseer tambien valores de los EE.UU". Al 31 de octubre de 1999, el Janus Worldwide Fund figuraba en el rango 3/66 en el periodo de 5 anos. Esta calificacion por rango se basa en el rendimiento total, incluyendo dividendos reinvertidos y las ganancias de capital durante el periodo indicado.

El rendimiento en el pasado no garantiza los resultados en el futuro.

52 Janus Equity Funds / 31 de octubre de 1999 recompensaron con fuertes rendimientos. Nos beneficiamos tambien de nuestras posiciones en companias que le proveen a los fabricantes de semiconductores de tecnologia para mejorar continuamente el rendimiento de sus chips electronicos, incluyendo la compania de tecnologia holandesa, ASM Lithography.

La empresa japonesa NTT DoCoMo fue otra que obtuvo un extraordinario rendimiento para el Fondo. Conocida como la pionera de los datos moviles, DoCoMo aprovecha el hecho de que la Internet se vuelve movil. El servicio de datos de "modalidad en I" de la compania permite que los usuarios de telefonos celulares obtengan acceso a la Internet a traves de sus telefonos inalambricos. Otras tenencias inalambricas que nos impresionaron favorablemente fueron Mannesmann en Alemania y Sprint PCS y AirTouch Communications (ahora parte de Vodafone), dos empresas domiciliadas en los Estados Unidos. A medida que estas companias celulares actualizan sus redes para darle cabida tanto al crecimiento acelerado de suscriptores como a nuevas aplicaciones de datos, empresas de equipos de telecomunicaciones lideres como Nokia en Finlandia y Ericsson en Suecia seguiran tambien beneficiandose. Nokia ha tenido un rendimiento particularmente notable, al seguir aumentando su participacion de mercado, tanto en su infraestructura de redes como en los negocios de telefonos celulares.

A pesar del fuerte rendimiento del Fondo, si sufrimos algunas decepciones, entre ellas Wolters Kluwer, una casa editora holandesa y antigua tenencia en cartera que bajo debido a aumentos en los gastos cuando la compania llevo a cabo iniciativas para adaptarse a la Internet y la distribucion en linea. En consecuencia, liquidamos nuestra posicion en las acciones de la compania.

Al adoptar un enfoque amplio al examinar los drasticos cambios en la economia mundial, conservando a la vez nuestra filosofia de construir el Fondo compania por compania, confiamos en que podremos seguir identificando ideas prometedoras en un mercado que cambia rapidamente.

Una vez mas, agradecemos su inversion y confianza en el Janus Worldwide Fund.



RESUMEN DE RENDIMIENTO

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en valor de una inversion hipotetica de $10,000 en el Janus Worldwide Fund y el "Morgan Stanley Capital International World Index." El Janus Worldwide Fund es representado por el area sombrado en verde. El "Morgan Stanley Capital International World Index" es representado por la linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja el periodo de computacion desde su comienzo, 15 de mayo de 1991, hasta el 31 de octubre de 1999. Los cuadrantes superior derecho e inferior derecho reflejan el valor al final de la inversion hipotetica en el Janus Worldwide
Fund ($52,245) comparado al "Morgan Stanley Capital International World Index" ($28,974).

Promedio del rendimiento total anual
de los periodos finalizados el 31 de octubre de 1999
Un ano, 42.33%
Cinco anos, 22.78%
Desde el 15/05/91*, 21.57%

JANUS WORLDWIDE FUND - $52,245
Morgan Stanley Capital
International World Index - $28,974

* La fecha de inicio del Fondo.
Fuente -- Lipper, Inc. 1999.

El rendimiento en el pasado no garantiza los resultados en el futuro. El rendimiento de la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran valer mas o menos que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y, por lo tanto, no refleja el costo de la administracion o las transacciones de la cartera.


LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
----------------------------                                    ----------------
Acciones ordinarias -- 90.6%
Fabricantes de ropa -- 0.4%
       9,471 Gucci Group N.V.**...............................  $        758,035
   1,099,900 Gucci Group N.V. - Acciones de Nueva York**......        88,816,925
                                                                      89,574,960
Productos de audio y video -- 1.0%
   1,608,900 Sony Corp.**.....................................       250,677,486
Cervecera -- 0.4%
   7,414,000 Kirin Brewery Company, Ltd.**....................        84,824,761
Servicios de difusion y programacion -- 2.2%
   6,239,300 AT&T Corp./Liberty Media Group -- Clase A*.......       247,622,219
   1,856,510 Clear Channel Communications, Inc.*..............       149,216,991
   2,968,225 Grupo Televisa S.A. (GDR)........................       126,149,562
                                                                     522,988,772
Television por cable -- 2.6%
   8,307,790 Comcast Corp. -- Clase especial A................       349,965,653
   1,123,870 Rogers Communications, Inc.*,**..................        22,617,884
   5,046,697 Rogers Communications, Inc. -- Clase B*,**.......       102,244,592
  34,998,710 Telewest Communications PLC*,**..................       149,890,690
                                                                     624,718,819
Telecomunicaciones celulares -- 13.0%
  46,178,000 China Telecom, Ltd.*,**.......................... $     158,096,674
   6,201,255 China Telecom, Ltd. (ADR)*,**....................       418,584,712
     680,850 Nextel Communications, Inc. -- Clase A*..........        58,680,759
      60,811 NTT Mobile Communications
               Network, Inc.**................................     1,614,089,649
   4,936,343 Orange PLC*,**...................................       121,914,016
   1,940,130 Sprint Corp./PCS Group*..........................       160,909,532
  19,509,625 Telecom Italia Mobile S.p.A.**...................       122,110,797
  26,865,650 Vodafone AirTouch PLC**..........................       124,757,282
   7,405,525 Vodafone AirTouch PLC (ADR)**....................       355,002,355
                                                                   3,134,145,776
Bancos comerciales -- 1.7%
   4,310,830 Argentaria, Caja Postal y Banco Hipotecario
               de Espana, S.A.**..............................        95,601,945
   4,946,147 Banco Santander Central Hispano, S.A.**..........        51,310,654
   2,327,525 Bipop -- Carire S.p.A.**.........................        98,489,856
   3,999,830 Firstar Corp.....................................       117,495,006
  10,795,404 UniCredito Italiano S.p.A.**.....................        50,446,581
                                                                     413,344,042
Servicios comerciales -- 0.6%
   3,902,337 Paychex, Inc.....................................       153,654,519

Vea Notas a las listas de inversiones.

                                  Janus Equity Funds / 31 de octubre de 1999  53

JANUS WORLDWIDE FUND


LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
----------------------------                                    ----------------
Servicios de computacion -- 3.5%
    781,340 Atos S.A.*,**...................................... $    100,025,498
  1,194,038 Cap Gemini S.A.**..................................      180,719,084
    786,155 Electronic Data Systems Corp.......................       45,990,068
  7,254,959 Getronics N.V.**,#.................................      361,440,389
  7,835,756 Logica PLC**.......................................      119,319,382
    790,545 WM--Data A.B. -- Clase B...........................       33,154,395
                                                                     840,648,816
Software de computadora -- 2.6%
  6,893,485 Microsoft Corp.*...................................      638,078,205
Computadoras -- Sistemas integrados -- 2.4%
    887,151 ASM Lithography Holding N.V.*,**...................       62,566,728
    686,510 ASM Lithography Holding N.V. (ADR)*,**.............       49,857,789
    715,475 Equant N.V.*,**....................................       69,560,000
    505,210 Equant N.V. -- Acciones de Nueva York*,**..........       49,005,370
  8,149,800 Fujitsu, Ltd.**....................................      245,212,349
  7,329,546 SEMA Group PLC**...................................       95,826,523
                                                                     572,028,759
Computadoras -- Dispositivos de memoria -- 1.0%
  3,420,330 EMC Corp.*.........................................      249,684,090
Computadoras -- Micro -- 1.8%
  2,612,370 Dell Computer Corp.*...............................      104,821,346
  1,012,220 IBM Corp...........................................       99,577,142
  2,239,735 Sun Microsystems, Inc.*............................      236,991,960
                                                                     441,390,448
Operaciones diversificadas -- 5.7%
 15,317,428 Hays PLC**.........................................      174,449,954
  2,596,850 Seagram Company, Ltd...............................      128,219,469
 19,580,971 Tyco International, Ltd............................      782,015,029
  3,797,333 Vivendi**..........................................      287,565,013
                                                                   1,372,249,465
Componentes electronicos -- 3.2%
  3,179,656 Koninklijke (Royal) Philips Electronics N.V.**.....      325,842,800
  1,999,705 Koninklijke (Royal) Philips Electronics N.V.
             -- Acciones de Nueva York**.......................      207,844,338
 11,238,000 NEC Corp.**........................................      227,215,116
                                                                     760,902,254
Componentes electronicos -- Semiconductores -- 1.6%
    208,800 Rohm Company, Ltd.**...............................       46,717,879
  1,425,233 STMicroelectronics N.V.**..........................      125,082,261
     36,410 STMicroelectronics N.V.
             -- Acciones de Nueva York**.......................        3,308,759
  2,339,160 Texas Instruments, Inc.............................      209,939,610
                                                                     385,048,509
Ingenieria -- Investigacion y desarrollo -- 0.4%
  1,047,030 ABB, Ltd.*,**......................................      105,476,933
Fibra optica -- 0.8%
  1,116,200 JDS Uniphase Corp.*................................      186,265,875
Finanzas -- Tarjeta de credito -- 0.9%
  1,460,325 American Express Co................................      224,890,050
Alimentos -- Servicios de comida -- 0.6%
 13,011,095 Compass Group PLC**................................      140,254,854
Alimentos -- Minoristas -- 0.7%
    892,153 Carrefour S.A.**...................................      165,034,744
Recursos humanos -- 0.3%
  5,357,670 Capita Group PLC**.................................       71,474,088
Contenido de Internet -- 0.7%
    435,400 Softbank Corp.**...................................      180,651,703
Software para la Internet -- 1.1%
  2,111,265 America Online, Inc.*..............................      273,804,680
Seguro de vida y de salud -- 0.8%
 12,267,567 Prudential PLC**...................................      192,139,425
Maquinarias -- Industriales generales -- 3.1%
    574,400 Applied Materials, Inc.*........................... $     51,588,300
  4,452,960 Mannesmann A.G.**..................................      701,574,513
                                                                     753,162,813
Medica -- Biomedicos y geneticos -- 0.5%
    798,115 Genentech, Inc.*...................................      116,325,261
Medica -- Medicamentos -- 4.3%
  2,989,065 Pfizer, Inc........................................      118,068,067
  1,840,372 Sanofi--Synthelabo S.A.*,**........................       81,144,849
  4,212,575 Schering--Plough Corp..............................      208,522,462
    797,285 Sepracor, Inc.*....................................       66,324,146
  5,896,000 Takeda Chemical Industries, Ltd.**.................      338,415,336
  1,740,314 Warner--Lambert Co.................................      138,898,811
  1,888,000 Yamanouchi Pharmaceutical Company, Ltd.**..........       85,571,446
                                                                   1,036,945,117
Instrumentos medicos -- 0.8%
  5,870,265 Medtronic, Inc.....................................      203,257,926
Procesadores y fabricantes de metales -- 1.0%
 20,944,224 Assa Abloy A.B. -- Clase B#........................      232,622,557
Bancos de centros monetarios -- 1.9%
  5,462,694 Banco Bilbao Vizcaya S.A.**........................       73,377,195
  2,696,045 Bank of New York Company, Inc......................      112,896,884
 19,053,000 Fuji Bank, Ltd.**..................................      261,074,914
                                                                     447,348,993
Multimedios -- 3.1%
  9,005,000 Time Warner, Inc...................................      627,535,937
  2,543,100 Viacom, Inc. -- Clase B*...........................      113,803,725
                                                                     741,339,662
Productos de redes -- 5.1%
 16,478,816 Cisco Systems, Inc.*...............................    1,219,432,384
Companias petroleras -- Integradas -- 1.0%
  1,821,929 Total Fina S.A.**..................................      246,069,594
Ductos -- 0.5%
  2,941,290 Enron Corp.........................................      117,467,769
Seguros sobre bienes y contra siniestros -- 0.2%
  3,005,000 Tokio Marine & Fire Insurance
              Company, Ltd.**..................................       39,304,553
Radio -- 0.3%
  1,015,290 AMFM, Inc.*........................................       71,070,300
Reciclaje -- 0.2%
  1,170,742 Tomra Systems A.S.A................................       44,772,549
Minoristas -- Diversificados -- 0.3%
    968,000 Ito--Yokado Company, Ltd.**........................       77,358,341
Minoristas -- Internet -- 0.5%
  1,768,385 Amazon.com, Inc.*..................................      124,892,191
Minoristas -- Materiales de oficina -- 0.5%
  5,030,575 Staples, Inc.*.....................................      111,615,883
Servicios de seguridad -- 1.0%
 15,812,424 Securitas A.B. -- Clase B#.........................      234,166,486
Equipos de telecomunicaciones -- 9.3%
  1,597,385 Comverse Technology, Inc.*.........................      181,303,198
  1,276,415 Lucent Technologies, Inc...........................       82,009,664
  5,968,408 Nokia Oyj**........................................      682,575,492
  5,342,530 Nokia Oyj (ADR)**..................................      617,396,123
  4,681,270 Nortel Networks Corp...............................      289,946,161
  5,278,588 Telefonaktiebolaget L.M. Ericsson -- Clase B.......      219,134,284
  3,668,559 Telefonaktiebolaget L.M. Ericsson (ADR)............      156,830,897
                                                                   2,229,195,819

Vea Notas a las listas de inversiones.

54  Janus Equity Funds / 31 de octubre de 1999

LISTA DE INVERSIONES

ACCIONES O MONTO DEL CAPITAL                                    VALOR DE MERCADO
----------------------------                                    ----------------
Servicios de telecomunicaciones -- 3.5%
   8,585,186 COLT Telecom Group PLC*,**,+...................... $    256,391,257
   1,229,875 Korea Telecom Corp. (ADR)*........................       43,353,094
   2,197,343 NTL, Inc.*........................................      165,624,729
      13,066 NTT Data Corp.**..................................      206,581,933
   3,813,854 Sonera Oyj**......................................      114,444,138
     700,000 United Pan--Europe Communications N.V.*,**........       53,782,228
                                                                     840,177,379
Telefonia -- Integrada -- 2.5%
       9,528 Nippon Telegraph & Telephone Corp.**..............      146,078,893
   2,959,720 Telefonos de Mexico S.A. (ADR)....................      253,056,060
  11,571,516 Telefonica S.A.**.................................      190,217,463
     416,137 Telefonica S.A. (ADR)**...........................       20,780,841
                                                                     610,133,257
Transportes -- Flete aereo -- 0.9%
   8,326,383 TNT Post Group N.V.**.............................      211,784,965
Agua -- 0.1%
   2,295,775 Azurix Corp.*.....................................       32,284,336
                                                                ----------------
Total de acciones ordinarias (costo de $13,639,666,092)........   21,814,680,168
                                                                ----------------
Acciones preferentes -- 1.4%
Automotriz -- Automoviles y camionetas -- 0.4%
      37,477 Porsche A.G.**....................................      102,020,620
Telefonia -- Integrada -- 1.0%
   3,066,295 Telecomunicacoes Brasileiras S.A. (ADR)...........      238,787,723
                                                                ----------------
Total de acciones preferentes (costo de $360,581,857)..........      340,808,343
                                                                ----------------
Derechos -- 0%
   3,181,700 Telewest Communications PLC*,** (costo de $0).....        2,871,468
                                                                ----------------
Mercado de dinero -- 0.7%
 185,000,000 Janus Government Money Market Fund
               5.35% (costo de $185,000,000)...................      185,000,000
                                                                ----------------
Acuerdos de recompra -- 3.7%
 540,100,000 Deutsche Bank Securities, Inc.  5.425% con fecha
               29/10/99, con vencimiento de 01/11/99,
               a ser comprado de vuelta a $540,344,170
               garantizado por $134,858,815 en Fannie Mae,
               5.75%--7.00%, 25/08/07--25/01/29;
               $585,559,792 en Freddie Mac, 0%--
               6.7312%, 15/03/14--01/04/29; con valores
               respectivos de $106,907,150 y $443,994,850......      540,100,000
 350,000,000 Morgan Stanley & Co., Inc., 5.30% con fecha
               29/10/99, con vencimiento de 01/11/99, a ser
               comprado de vuelta a $350,154,583 garanti-
               zado por $83,780,000 en Fannie Mae, 5.06%--
               6.50%, 18/10/00--25/10/28; $357,328,619
               en Freddie Mac, 0%--569.4117%, 17/11/99--
               15/10/24; con respectivos valores de
               $79,455,780 y $277,551,160......................      350,000,000
                                                                ----------------
Total de acuerdos de recompra (costo de $890,100,000)..........      890,100,000
Deposito a plazo -- 1.1%
                SouthTrust Bank EDT

 264,000,000        5.25%, 01/11/99 (costo de $264,000,000)....      264,000,000
                                                                ----------------
Agencias del Gobierno de los EE.UU. -- 2.8%
                Fannie Mae:
 100,000,000      4.72%, 12/11/99..............................       99,855,778
 100,000,000      5.02%, 22/11/99..............................       99,707,167
 100,000,000      5.21%, 06/12/99..............................       99,493,472
 100,000,000      4.88%, 08/12/99..............................       99,498,444
  75,000,000      5.50%, 18/01/00..............................       74,110,500
  50,000,000      5.52%, 14/02/00..............................       49,197,500

                Sistema del Federal Home Loan Bank
 100,000,000      5.50%, 22/02/00..............................       98,267,000

Agencias del Gobierno de los EE.UU. -- (continuacion)
                Freddie Mac
  50,000,000      5.15%, 15/11/99.............................. $     49,899,861
                                                                ----------------
Total de agencias del Gobierno de los EE.UU.
 (costo de $670,029,583).......................................      670,029,722
                                                                ----------------
Total de inversiones (costo total de $16,009,377,532)
  -- 100.3%....................................................   24,167,489,701
                                                                ----------------
Pasivo, descontado el efectivo,
las cuentas por cobrar y otros activos -- (0.3%)...............     (76,169,055)
                                                                ----------------
Activo neto -- 100%............................................ $ 24,091,320,646
                                                                ----------------


RESUMEN DE INVERSIONES POR PAIS, 31 DE OCTUBRE DE 1999

PAIS                    % DE VALORES DE INVERSION               VALOR DE MERCADO
----                    -------------------------               ----------------
Las Bermudas                                 3.2%                  $ 782,015,029
Brasil                                       1.0%                    238,787,723
Canada                                       2.2%                    543,028,105
Finlandia                                    5.9%                  1,414,415,753
Francia                                      4.4%                  1,060,558,782
Alemania                                     3.3%                    803,595,133
Hong Kong                                    2.4%                    576,681,387
Italia                                       1.1%                    271,047,233
Japon                                       15.7%                  3,803,774,358
Mexico                                       1.6%                    379,205,622
Los Paises Bajos                             6.7%                  1,609,650,586
Noruega                                      0.2%                     44,772,548
Corea del Sur                                0.2%                     43,353,093
Espana                                       1.8%                    431,288,098
Suecia                                       3.6%                    875,908,617
Suiza                                        0.4%                    105,476,932
Reino Unido                                  7.5%                  1,804,291,293
Estados Unidos++                            38.8%                  9,379,639,409
                                           ------                ---------------
Total                                      100.0%                $24,167,489,701
                                           ------                ---------------

++Incluye valores a corto plazo (30.5% excluyendo los valores a corto plazo)

CONTRATOS DE DIVISAS A PLAZO, PENDIENTES DE EJECUCION AL 31 DE OCTUBRE DE 1999

                                                                       GANANCIA/
DIVISA VENDIDA Y              UNIDADES DE       VALOR DE DIVISA        (PERDIDA)
FECHA DE LIQUIDACION      DIVISA VENDIDAS                EN US$     NO REALIZADA
--------------------      ----------------      ---------------     ------------
Libra esterlina 09/12/99       174,000,000         $286,056,000     ($5,616,352)
Dolar canadiense 18/11/99       11,700,000            7,957,560           92,087
Dolar canadiense 07/04/00       31,300,000           21,357,898           54,060
Euro 03/12/99                  390,600,000          410,559,660        4,062,240
Euro 14/04/00                  414,500,000          431,618,850       16,041,152
Euro 20/04/00                  168,200,000          175,079,380       10,007,900
Dolar de Hong Kong
  07/05/01                   3,012,000,000          382,088,038      (3,023,443)
Yen japones 18/11/99        18,000,000,000          172,948,708     (17,796,376)
Yen japones 03/12/99        12,000,000,000          115,301,908     (15,301,908)
Yen japones 16/03/00         1,500,000,000           14,415,218           91,553
Yen japones 14/04/00        25,500,000,000          245,069,537        2,023,486
Yen japones 20/04/00        14,000,000,000          134,549,274        1,796,655
Won de Corea del Sur
  16/07/01                  15,500,000,000           12,884,456           53,775
Franco suizo 03/12/99           31,000,000           20,462,046           13,395
                            --------------       --------------     ------------
Total                                            $2,430,348,533     ($7,501,776)

Vea Notas a las listas de inversiones.

                                  Janus Equity Funds / 31 de octubre de 1999  55

ESTADOS DE OPERACIONES


                                                                                                          JANUS
PARA EL EJERCICIO FISCAL O PERIODO                        JANUS         JANUS           JANUS             GLOBAL
FINALIZADO EL 31 DE OCTUBRE DE 1999         JANUS        BALANCED     ENTERPRISE     EQUITY INCOME     LIFE SCIENCES
(TODAS LAS CIFRAS EN MILES)                  FUND          FUND          FUND            FUND             FUND(1)
--------------------------------------------------------------------------------------------------------------------
Ingreso de inversiones:

  Interes                                 $  107,379     $ 53,300      $  2,061       $   5,017            $ 1,028
  Dividendos                                  94,923       10,867         1,047           5,377                461
  Impuestos extranjeros retenidos               (358)         (60)           (7)            (27)                (8)

                                             201,944       64,107         3,101          10,367              1,481
Gastos:
  Honorarios por servicios
    de asesoramiento                         188,515       13,100         7,724           4,084              1,422
  Honorarios y gastos del agente
    de transferencias                         49,476        3,574         2,334           1,165                477
  Derechos de inscripcion                      1,057          759           414             278                183
  Gastos de franqueo y envio
    por correo                                 1,929          155           175              83                 59
  Honorarios del custodio                      1,969          181           126              79                 44
  Gastos de impresion                          2,730          204           215             100                 87
  Honorarios por servicios
    de auditoria                                  85           20            24              19                 17
  Honorarios y gastos de
    los administradores fiduciarios               94           11            12               5                  5
  Otros gastos                                   293           33            29              25                 14

Gastos totales                               246,148       18,037        11,053           5,838              2,308

Compensaciones de gastos y comisiones         (2,776)        (284)         (378)            (83)               (52)

Gastos netos                                 243,372       17,753        10,675           5,755              2,256

Ingreso/(Perdida) neta de inversiones        (41,428)      46,354        (7,574)          4,612               (775)

Ganancia/(Perdida) neta realizada
  y no realizada de las inversiones:

  Ganancia/(Perdida) neta realizada
    de las transacciones de valores        4,531,480       45,205       164,109          20,373            (7,916)
  Ganancia/(Perdida) neta realizada
    de las transacciones en divisas          (15,914)      (1,008)          278            (448)                8
  Ganancia/(Perdida) neta realizada
    de los contratos de futuros                   --           --            --              --                --
  Cambio en la apreciacion/
    (depreciacion) neta no realizada
    de las inversiones y divisas           7,602,574      282,705       645,267         133,653            42,529

Ganancia/(Perdida) neta de
  las inversiones                         12,118,140      326,902       809,654         153,578            34,621

Aumento/(Disminucion) neto del
  activo neto resultante
  de las operaciones                     $12,076,712     $373,256      $802,080        $158,190           $33,846

(1) Periodo desde el 31 de diciembre de 1998 (inicio) hasta el 31 de octubre de 1999.

Ver las Notas a los Estados Financieros.

56  Janus Equity Funds / 31 de octubre de 1999

     JANUS         JANUS                                                   JANUS
     GLOBAL        GROWTH         JANUS       JANUS         JANUS         SPECIAL       JANUS        JANUS       JANUS
   TECHNOLOGY    AND INCOME      MERCURY     OLYMPUS       OVERSEAS      SITUATIONS     TWENTY      VENTURE     WORLDWIDE
     FUND(1)        FUND          FUND        FUND           FUND           FUND         FUND         FUND        FUND
-------------------------------------------------------------------------------------------------------------------------



   $    8,646    $   32,259    $   16,616   $   18,240     $   10,395     $    580    $  227,098   $  4,188     $   70,055
          970        23,396        11,059        4,336         34,332        1,609        54,990        862        123,129
          (53)         (224)         (286)         (95)        (4,500)          (1)       (1,713)       (17)       (13,309)

        9,563        55,431        27,389        22,481        40,227        2,188       280,375      5,033        179,875


        7,159        28,839        34,580        15,148        30,154        6,903       144,063      9,179        122,952

        2,246         8,831        10,717         4,671         7,954        2,347        41,139      2,543         33,501
          816           623         1,624           694           106           91         3,612         98          1,284

          201           535           623           296           246          227         1,682        298            962
          157           367           388           226         3,101          116         1,311        137          8,433
          282           778           979           438           354          285         2,460        272          1,395

           12            15            15            13            19           24            42         16             50

           10            19            13            10            22           12           105         --             70
           59            52            49            30           158           34           129         33            351

       10,942        40,059        48,988        21,526        42,114       10,039       194,543     12,576        168,998

         (178)         (606)         (973)         (482)         (460)        (237)       (2,294)      (129)        (2,474)

       10,764        39,453        48,015        21,044        41,654        9,802       192,249     12,447        166,524

       (1,201)       15,978       (20,626)        1,437        (1,427)      (7,614)       88,126     (7,414)        13,351





       32,102       295,165       873,669       184,613       222,112      180,611     1,696,305     305,991       897,252

           (1)        7,072        10,621         3,753       (24,762)          20         5,760        (273)      (82,872)

           --            --            --            --         6,888           --            --          --        28,109


      985,283     1,306,446     1,866,065     1,038,175     1,425,059      239,367     7,129,143     619,845     5,623,223


    1,017,384     1,608,683     2,750,355     1,226,541     1,629,297      419,998     8,831,208     925,563     6,465,712



   $1,016,183    $1,624,661    $2,729,729    $1,227,978    $1,627,870     $412,384    $8,919,334    $918,149    $6,479,063



                                  Janus Equity Funds / 31 de octubre de 1999  57

ESTADOS DEL ACTIVO Y PASIVO


                                                                                                          JANUS
AL 31 DE OCTUBRE DE 1999                                  JANUS         JANUS           JANUS             GLOBAL
(TODAS LAS CIFRAS EN MILES EXCEPTO          JANUS        BALANCED     ENTERPRISE     EQUITY INCOME     LIFE SCIENCES
EL VALOR PATRIMONIAL NETO POR ACCION)        FUND          FUND          FUND             FUND             FUND
--------------------------------------------------------------------------------------------------------------------
Activo:
Inversiones al costo                     $22,672,729   $2,524,480     $1,583,665          $600,077          $313,608

Inversiones al valor                     $35,869,660   $2,888,729     $2,350,412          $754,934          $356,124
  Efectivo                                       735           --          1,592               556               589
  Cuentas por cobrar:
    Inversiones vendidas                     178,472       64,490          9,573            22,237             6,059
    Acciones vendidas del Fondo               69,236       15,640         50,541             6,003             2,362
    Dividendos                                14,234        1,548            323             1,020                24
    Interes                                      260       23,214             --             1,840                14
  Otros activos                                  145            2              3                 1                --
  Contratos de divisas a plazo                   920          269             --                59                13

Activo total                              36,133,662    2,993,892      2,412,444           786,650           365,185

Pasivo:
  Cuentas por pagar:
    Adeudado al custodio                          --       10,368             --                --                --
    Inversiones compradas                     231,426      43,878         67,874                --            18,668
    Acciones recompradas del Fondo             42,434       7,265         13,071             4,577             1,640
    Honorarios por servicios de
      asesoramiento                            18,407       1,554          1,126               434               217
    Honorarios y gastos del agente de
      transferencias                            4,252         373            258                94                48
  Gastos acumulados                             2,413         685            417               226               176
  Contratos de divisas a plazo                     --          --             --                --                --

Pasivo total                                  298,932      64,123         82,746             5,331            20,749

Activo neto                               $35,834,730  $2,929,769     $2,329,698          $781,319          $344,436
Acciones en circulacion, valor nominal
  de $0.01 (acciones sin limite
    autorizadas)                              837,703     134,478         39,728            34,612            28,781

Valor patrimonial neto por accion              $42.78      $21.79         $58.64            $22.57            $11.97


Ver las Notas a los Estados Financieros.

58  Janus Equity Funds / 31 de octubre de 1999

     JANUS         JANUS                                                   JANUS
     GLOBAL        GROWTH         JANUS       JANUS         JANUS         SPECIAL       JANUS        JANUS       JANUS
   TECHNOLOGY    AND INCOME      MERCURY     OLYMPUS       OVERSEAS      SITUATIONS     TWENTY      VENTURE     WORLDWIDE
      FUND          FUND           FUND        FUND          FUND           FUND         FUND         FUND        FUND
-------------------------------------------------------------------------------------------------------------------------

  $2,332,324     $4,012,630    $6,686,197   $2,553,893     $3,797,494      $918,480   $18,130,745  $1,053,467  $16,009,378

  $3,317,052     $5,807,053    $9,025,736   $3,856,807     $5,730,362    $1,200,622   $28,837,043  $1,899,166  $24,167,490
         612            581            --          320            721         1,595         2,063       1,570          562

      22,003         47,978       207,905       35,969         35,946         1,594        15,469       8,900      178,615
      65,174         22,969        70,207       26,835         40,492         4,312        32,314         556      117,486
         230          2,538           417          392          5,293            16         2,619          35       20,042
         515          3,045            79           --             --           169        12,805          --        1,345
          --             12             9            4             20             4            62          23           62
         555          3,543        15,943        2,583             --            --            --          40           --

   3,406,141      5,887,719     9,320,296    3,922,910      5,812,834     1,208,312    28,902,375   1,910,290   24,485,602



          --             --         1,557           --             --            --            --          --          --
      59,638         39,064       227,478       22,119        150,081         7,414        38,520      47,994     339,608
       9,214          7,024        23,797       10,156          6,862         2,511        48,022         640      29,352

       1,564          3,022         4,629        1,961          2,917           669        14,887         953      12,446

         339            766         1,147          461            673           153         3,829         248       3,014
         872            958         1,805          765            522           186         4,005         100       2,359
          --             --            --           --         11,799           401            --          --       7,502

      71,627         50,834       260,413       35,462        172,854        11,334       109,263      49,935     394,281

  $3,334,514     $5,836,885    $9,059,883   $3,887,448     $5,639,980    $1,196,978   $28,793,112  $1,860,355 $24,091,321


     159,134        158,427       254,168       95,129        222,517        52,623       412,990      20,736     409,242

      $20.95         $36.84        $35.65       $40.87         $25.35        $22.75        $69.72      $89.71      $58.87

                                  Janus Equity Funds / 31 de octubre de 1999  59

ESTADOS DE CAMBIOS EN EL ACTIVO NETO


                                                                                       JANUS                        JANUS
                                                         JANUS                        BALANCED                    ENTERPRISE
                                                          FUND                          FUND                         FUND
PARA EL EJERCICIO FISCAL O PERIODO
FINALIZADO EL 31 DE OCTUBRE                          1999           1998           1999           1998          1999           1998
(TODAS LAS CIFRAS EN MILES)

Operaciones:
  Ingreso (Perdida) neta de inversiones          $(41,428)         $(825)       $46,354        $12,539       $(7,574)      $(3,669)
  Ganancia/(Perdida) neta realizada de
    las transacciones de inversion              4,515,566        589,663         44,197          5,846       164,387        79,005
  Cambio en la revalorizacion/(depreciacion)
    neta no realizada de las inversiones
    y divisas                                   7,602,574      2,210,595        282,705         49,716       645,267       (12,029)
Aumento neto en el activo neto resultante
  de las operaciones                           12,076,712      2,799,433        373,256         68,101       802,080        63,307

Dividendos y reparticiones a los accionistas:
  Ingreso neto de inversiones*                         --       (149,577)       (40,851)       (10,977)           --            --
  Dividendos (excedente de ingreso
    neto de inversiones)*                              --             --             --             --            --            --
  Ganancia neta realizada de las
    transacciones de inversion*                  (609,005)    (3,125,216)        (6,137)       (34,067)      (76,954)      (34,480)
Disminucion neta de dividendos
  y reparticiones                                (609,005)    (3,274,793)       (46,988)       (45,044)      (76,954)      (34,480)

Transacciones de capital en acciones:
  Acciones vendidas                             7,220,120      3,186,804      2,469,162        622,532     2,596,427       520,538
  Dividendos y reparticiones reinvertidos         593,074      3,186,148         45,775         44,048        75,297        33,924
  Acciones recompradas                         (4,167,433)    (4,205,664)      (741,485)      (219,747)   (1,626,151)     (576,118)
Aumento/(Disminucion) neto de las
  transacciones de capital en acciones          3,645,761      2,167,288      1,773,452        446,833     1,045,573       (21,656)

Aumento/(Disminucion) neto del activo neto     15,113,468      1,691,928      2,099,720        469,890     1,770,699         7,171
Activo neto:
  Comienzo del periodo                         20,721,262     19,029,334        830,049        360,159       558,999       551,828
  Final del periodo                           $35,834,730    $20,721,262     $2,929,769       $830,049    $2,329,698      $558,999

El activo neto consta de:
  Capital (excedente de valor a la
    par y cubierto)*                          $18,192,467    $14,546,706     $2,511,385       $737,933    $1,406,869      $361,296
  Ingreso/(Perdida) neta de inversiones
    no repartida*                                      --             --          9,728          4,165            --            --
  Ganancia/ (perdida) neta realizada
    no repartida de las inversiones*            4,444,420        579,287         44,135          6,135       156,083        76,223
  Apreciacion/(depreciacion) no realizada
    de las inversiones y divisas               13,197,843      5,595,269        364,521         81,816       766,746       121,480
                                              $35,834,730    $20,721,262     $2,929,769       $830,049    $2,329,698      $558,999

Transacciones en acciones del Fondo:
  Acciones vendidas                               193,574        113,579        119,933         37,044        57,208        16,290
  Reparticiones reinvertidas                       17,907        130,632          2,232          2,868         2,196         1,154
Total                                             211,481        244,211        122,165         39,912        59,404        17,444

Acciones recompradas                             (114,553)      (151,587)       (35,896)       (13,233)      (36,967)      (18,034)
Aumento/(Disminucion) neto en acciones
  del Fondo                                        96,928         92,624         86,269         26,679        22,437          (590)
Acciones en circulacion al comienzo
  del periodo                                     740,775        648,151         48,209         21,530        17,291        17,881
Acciones en circulacion al final
  del periodo                                     837,703        740,775        134,478         48,209        39,728        17,291
Compras y ventas de valores de inversion:
  (excluyendo valores a corto plazo)
  Compras de valores                          $19,647,972    $13,850,135     $2,551,827       $679,170    $1,962,882      $729,785
  Producto de las ventas de valores
  Compras de obligac iones del Gobierno de     16,875,185     16,162,138        981,564        337,939     1,098,630       804,426
    los EE.UU. a largo plazo                           --             --        417,749         45,545            --            --
  Producto de las ventas de obligaciones del
   Gobierno de los EE.UU. a largo plazo                --             --        204,699         34,603            --            --


(1) Periodo desde el 31 de diciembre de 1998 (inicio) hasta el 31 de octubre de 1999.
  * Ver la Nota 3 de las Notas a los Estados Financieros.

Ver las Notas a los Estados Financieros.

60  Janus Equity Funds / 31 de octubre de 1999

         JANUS                JANUS GLOBAL         JANUS GLOBAL                JANUS                          JANUS
     EQUITY INCOME            LIFE SCIENCES         TECHNOLOGY           GROWTH AND INCOME                   MERCURY
          FUND                    FUND                FUND                      FUND                           FUND

      1999           1998            1999(1)            1999(1)          1999           1998           1999           1998


   $4,612           $543              $(775)           $(1,201)       $15,978        $8,295       $(20,626)       $(6,863)

   19,925          3,247             (7,908)            32,101        302,237       220,260        884,290        243,921


  133,653         13,912             42,529            985,283      1,306,446       104,949      1,866,065        204,681

  158,190         17,702             33,846          1,016,183      1,624,661       333,504      2,729,729        441,739


   (4,016)          (233)                --                 --        (15,193)       (3,592)            --             --

       --             --                 --                 --             --            --             --         (4,295)

   (3,238)        (5,097)                --                 --       (226,033)     (184,658)      (238,426)      (196,658)

   (7,254)        (5,330)                --                 --       (241,226)     (188,250)      (238,426)      (200,953)


  843,424        224,385            453,475          3,012,815      2,509,768     1,412,356      6,569,208      1,556,825
    7,039          5,387                 --                 --        235,700       184,420        233,638        196,626
 (420,862)      (115,687)          (142,885)          (694,484)    (1,111,097)     (811,950)    (2,602,343)    (1,597,209)

  429,601        114,085            310,590          2,318,331      1,634,371       784,826      4,200,503        156,242

  580,537        126,457            344,436          3,334,514      3,017,806       930,080      6,691,806        397,028

  200,782         74,325                 --                 --      2,819,079     1,888,999      2,368,077      1,971,049
 $781,319       $200,782           $344,436         $3,334,514     $5,836,885    $2,819,079     $9,059,883     $2,368,077



 $605,409       $175,807           $309,815         $2,318,332     $3,737,108    $2,102,737     $5,844,758     $1,644,255

      916            474                 --                 --          6,219         5,513             --             --

   20,076          3,236             (7,908)            30,899        295,592       219,309        859,643        234,405

  154,918         21,265             42,529            985,283      1,797,966       491,520      2,355,482        489,417
 $781,319       $200,782           $344,436         $3,334,514     $5,836,885    $2,819,079     $9,059,883     $2,368,077


   41,541         15,102             41,355            204,154         78,387        54,594        218,371         80,428
      358            408                 --                 --          8,139         8,105          9,763         12,167
   41,899         15,510             41,355            204,154         86,526        62,699        228,134         92,595

  (20,162)        (7,952)           (12,574)           (45,020)       (34,683)      (31,457)       (87,968)       (84,267)

   21,737          7,558             28,781            159,134         51,843        31,242        140,166          8,328

   12,875          5,317                 --                 --        106,584        75,342        114,002        105,674

   34,612         12,875             28,781            159,134        158,427       106,584        254,168        114,002


 $830,115       $228,057           $675,905         $2,115,807     $3,132,952    $2,442,458     $8,242,717     $2,114,889

  428,601        128,268            426,077            320,204      1,708,174     2,149,033      4,442,546      2,337,255
       --             --                 --                 --             --            --             --             --

       --             --                 --                 --             --            --             --             --

                                  Janus Equity Funds / 31 de octubre de 1999  61

ESTADOS DE CAMBIOS EN EL ACTIVO NETO (continuacion)

                                                                                       JANUS                        JANUS
                                                                                      OLYMPUS                      OVERSEAS
                                                                                        FUND                         FUND

PARA EL EJERCICIO FISCAL FINALIZADO EL 31 DE OCTUBRE                              1999           1998           1999           1998
(TODAS LAS CIFRAS EN MILES)
Operaciones:
  Ingreso (Perdida) neta de inversiones                                        $ 1,437        $(1,635)       $(1,427)       $22,744
  Ganancia/(Perdida) neta realizada de las transacciones de inversion          188,366         (4,017)       204,238       (174,093)
  Cambio en la apreciacion o depreciacion neta no realizada
    de las inversiones y divisas                                             1,038,175        150,137      1,425,059        200,570
Aumento neto en el activo neto resultante de las operaciones                 1,227,978        144,485      1,627,870         49,221

Dividendos y reparticiones a los accionistas:
  Ingreso neto de inversiones*                                                      --             --        (18,532)       (16,883)
  Dividendos (excedente de ingreso neto de inversiones)*                            --         (1,358)        (1,446)            --
  Ganancia neta realizada de las transacciones de inversion*                        --        (24,652)            --        (89,374)
Disminucion neta de dividendos y reparticiones                                      --        (26,010)       (19,978)      (106,257)

Transacciones de capital en acciones:
  Acciones vendidas                                                          2,851,976        663,265      3,443,778      4,151,239
  Dividendos y reparticiones reinvertidos                                           --         25,635         19,035        103,249
  Acciones recompradas                                                      (1,140,000)      (475,532)    (3,319,823)    (3,513,551)
Aumento/(Disminucion) neto de las transacciones de capital en acciones       1,711,976        213,368        142,990        740,937

Aumento/(Disminucion) neto del activo neto                                   2,939,954        331,843      1,750,882        683,901
Activo neto:
  Comienzo del periodo                                                         947,494        615,651      3,889,098      3,205,197
Final del periodo                                                           $3,887,448       $947,494     $5,639,980     $3,889,098

El activo neto consta de
  Capital (excedente de valor a la par y cubierto)*                         $2,397,409       $685,433     $3,689,899     $3,548,643
  Ingreso/(Perdida) neta de inversiones no repartida*                            1,437             --             --         19,959
  Ganancia/ (perdida) neta realizada no repartida de las inversiones*          183,105         (5,261)        29,073       (175,453)
  Apreciacion/(depreciacion) no realizada de las inversiones y divisas       1,305,497        267,322      1,921,008        495,949
                                                                            $3,887,448       $947,494     $5,639,980     $3,889,098

Transacciones en acciones del Fondo:
  Acciones vendidas                                                             86,347         32,029        160,426        220,566
  Reparticiones reinvertidas                                                        --          1,491            954          5,955
Total                                                                           86,347         33,520        161,380        226,521

  Acciones recompradas                                                         (34,884)       (23,295)      (155,478)      (188,605)
Aumento/(Disminucion) neto en acciones del Fondo                                51,463         10,225          5,902         37,916
  Acciones en circulacion al comienzo del periodo                               43,666         33,441        216,615        178,699
Acciones en circulacion al final del periodo                                    95,129         43,666        222,517        216,615

Compras y ventas de valores de inversion
  (excluyendo valores a corto plazo):
  Compras de valores                                                        $3,323,040       $915,583     $4,367,373     $4,221,837
  Producto de las ventas de valores                                          1,821,501        881,598      4,003,772      3,834,004
  Compras de obligaciones del Gobierno de los EE.UU. a largo plazo              47,700             --             --             --
  Producto de las ventas de obligaciones del Gobierno de los EE.UU.
    a largo plazo                                                               49,518             --             --             --

*Ver la Nota 3 de las Notas a los Estados Financieros.

Ver las Notas a los Estados Financieros.

62  Janus Equity Funds / 31 de octubre de 1999

           JANUS                         JANUS                        JANUS                         JANUS
     SPECIAL SITUATIONS                  TWENTY                      VENTURE                      WORLDWIDE
            FUND                          FUND                        FUND                           FUND

      1999           1998           1999           1998           1999           1998           1999           1998


   $(7,614)       $(3,487)       $88,126        $31,052         $(7,414)      $(3,380)       $13,351        $61,934
   180,631         (2,070)     1,702,065         84,283         305,718        88,939        842,489       (331,717)

   239,367          9,074      7,129,143      2,427,694         619,845       (64,755)     5,623,223      1,260,143
   412,384          3,517      8,919,334      2,543,029         918,149        20,804      6,479,063        990,360


        --             --        (40,224)       (16,587)             --           (52)       (61,988)       (50,801)
        --             --             --             --              --        (1,458)            --             --
    (2,186)       (17,012)       (86,763)      (752,195)        (89,623)     (193,117)            --       (676,334)
    (2,186)       (17,012)      (126,987)      (768,782)        (89,623)     (194,627)       (61,988)      (727,135)


   632,584        904,751     14,534,172      5,456,699         166,902       172,993     11,534,834      8,757,202
     2,143         16,542        124,417        754,471          86,300       188,622         60,059        706,814
  (634,264)      (455,258)    (5,912,694)    (2,601,617)       (257,241)     (404,265)    (7,852,637)    (6,153,476)
       463        466,035      8,745,895      3,609,553          (4,039)      (42,650)     3,742,256      3,310,540

   410,661        452,540     17,538,242      5,383,800         824,487      (216,473)    10,159,331      3,573,765

   786,317        333,777     11,254,870      5,871,070       1,035,868     1,252,341     13,931,990     10,358,225
$1,196,978       $786,317    $28,793,112    $11,254,870      $1,860,355    $1,035,868    $24,091,321    $13,931,990


  $745,509       $745,046    $16,306,041     $7,560,146        $716,645      $720,685    $15,444,738    $11,702,483
        --             --         79,074         31,035              --            --         11,268         61,968
   169,728         (1,103)     1,701,702         86,537         297,970        89,289        484,853       (359,700)
   281,741         42,374     10,706,295      3,577,152         845,740       225,894      8,150,462      2,527,239
$1,196,978       $786,317    $28,793,112    $11,254,870      $1,860,355    $1,035,868    $24,091,321    $13,931,990


    31,126         59,478        248,644        137,366           2,581         3,296        226,979        204,904
       128          1,221          2,310         24,760           1,550         3,904          1,277         18,812
    31,254         60,699        250,954        162,126           4,131         7,200        228,256        223,716

   (32,603)       (30,431)       (99,838)       (67,253)         (4,192)       (7,687)     (154,582)       (146,793)
    (1,349)        30,268        151,116         94,873             (61)         (487)       73,674          76,923
    53,972         23,704        261,874        167,001          20,797        21,284       335,568         258,645
    52,623         53,972        412,990        261,874          20,736        20,797       409,242         335,568



$1,036,996     $1,255,119    $13,075,264     $5,303,352      $1,329,844      $988,045   $15,664,200     $11,468,001
 1,035,768        810,438      6,885,818      3,789,475       1,332,811     1,284,642    11,860,384      10,368,469
        --             --        337,784        388,670              --            --            --              --
        --             --        504,968        188,367              --            --            --              --

                                  Janus Equity Funds / 31 de octubre de 1999  63

DATOS FINANCIEROS MAS IMPORTANTES

PARA UN ACCION EN CIRCULACION HASTA EL FINAL DE JANUS FUND                                 JANUS FUND
CADA EJERCICIO FISCAL FINALIZADO EL 31 DE OCTUBRE DE                1999         1998          1997            1996          1995
----------------------------------------------------         -----------  -----------   -----------     -----------   -----------

Valor patrimonial neto, comienzo del periodo                      $27.97       $29.36        $26.65          $23.37        $19.62
Ingreso de operaciones de inversion:
  Ingreso (Perdida) neta de inversiones                               --         (.02)          .15             .31           .16
  Ganancias/(perdidas) netas sobre valores (tanto realizadas
    como no realizadas))                                           15.63         3.70          5.69            4.23          3.99
Total de las operaciones de inversion                              15.63         3.68          5.84            4.54          4.15
Menos las reparticiones:
  Dividendos (de ingreso neto de inversiones)                         --         (.23)         (.21)           (.13)         (.01)
  Dividendos (excedente de ingreso neto de inversiones)               --           --            --              --            --
  Reparticiones (de las ganancias de capital)                       (.82)       (4.84)        (2.92)          (1.13)         (.39)
Reparticiones totales                                               (.82)       (5.07)        (3.13)          (1.26)         (.40)
Valor patrimonial neto, final del periodo                         $42.78       $27.97        $29.36          $26.65        $23.37
Rendimiento total                                                 56.75%       15.12%        24.18%          20.31%        21.62%
Activo neto, final del periodo (en miles)                    $35,834,730  $20,721,262   $19,029,334     $15,313,180   $11,962,970
Promedio del activo neto durante el periodo (en miles)       $28,993,305  $20,777,322   $17,515,216     $13,753,157   $10,559,806
Relacion de gastos brutos a promedio del activo neto(1)            0.85%        0.87%         0.87%           0.86%         0.87%
Relacion de gastos netos a promedio del activo neto(1)             0.84%        0.86%         0.86%           0.85%         0.86%
Relacion de ingreso/(perdida) neta de inversiones
  a promedio del activo neto                                      (0.14%)          --         0.85%           0.91%         1.25%
Tasa de movimiento de la cartera                                     63%          70%          132%            104%          118%

PARA UN ACCION EN CIRCULACION HASTA EL FINAL DE JANUS FUND                              JANUS BALANCED FUND
CADA EJERCICIO FISCAL FINALIZADO EL 31 DE OCTUBRE DE                1999         1998          1997            1996          1995
----------------------------------------------------         -----------  -----------   -----------     -----------   -----------
Valor patrimonial neto, comienzo del periodo                      $17.22       $16.73        $15.20          $13.72        $12.17

Ingreso de operaciones de inversion:
  Ingreso neto de inversiones                                        .42          .33           .36             .33           .61
  Ganancias/(perdidas) netas sobre valores
    (tanto realizadas como no realizadas))                          4.69         2.00          2.88            2.22          1.52
Total de las operaciones de inversion                               5.11         2.33          3.24            2.55          2.13
Menos las reparticiones:
  Dividendos (de ingreso neto de inversiones)                       (.43)        (.35)         (.36)           (.26)         (.58)
  Dividendos (excedente de ingreso neto de inversiones)               --           --            --              --            --
  Reparticiones (de las ganancias de capital)                       (.11)       (1.49)        (1.35)           (.81)           --
Reparticiones totales                                               (.54)       (1.84)        (1.71)          (1.07)         (.58)
Valor patrimonial neto, final del periodo                         $21.79       $17.22        $16.73          $15.20        $13.72
Rendimiento total                                                 29.89%       15.48%        23.38%          19.39%        18.26%
Activo neto, final del periodo (en miles)                     $2,929,769     $830,049      $360,159        $207,044      $124,545
Promedio del activo neto durante el periodo (en miles)        $1,953,809     $536,524      $283,220        $158,607      $107,259
Relacion de gastos brutos a promedio del activo neto(1)             .92%        1.03%         1.12%           1.23%         1.35%
Relacion de gastos netos a promedio del activo neto(1)              .91%        1.01%         1.10%           1.21%         1.32%
Relacion de ingreso/(perdida) neta de inversiones
  a promedio del activo neto                                       2.37%        2.34%        2.63%            2.35%         2.52%
Tasa de movimiento de la cartera                                     64%          73%         139%             151%          185%

(1) Ver "Explicacion de Diagramas y Tablas".

Ver las Notas a los Estados Financieros.

64  Janus Equity Funds / 31 de octubre de 1999

PARA UN ACCION EN CIRCULACION HASTA EL FINAL DE                                     JANUS ENTERPRISE FUND
CADA EJERCICIO FISCAL FINALIZADO EL 31 DE OCTUBRE DE                   1999        1998        1997        1996        1995

Valor patrimonial neto, comienzo del periodo                         $32.33      $30.86      $31.19      $27.14      $24.43
Ingreso de operaciones de inversion:
  Ingreso (Perdida) neta de inversiones                                  --          --          --          --         .52
  Ganancias/(perdidas) netas sobre valores
    (tanto realizadas como no realizadas))                            30.61        3.43         .95        5.85        3.09
Total de las operaciones de inversion                                 30.61        3.43         .95        5.85        3.61
Menos las reparticiones:
  Dividendos (de ingreso neto de inversiones)                            --          --          --          --        (.52)
  Dividendos (excedente de ingreso neto de inversiones)                  --          --          --          --          --
  Reparticiones (de las ganancias de capital)                         (4.30)      (1.96)      (1.28)      (1.80)       (.38)
Reparticiones totales                                                 (4.30)      (1.96)      (1.28)      (1.80)       (.90)
Valor patrimonial neto, final del periodo                            $58.64      $32.33      $30.86      $31.19      $27.14
Rendimiento total                                                   104.09%      11.79%       3.31%      22.43%      15.46%
Activo neto, final del periodo (en miles)                        $2,329,698    $558,999    $551,828    $732,003    $459,370
Promedio del activo neto durante el periodo (en miles)           $1,126,839    $551,467    $613,784    $596,313    $407,791
Relacion de gastos brutos a promedio del activo neto(1)               0.98%       1.08%       1.07%       1.14%       1.26%
Relacion de gastos netos a promedio del activo neto(1)                0.95%       1.06%       1.04%       1.12%       1.23%
Relacion de ingreso/(perdida) neta de inversiones
  a promedio del activo neto                                         (0.67%)     (0.67%)     (0.61%)     (0.78%)      0.02%
Tasa de movimiento de la cartera                                        98%        134%        111%         93%        194%


PARA UN ACCION EN CIRCULACION HASTA EL FINAL DE                                          JANUS EQUITY INCOME FUND
CADA EJERCICIO FISCAL FINALIZADO EL 31 DE OCTUBRE DE                               1999        1998        1997      1996(2)

Valor patrimonial neto, comienzo del periodo                                     $15.59      $13.98      $11.29      $10.00
Ingreso de operaciones de inversion:
 Ingreso neto de inversiones                                                        .14         .05         .09         .07
 Ganancias/(perdidas) netas sobre valores (tanto realizadas como no realizadas))   7.17        2.47        3.11        1.25
Total de las operaciones de inversion                                              7.31        2.52        3.20        1.32
Menos las reparticiones:
 Dividendos (de ingreso neto de inversiones)                                       (.15)       (.03)       (.12)       (.03)
 Dividendos (excedente de ingreso neto de inversiones)                               --          --          --          --
 Reparticiones (de las ganancias de capital)                                       (.18)       (.88)       (.39)         --
Reparticiones totales                                                              (.33)       (.91)       (.51)       (.03)
Valor patrimonial neto, final del periodo                                        $22.57      $15.59      $13.98      $11.29
Rendimiento total*                                                               47.22%      19.21%      29.46%      13.20%
Activo neto, final del periodo (en miles)                                      $781,319    $200,782     $74,325     $30,429
Promedio del activo neto durante el periodo (en miles)                         $571,009    $133,613     $46,054     $21,424
Relacion de gastos brutos a promedio del activo neto**(1)                         1.02%       1.21%       1.48%       1.79%
Relacion de gastos netos a promedio del activo neto**(1)                          1.01%       1.18%       1.45%       1.71%
Relacion de ingreso/(perdida) neta de inversiones a promedio del activo neto**    0.81%       0.41%       0.62%       3.09%
Tasa de movimiento de la cartera**                                                  81%        101%        180%        325%

(1) Ver "Explicacion de Diagramas y Tablas".
(2) Periodo fiscal desde el 29 de junio de 1996 (inicio) hasta el 31 de octubre de 1996.
  * Rendimiento total no anualizado para periodos de menos de un ano completo.
 ** Anualizados para periodos de menos de un ano completo.

Ver las Notas a los Estados Financieros.

                                  Janus Equity Funds / 31 de octubre de 1999  65

DATOS FINANCIEROS MAS IMPORTANTES (continuacion)

                                                                JANUS GLOBAL
PARA UN ACCION EN CIRCULACION HASTA EL FINAL DEL             LIFE SCIENCES FUND
PERIODO FINALIZADO EL 31 DE OCTUBRE                                1999(2)

Valor patrimonial neto, comienzo del periodo                       $10.00

Ingreso de operaciones de inversion:

  Ingreso (Perdida) neta de inversiones                                --

  Ganancias/(perdidas) netas sobre valores
    (tanto realizadas como no realizadas)                            1.97

Total de las operaciones de inversion                                1.97

Menos las reparticiones:

  Dividendos (de ingreso neto de inversiones)                          --
  Dividendos (excedente de ingreso neto de inversiones)                --
  Reparticiones (de las ganancias de capital)                          --

Reparticiones totales                                                  --
Valor patrimonial neto, final del periodo                          $11.97
Rendimiento total*                                                 19.70%
Activo neto, final del periodo (en miles)                        $344,436
Promedio del activo neto durante el periodo (en miles)           $227,552
Relacion de gastos brutos a promedio del activo neto**(1)           1.21%
Relacion de gastos netos a promedio del activo neto**(1)            1.19%
Relacion de ingreso/(perdida) neta de inversiones
  a promedio del activo neto**                                     (0.41%)
Tasa de movimiento de la cartera**                                   235%


                                                               JANUS GLOBAL
PARA UN ACCION EN CIRCULACION HASTA EL FINAL DEL              TECHNOLOGY FUND
PERIODO FINALIZADO EL 31 DE OCTUBRE                               1999(2)

Valor patrimonial neto, comienzo del periodo                        $10.00

Ingreso de operaciones de inversion:

  Ingreso (Perdida) neta de inversiones                                 --
  Ganancias/(perdidas) netas sobre valores
    (tanto realizadas como no realizadas)                            10.95
Total de las operaciones de inversion                                10.95

Menos las reparticiones:

  Dividendos (de ingreso neto de inversiones)                           --
  Dividendos (excedente de ingreso neto de inversiones)                 --
  Reparticiones (de las ganancias de capital)                           --
Reparticiones totales                                                   --
Valor patrimonial neto, final del periodo                           $20.95
Rendimiento total*                                                 109.40%
Activo neto, final del periodo (en miles)                       $3,334,514
Promedio del activo neto durante el periodo   (en miles)        $1,265,552
Relacion de gastos brutos a promedio del activo neto**(1)            1.04%
Relacion de gastos netos a promedio del activo neto**(1)             1.02%
Relacion de ingreso/(perdida) neta de inversiones
  a promedio del activo neto**                                      (0.11%)
Tasa de movimiento de la cartera**                                     31%

(1) Ver "Explicacion de Diagramas y Tablas".

(2) Periodo fiscal desde el 31 de diciembre de 1998 (inicio) hasta el 31 de octubre de 1999. *Rendimiento total no anualizado para periodos de menos de un ano completo.

 ** Anualizados para periodos de menos de un ano completo.

Ver las Notas a los Estados Financieros.

66  Janus Equity Funds / 31 de octubre de 1999

PARA UN ACCION EN CIRCULACION HASTA EL FINAL DE                            JANUS GROWTH AND INCOME FUND
ADA EJERCICIO FISCAL FINALIZADO EL 31 DE OCTUBRE DE           1999          1998          1997          1996         1995

Valor patrimonial neto, comienzo del periodo                $26.45        $25.07        $20.05        $18.13       $14.69
Ingreso de operaciones de inversion:
  Ingreso neto de inversiones                                  .26           .08           .01           .16          .11
  Ganancias/(perdidas) netas sobre valores
    (tanto realizadas como no realizadas)                    12.27          3.72          6.98          4.01         3.43
Total de las operaciones de inversion                        12.53          3.80          6.99          4.17         3.54
Menos las reparticiones:
  Dividendos (de ingreso neto de inversiones)                 (.27)         (.04)         (.11)         (.08)        (.10)
  Dividendos (excedente de ingreso neto de inversiones)         --            --            --            --           --
  Reparticiones (de las ganancias de capital)                (1.87)        (2.38)        (1.86)        (2.17)          --
Reparticiones totales                                        (2.14)        (2.42)        (1.97)        (2.25)        (.10)
Valor patrimonial neto, final del periodo                   $36.84        $26.45        $25.07        $20.05       $18.13
Rendimiento total                                           49.59%        16.73%        37.78%        25.56%       24.20%
Activo neto, final del periodo (en miles)               $5,836,885    $2,819,079    $1,888,999    $1,033,183     $582,963
Promedio del activo neto durante el periodo (en miles)  $4,375,277    $2,478,899    $1,415,563      $773,343     $498,442
Relacion de gastos brutos a promedio del activo neto(1)      0.92%         0.96%         0.98%         1.05%        1.19%
Relacion de gastos netos a promedio del activo neto(1)       0.90%         0.94%         0.96%         1.03%        1.17%
Relacion de ingreso/(perdida) neta de inversiones
  a promedio del activo neto                                 0.37%         0.33%         0.30%         0.70%        1.11%
Tasa de movimiento de la cartera                               43%           95%          127%          153%         195%

PARA UN ACCION EN CIRCULACION HASTA EL FINAL DE                                  JANUS MERCURY FUND
CADA EJERCICIO FISCAL FINALIZADO EL 31 DE OCTUBRE DE          1999          1998          1997          1996         1995

Valor patrimonial neto, comienzo del periodo                $20.77        $18.65        $18.20        $17.38       $14.12
Ingreso de operaciones de inversion:
  Ingreso (Perdida) neta de inversiones                         --          (.01)         (.01)          .14          .16
  Ganancias/(perdidas) netas sobre valores (tanto
    realizadas como no realizadas)                           16.89          4.07          2.82          2.74         3.37
Total de las operaciones de inversion                        16.89          4.06          2.81          2.88         3.53
Menos las reparticiones:
  Dividendos (de ingreso neto de inversiones)                   --            --          (.08)           --         (.16)
  Dividendos (excedente de ingreso neto de inversiones)         --          (.04)           --            --           --
  Reparticiones (de las ganancias de capital)                (2.01)        (1.90)        (2.28)        (2.06)        (.11)
  Reparticiones totales                                      (2.01)        (1.94)        (2.36)        (2.06)        (.27)
Valor patrimonial neto, final del periodo                   $35.65        $20.77        $18.65        $18.20       $17.38
Rendimiento total                                           86.02%        24.75%        17.07%        18.18%       25.53%
Activo neto, final del periodo (en miles)               $9,059,883    $2,368,077    $1,971,049    $2,002,350   $1,520,768
Promedio del activo neto durante el periodo (en miles)  $5,258,427    $2,103,414    $2,045,901    $1,838,593   $1,116,377
Relacion de gastos brutos a promedio del activo neto(1)      0.93%         0.97%         0.98%         1.02%        1.14%
Relacion de gastos netos a promedio del activo neto(1)       0.91%         0.94%         0.96%         1.00%        1.12%
Relacion de ingreso/(perdida) neta de inversiones
  a promedio del activo neto                                (0.39%)       (0.33%)        0.21%         0.45%        0.50%
Tasa de movimiento de la cartera                               89%          105%          157%          177%         201%

(1) Ver "Explicacion de Diagramas y Tablas".

Ver las Notas a los Estados Financieros.

                                  Janus Equity Funds / 31 de octubre de 1999  67

DATOS FINANCIEROS MAS IMPORTANTES (continuacion)


PARA UN ACCION EN CIRCULACION HASTA EL FINAL DE                                                       JANUS OLYMPUS FUND
CADA EJERCICIO FISCAL O PERIODO FINALIZADO EL 31 DE OCTUBRE DE                                 1999      1998      1997     1996(1)

Valor patrimonial neto, comienzo del periodo                                                   $21.70    $18.41    $14.86    $12.00

Ingreso de operaciones de inversion:
  Ingreso neto de inversiones                                                                     .02        --       .04       .13
  Ganancias/(perdidas) netas sobre valores (tanto realizadas como
    no realizadas)                                                                              19.15      4.05      3.64      2.73
Total de las operaciones de inversion                                                           19.17      4.05      3.68      2.86

Menos las reparticiones:
  Dividendos (de ingreso neto de inversiones)                                                      --        --      (.13)       --
  Dividendos (excedente de ingreso neto de inversiones)                                            --      (.04)       --        --
  Reparticiones (de las ganancias de capital)                                                      --      (.72)       --        --
Reparticiones totales                                                                              --      (.76)     (.13)       --

Valor patrimonial neto, final del periodo                                                      $40.87    $21.70    $18.41    $14.86
Rendimiento total*                                                                             88.34%    23.10%    24.98%    23.83%

Activo neto, final del periodo (en miles)                                                  $3,887,448  $947,494  $615,651  $432,375
Promedio del activo neto durante el periodo (en miles)                                     $2,268,894  $774,434  $517,424  $276,006
Relacion de gastos brutos a promedio del activo neto**(2)                                       0.95%     1.01%     1.06%     1.17%
Relacion de gastos netos a promedio del activo neto**(2)                                        0.93%     0.98%     1.03%     1.15%
Relacion de ingreso/(perdida) neta de inversiones a promedio
  del activo neto**                                                                             0.06%    (0.21%)    0.26%     1.64%
Tasa de movimiento de la cartera**                                                                91%      123%      244%      303%


PARA UN ACCION EN CIRCULACION HASTA EL FINAL DE                                               JANUS OVERSEAS FUND
CADA EJERCICIO FISCAL FINALIZADO EL 31 DE OCTUBRE DE                        1999         1998        1997        1996        1995

Valor patrimonial neto, comienzo del periodo                                $17.95       $17.94      $14.81      $11.58      $10.36

Ingreso de operaciones de inversion:
  Ingreso (Perdida) neta de inversiones                                         --          .08         .04         .10         .12
  Ganancias/(perdidas) netas sobre valores (tanto realizadas como
    no realizadas)                                                            7.49          .54        3.39        3.34        1.10
Total de las operaciones de inversion                                         7.49          .62        3.43        3.44        1.22

Menos las reparticiones:
  Dividendos (de ingreso neto de inversiones)                                 (.08)        (.10)       (.04)       (.11)         --
  Dividendos (excedente de ingreso neto de inversiones)                       (.01)          --          --          --          --
  Reparticiones (de las ganancias de capital)                                   --         (.51)       (.26)       (.10)         --
Reparticiones totales                                                         (.09)        (.61)       (.30)       (.21)         --

Valor patrimonial neto, final del periodo                                   $25.35       $17.95      $17.94      $14.81      $11.58
Rendimiento total                                                           41.77%        3.55%      23.56%      30.19%      11.78%

Activo neto, final del periodo (en miles)                               $5,639,980   $3,889,098  $3,205,197    $772,630    $110,866
Promedio del activo neto durante el periodo (en miles)                  $4,577,552   $3,948,710  $2,093,370    $335,098     $77,668
Relacion de gastos brutos a promedio del activo neto(2)                      0.92%        0.96%       1.03%       1.26%       1.76%
Relacion de gastos netos a promedio del activo neto(2)                       0.91%        0.94%       1.01%       1.23%       1.73%
Relacion de ingreso/(perdida) neta de inversiones a promedio
  del activo neto                                                           (0.03%)       0.58%       0.81%       0.73%       0.36%
Tasa de movimiento de la cartera                                               92%         105%         72%         71%        188%

(1) Periodo fiscal desde el 29 de diciembre de 1995 (inicio) hasta el
    31 de octubre de 1996.
(2) Ver "Explicacion de Diagramas y Tablas".
 * Rendimiento total no anualizado para periodos de menos de un ano completo. ** Anualizados para periodos de menos de un ano completo.

Ver las Notas a los Estados Financieros.

68  Janus Equity Funds / 31 de octubre de 1999

PARA UN ACCION EN CIRCULACION HASTA EL FINAL DE                                      JANUS SPECIAL SITUATIONS FUND
CADA EJERCICIO FISCAL FINALIZADO EL 31 DE OCTUBRE DE                      1999                       1998                      1997

Valor patrimonial neto, comienzo del periodo                            $14.57                     $14.08                    $10.00

Ingreso de operaciones de inversion:
  Ingreso (Perdida) neta de inversiones                                     --                         --                        --
  Ganancias/(perdidas) netas sobre valores
    (tanto realizadas como no realizadas)                                 8.22                       1.15                      4.08

Total de las operaciones de inversion                                     8.22                       1.15                      4.08

Menos las reparticiones:
  Dividendos (de ingreso neto de inversiones)                               --                         --                        --
  Dividendos (excedente de ingreso neto de inversiones)                     --                         --                        --
  Reparticiones (de las ganancias de capital)                             (.04)                      (.66)                       --

Reparticiones totales                                                     (.04)                      (.66)                       --

Valor patrimonial neto, final del periodo                               $22.75                     $14.57                    $14.08

Rendimiento total*                                                      56.54%                      8.49%                    40.80%

Activo neto, final del periodo (en miles)                           $1,196,978                   $786,317                  $333,777

Promedio del activo neto durante el periodo (en miles)              $1,000,549                   $716,123                  $168,215

Relacion de gastos brutos a promedio del activo neto**(2)                1.00%                      1.08%                     1.20%

Relacion de gastos netos a promedio del activo neto**(2)                 0.98%                      1.05%                     1.18%

Relacion de ingreso/(perdida) neta de inversiones
  a promedio del activo neto**                                          (0.76%)                    (0.49%)                   (0.08%)

Tasa de movimiento de la cartera**                                        104%                       117%                      146%

PARA UN ACCION EN CIRCULACION HASTA EL FINAL DE                                            JANUS TWENTY FUND
CADA EJERCICIO FISCAL FINALIZADO EL 31 DE OCTUBRE DE                      1998         1998          1997         1996         1995

Valor patrimonial neto, comienzo del periodo                            $42.98        $35.16       $31.90       $30.12       $24.24

Ingreso de operaciones de inversion:
  Ingreso (Perdida) neta de inversiones                                    .21           .12         (.09)         .37          .01
  Ganancias/(perdidas) netas sobre valores
    (tanto realizadas como no realizadas)                                26.97         12.26         8.85         6.68         5.94

Total de las operaciones de inversion                                    27.18         12.38         8.76         7.05         5.95

Menos las reparticiones:
  Dividendos (de ingreso neto de inversiones)                             (.14)         (.10)        (.18)          --         (.07)
  Dividendos (excedente de ingreso neto de inversiones)                     --            --           --           --           --
  Reparticiones (de las ganancias de capital)                             (.30)        (4.46)       (5.32)       (5.27)          --

Reparticiones totales                                                     (.44)        (4.56)       (5.50)       (5.27)        (.07)

Valor patrimonial neto, final del periodo                               $69.72        $42.98       $35.16       $31.90       $30.12

Rendimiento total                                                       63.51%        40.58%       31.65%       27.59%       24.67%

Activo neto, final del periodo (en miles)                          $28,793,112   $11,254,870   $5,871,070   $3,937,444   $2,995,751

Promedio del activo neto durante el periodo (en miles)             $22,206,982    $8,025,121   $4,989,616   $3,385,561   $2,716,278

Relacion de gastos brutos a promedio del activo neto(2)                  0.88%         0.91%        0.93%        0.93%        1.00%

Relacion de gastos netos a promedio del activo neto(2)                   0.87%         0.90%        0.91%        0.92%        0.99%

Relacion de ingreso/(perdida) neta de inversiones a promedio
  del activo neto                                                        0.40%         0.39%        0.33%        0.67%        0.62%

Tasa de movimiento de la cartera                                           40%           54%         123%         137%         147%

(1) Periodo fiscal desde el 31 de diciembre de 1996 (inicio) hasta el 31 de octubre de 1997.
(2) Ver "Explicacion de Diagramas y Tablas".
  * Rendimiento total no anualizado para periodos de menos de un ano completo. ** Anualizados para periodos de menos de un ano completo.

Ver las Notas a los Estados Financieros.

                                  Janus Equity Funds / 31 de octubre de 1999  69

DATOS FINANCIEROS MAS IMPORTANTES (continuacion)

PARA UN ACCION EN CIRCULACION HASTA EL FINAL DE                                          JANUS VENTURE FUND
CADA EJERCICIO FISCAL FINALIZADO EL 31 DE OCTUBRE DE                1999         1998          1997            1996          1995

Valor patrimonial neto, comienzo del periodo                      $49.81       $58.84        $57.16          $59.53        $52.86
Ingreso de operaciones de inversion:
  Ingreso (Perdida) neta de inversiones                               --         (.09)          .16              --           .05
  Ganancias/(perdidas) netas sobre valores
     (tanto realizadas como no realizadas)                         44.31          .43          6.80            5.09          9.49
Total de las operaciones de inversion                              44.31          .34          6.96            5.09          9.54
Menos las reparticiones:
  Dividendos (de ingreso neto de inversiones)                         --           --            --            (.01)         (.03)
  Dividendos (excedente de ingreso neto de inversiones)               --         (.07)           --              --            --
  Reparticiones (de las ganancias de capital)                      (4.41)       (9.30)        (5.28)          (7.45)        (2.84)
Reparticiones totales                                              (4.41)       (9.37)        (5.28)          (7.46)        (2.87)
Valor patrimonial neto, final del periodo                         $89.71       $49.81        $58.84          $57.16        $59.53
Rendimiento total                                                 94.42%        1.07%        13.38%           9.28%        19.24%
Activo neto, final del periodo (en miles)                     $1,860,355   $1,035,868    $1,252,341      $1,741,316    $1,753,201
Promedio del activo neto durante el periodo (en miles)        $1,350,642   $1,174,220    $1,379,145      $1,822,801    $1,612,514
Relacion de gastos brutos a promedio del activo neto(1)            0.93%        0.94%         0.94%           0.89%         0.92%
Relacion de gastos netos a promedio del activo neto(1)             0.92%        0.93%         0.92%           0.88%         0.91%
Relacion de ingreso/(perdida) neta de inversiones
  a promedio del activo neto                                      (0.55%)      (0.29%)        0.11%          (0.33%)        0.29%
Tasa de movimiento de la cartera                                    104%          90%          146%            136%          113%

PARA UN ACCION EN CIRCULACION HASTA EL FINAL DE                                          JANUS WORLDWIDE FUND
CADA EJERCICIO FISCAL FINALIZADO EL 31 DE OCTUBRE DE                1999         1998          1997            1996          1995

Valor patrimonial neto, comienzo del periodo                      $41.52       $40.05        $34.60          $27.65        $27.00
Ingreso de operaciones de inversion:
  Ingreso (Perdida) neta de inversiones                              .02         1.26          (.08)            .49           .81
  Ganancias/(perdidas) netas sobre valores
     (tanto realizadas como no realizadas)                         17.51         3.01          7.73            7.79          1.39
Total de las operaciones de inversion                              17.53         4.27          7.65            8.28          2.20
Menos las reparticiones:
  Dividendos (de ingreso neto de inversiones)                       (.18)       (1.35)         (.15)           (.26)         (.54)
  Dividendos (excedente de ingreso neto de inversiones)               --           --            --              --            --
  Reparticiones (de las ganancias de capital)                         --        (1.45)        (2.05)          (1.07)        (1.01)
Reparticiones totales                                               (.18)       (2.80)        (2.20)          (1.33)        (1.55)
Valor patrimonial neto, final del periodo                         $58.87       $41.52        $40.05          $34.60        $27.65
Rendimiento total                                                 42.33%       11.40%        23.34%          31.00%         8.89%
Activo neto, final del periodo (en miles)                    $24,091,321  $13,931,990   $10,358,225      $4,467,185     $1,804,354
Promedio del activo neto durante el periodo (en miles)       $18,892,896  $13,078,350    $7,783,669      $2,953,495     $1,622,142
Relacion de gastos brutos a promedio del activo neto(1)            0.89%        0.92%         0.97%           1.02%          1.24%
Relacion de gastos netos a promedio del activo neto(1)             0.88%        0.90%         0.95%           1.01%          1.23%
Relacion de ingreso/(perdida) neta de inversiones
  a promedio del activo neto                                       0.07%        0.47%         0.65%           0.73%          0.99%
Tasa de movimiento de la cartera                                     68%          86%           79%             80%           142%

(1) Ver "Explicacion de Diagramas y Tablas".

Ver las Notas a los Estados Financieros.

70  Janus Equity Funds / 31 de octubre de 1999

                                                 NOTAS A LA LISTA DE INVERSIONES

EUR   Euro
GBP   Libra esterlina

  * Valor que no produce ingreso

 ** El custodio ha segregado una parte de este valor para cubrir los requisitos de segregacion de los contratos de divisas a plazo.

  + Los valores estan registrados conforme a la Regla 144A y pueden considerarse restringidos para la reventa.

ss. Los instrumentos se valoran a su justo valor segun se determinen de buena fe conforme a procedimientos establecidos por y bajo la Supervision de los Administradores Fiduciarios de los Fondos.

Los acuerdos de recompra mantenidos por un fondo estan plenamente garantizados, y dicha garantia esta en posesion del custodio del fondo. La garantia se evalua diariamente para asegurar que su valor de mercado exceda al valor de mercado de los acuerdos de recompra, incluyendo el interes acumulado. En el caso de incumplimiento de la obligacion de recompra, el fondo tiene derecho a liquidar la garantia y aplicar el producto a la satisfaccion de la obligacion. En el caso de incumplimiento o quiebra de la otra parte del acuerdo, la realizacion y/o retencion de la garantia o producto podra estar sujeta a un procedimiento judicial.

#La Ley de Companias de Inversion de 1940 define las filiales como aquellas companias en que un fondo mantiene 5% o mas de los valores en circulacion con derecho de voto. A continuacion sigue un resumen de las transacciones con cada una de estas filiales durante el periodo finalizado el 31 de octubre de 1999:

                                                                                            GANANCIA/                    VALOR DE
                                         COMPRAS                      VENTAS                (PERDIDA)     INGRESO DE      MERCADO
                                    ACCIONES     COSTO        ACCIONES         COSTO        REALIZADA     DIVIDENDOS    AL 31/10/99
------------------------------------------------------------------------------------------------------------------------------------
JANUS FUND
Adelphia Communications Corp.
  -- Clase A(1)                    3,351,471  $177,265,469             1              $46          ($11)          --    $183,074,049
Cadence Design Systems, Inc.              --            --    19,355,625      477,538,412    31,315,100           --              --
AMFM, Inc.(2)                             --            --     8,455,000      267,797,306    99,049,602           --              --
Comcast Corp. --
  Clase especial A(3)             2,771,090    91,567,187            --               --            --   $1,055,923   2,025,778,191
Cytec Industries, Inc.                    --            --     2,326,325       66,561,213    (6,639,292)          --      28,249,200
Federal-Mogul Corp.                   27,000     1,040,548       917,540       55,157,019   (18,006,427)      42,183      90,075,512
Infinity Broadcasting Corp.
  -- Clase A                       9,141,225   208,035,129       243,400        5,846,273        54,467           --     307,531,077
Linear Technology Corp.(4)                --            --       130,000        5,233,014       624,081    2,364,492   1,064,828,511
Maxim Integrated Products, Inc.      225,000     8,951,590            --               --            --           --     985,289,981
Meredith Corp.                            --            --     3,691,905      114,223,914    11,198,499      608,734              --
Robert Half International, Inc.      771,500    29,082,823     5,414,073      166,460,181   (34,009,305)          --              --
Univision Communications, Inc.
  -- Clase A                       1,072,785    48,747,000            --               --            --           --     450,037,957
------------------------------------------------------------------------------------------------------------------------------------
                                              $564,689,746                 $1,158,817,378   $83,586,714   $4,071,332  $5,134,864,478
------------------------------------------------------------------------------------------------------------------------------------
Janus Enterprise Fund
EduTrek International, Inc.          400,000    $2,467,575       600,000       $3,842,575       $57,425           --              --
------------------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Cellegy Pharmaceuticals, Inc.        720,000    $4,500,000           --                --            --           --      $5,961,600
------------------------------------------------------------------------------------------------------------------------------------
Janus Mercury Fund
Ocean Rig A.S.A.                          --            --    18,533,941      $24,702,588  ($20,074,556)          --              --
------------------------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund
British Telecommunications PLC     1,991,056   $33,873,268     1,991,056      $33,873,268   ($2,988,603)     $250,708             --
Le Groupe Videotron Itee           4,386,650    70,719,261            --               --            --        99,125    $62,628,085
------------------------------------------------------------------------------------------------------------------------------------
                                              $104,592,529                     33,873,268   ($2,988,603)     $349,833    $62,628,085
------------------------------------------------------------------------------------------------------------------------------------

(1) Adelphia Communications Corp. -- la Clase A adquirio a Century Communications Corp., a partir del 04/10/99.
(2) Cambio de razon social de Chancellor Media Corp. a AMFM, Inc., a partir del 14/07/99.
(3) Ajustado para el fraccionamiento de acciones de 2 por 1 el 06/05/99.
(4) Ajustado para el fraccionamiento de acciones de 2 por 1 el 22/02/99.

                                  Janus Equity Funds / 31 de octubre de 1999  71

NOTAS A LA LISTA DE INVERSIONES (continuacion)

                                                                                         GANANCIA/                    VALOR DE
                                           COMPRAS                    VENTAS             (PERDIDA)     INGRESO DE      MERCADO
                                   ACCIONES      COSTO        ACCIONES      COSTO        REALIZADA     DIVIDENDOS    AL 31/10/99
--------------------------------------------------------------------------------------------------------------------------------
Janus Special Situations Fund
Bally Total Fitness Holding Corp.   155,000   $3,916,927        30,000       $232,948        $457,041           --     $48,668,813
Exide Corp.                       2,137,235     35,505,206          --             --              --     $140,727      18,967,961
Magnum Hunter Resources, Inc.            --             --     100,000        600,000        (336,877)          --       5,682,445
Playboy Enterprises, Inc.           950,000     23,847,658          --             --              --           --      24,343,750
SBS Broadcasting S.A.(5)             42,500      1,315,626          --             --              --           --      49,352,187
                                  ---------   ------------  ----------   ------------    ------------   ----------    ------------
                                               $64,585,417                   $832,948        $120,164     $140,727    $147,015,156
                                  ---------   ------------  ----------   ------------    ------------   ----------    ------------
Janus Twenty Fund
Excite, Inc.                        827,000    $78,404,958     827,000    $78,404,958     $37,747,635           --              --
                                  ---------   ------------  ----------   ------------    ------------   ----------    ------------
Janus Venture Fund
EduTrek International, Inc.         600,000     $3,900,000     100,000       $650,000       ($573,846)          --        $406,250
Engineering Animation, Inc.          94,230      4,888,492     669,230     24,907,500     (14,233,138)          --              --
Enzon, Inc.                       1,952,500     20,207,543          --             --              --           --      57,232,656
Globix Corp.                        774,685     19,322,329          --             --              --           --      27,888,660
pcOrder.com, Inc. -- Clase A        229,255      9,756,820          --             --              --           --      11,348,122
School Specialty, Inc.              608,820     11,481,304          --             --              --           --      14,202,521
                                  ---------   ------------  ----------   ------------    ------------   ----------    ------------
                                               $69,556,488                $25,557,500    ($14,806,984)          --    $111,078,209
                                  ---------   ------------  ----------   ------------    ------------   ----------    ------------
Janus Worldwide Fund
Assa Abloy A.B. -- Clase B        2,776,784    $25,302,812     119,574     $3,808,126      $1,152,407   $1,412,010    $232,622,557
British Telecommunications PLC    8,417,455    143,202,821   8,417,455    143,202,821     (12,633,752)   1,059,902              --
Cellular Communications
   International, Inc.                   --             --     894,952     44,992,145      14,256,982           --              --
Getronics N.V.                    4,280,086    175,935,008     310,822     15,826,342        (297,861)   1,027,827     361,440,389
Securitas A.B. -- Clase B                --             --          --             --              --    1,622,074     234,166,486
Tecnost SpA                       2,173,238      3,592,859  11,742,900     15,819,599      13,626,132           --              --
                                  ---------   ------------  ----------   ------------    ------------   ----------    ------------
                                              $348,033,500               $223,649,033     $16,103,908   $5,121,813    $828,229,432
                                              ------------               ------------    ------------   ----------    ------------

(5) Cambio de razon social de Scandinavian Broadcasting System S.A. a SBS Broadcasting S.A., a partir del 28/12/98.

Ver las Notas a los Estados Financieros.

72  Janus Equity Funds / 31 de octubre de 1999

                                                 NOTAS A LOS ESTADOS FINANCIEROS

La siguiente seccion describe la organizacion y las principales politicas contables de los Fondos, y proporciona informacion mas detallada sobre las listas y tablas que aparecen en todo este informe. Adicionalmente, las Notas explican como operan los Fondos y los metodos empleados para preparar y presentar este informe.

1. ORGANIZACION Y PRINCIPALES POLITICAS CONTABLES

El Janus Investment Fund (el "Fideicomiso") esta registrado conforme a la Ley de Companias de Inversion de 1940 (la "Ley de 1940"), con el caracter de compania de administracion de inversiones de capital variable que no cobra comision. Catorce series de acciones ("Fondos de Renta Variable" o "Fondos") incluidas en este informe invierten sobre todo en valores de renta variable. Cada Fondo es diversificado conforme a la definicion de la Ley de 1940, con excepcion de los Fondos Janus Enterprise, Janus Global Life Sciences Fund, Janus Global Technology Fund, Janus Olympus, Janus Special Situations y Janus Twenty, los cuales no son diversificados.

El Janus Global Life Sciences Fund y el Janus Global Technology Fund iniciaron sus operaciones el 31 de diciembre de 1998. Los costos de organizacion fueron sufragados por Janus Capital Corp. (Janus Capital). Los Fondos han observado sistematicamente las politicas siguientes, las cuales se apegan a los principios contables generalmente aceptados en la industria de companias de inversion.

VALUACION DE LAS INVERSIONES
Las inversiones se valoran al precio de cierre de los valores negociados en una bolsa principal (estadounidense o extranjera) y en el Mercado Nacional NASDAQ. Los valores negociados en mercados extrabursatiles y los valores cotizados en bolsa organizada para los cuales no se declaran ventas, se valoran al precio comprador mas reciente obtenido de uno o mas corredores de bolsa que promuevan un mercado para dichos valores o por un servicio de fijacion de precios autorizado por los Administradores Fiduciarios de los Fondos. Los valores a corto plazo que venzan en un plazo de 60 dias se valoran al costo amortizado, el cual se aproxima al valor bursatil. Los instrumentos extranjeros son convertidos en dolares de los EE.UU. utilizando tipos de cambio al cierre de la Bolsa de Valores de Nueva York. Cuando las cotizaciones del mercado no esten disponibles facilmente, los instrumentos se valoran a su justo valor segun lo determinen de buena fe los Administradores Fiduciarios de los Fondos.

TRANSACCIONES DE INVERSION E INGRESO DE INVERSIONES
Las transacciones de inversion se contabilizan a partir de la fecha de compra o venta. El ingreso de inversiones se contabiliza en la fecha ex-dividendo. Ciertos dividendos de valores extranjeros se contabilizaran luego que se informe al Fideicomiso sobre el dividendo si tal informacion se obtiene con posterioridad a la fecha ex-dividendo. El ingreso de interes se contabiliza segun el metodo de acumulacion e incluye la amortizacion de descuentos y primas. Las ganancias y perdidas se determinan segun el costo identificado, que es la misma base utilizada a los fines del impuesto federal sobre la renta.

TRANSACCIONES DE DIVISAS A PLAZO Y CONTRATOS DE FUTUROS
Los Fondos celebran contratos de divisas a plazo para disminuir su exposicion a los cambios en los tipos de cambio de divisas en sus tenencias de carteras extranjeras y para inmovilizar el costo en dolares de los EE.UU. de los compromisos en firme de compra y venta de valores denominados en, o expuestos a, monedas extranjeras. Un contrato de compra o venta de divisas a plazo es un compromiso de comprar o vender una moneda extranjera en una fecha futura a un tipo de cambio negociado. La ganancia o perdida que resulte de la diferencia entre el costo en dolares de los EE.UU. del contrato original y el valor de la moneda extranjera en dolares de los EE.UU. al cierre de dicho contrato, se incluye en la partida de ganancias o perdidas realizadas netas de las transacciones en divisas.

Los contratos de divisas a plazo mantenidos por los Fondos estan plenamente garantizados por otros valores, los cuales se denotan en la lista de inversiones adjunta. Dicha garantia esta en posesion del custodio del Fondo. La garantia se evalua diariamente para asegurar que su valor bursatil sea equivalente o exceda al valor corriente de mercado de los contratos de divisas a plazo correspondientes.

Las ganancias y perdidas de divisas se calculan tambien sobre las cuentas por pagar y las cuentas por cobrar que se denominan en moneda extranjera. Las cuentas por pagar y las cuentas por cobrar estan relacionadas generalmente con las transacciones de valores y la renta.

Los contratos de futuros se ajustan diariamente al valor de mercado, y el margen de variacion resultante se contabiliza como ganancia o perdida no realizada. Cuando se cierra un contrato, se contabiliza una ganancia o perdida equivalente a la diferencia entre el valor de apertura y de cierre del contrato. Por lo general, los contratos de futuros y a plazo pendientes de ejecucion se ajustan al valor de mercado (en concreto, se tratan como si fueran realizados y sujetos a la reparticion) a los efectos del impuesto federal sobre la renta al cierre del ejercicio fiscal.

Los activos y contratos de divisas a plazo denominados en moneda extranjera pueden implicar mas riesgos que las transacciones nacionales, incluyendo el riesgo cambiario, el riesgo politico y economico, el riesgo de la reglamentacion y el riesgo de mercado. Pueden surgir riesgos resultantes de la posible incapacidad de una contraparte para cumplir con los terminos de un contrato y de los movimientos imprevistos del valor de las divisas extranjeras en relacion con el dolar estadounidense.

Los Fondos pueden celebrar "contratos de futuros" y "opciones" sobre valores, indices financieros y divisas, contratos a plazo, permutas ("swaps") de tipos de interes y productos relacionados con dichas permutas. Los Fondos se proponen usar tales instrumentos derivados como cobertura o proteccion contra movimientos adversos en los precios de los valores, los tipos de cambio de divisas o los tipos de interes. El uso de contratos de futuros y de opciones puede implicar riesgos tales como la posibilidad de mercados no liquidos o una correlacion imperfecta entre el valor de los contratos y los valores subyacentes, o que la contraparte no cumpla sus obligaciones.

OFERTAS PUBLICAS INICIALES
Los Fondos pueden invertir en ofertas iniciales publicas (initial public offerings, IPO). Las IPO y otras tecnicas de inversion pueden tener un impacto de rendimiento magnificado en un fondo con una base de activos pequena. Es posible que los Fondos no experimenten un rendimiento similar a medida que sus activos crezcan.


                                  Janus Equity Funds / 31 de octubre de 1999  73

NOTAS A LOS ESTADOS FINANCIEROS (continuacion)

ESTIMACIONES
La preparacion de los estados financieros de conformidad con principios contables generalmente aceptados requiere que la gerencia realice estimaciones y suposiciones que afectan al monto declarado de los activos y pasivos y a la revelacion de activos y pasivos contingentes a la fecha de los estados financieros, asi como a los montos declarados del ingreso y los gastos durante el periodo de rendicion del informe. Los resultados reales podrian diferir de esas estimaciones.

REPARTICIONES DE DIVIDENDOS Y GASTOS
Los dividendos de los Fondos Janus Balanced, Janus Equity
Income y Janus Growth and Income se declaran y reparten trimestralmente, y las ganancias de capital (si las hubiera) se reparten anualmente. Los once Fondos restantes por lo general declaran y reparten los dividendos y las ganancias de capital (si las hubiera) anualmente. Cada Fondo sufraga tanto los gastos incurridos especificamente en su nombre como una parte de los gastos generales.

IMPUESTOS FEDERALES SOBRE LA RENTA
Los Fondos se proponen repartir a los accionistas todo el ingreso de inversiones y las ganancias realizadas sujetas a impuestos, y cumplir por lo demas con el Codigo de Rentas Internas aplicable a las companias de inversion reguladas.


2. ACUERDO DE ASESORAMIENTO DE INVERSION Y OTRAS TRANSACCIONES CON AFILIADAS

El acuerdo de asesoramiento con los Fondos explica en detalle las comisiones que los Fondos deben pagar durante el periodo finalizado el 31 de octubre de 1999. Cada uno de los Fondos estuvo sujeto a la tarifa siguiente:

                             Promedio del Activo Neto           Porcentaje de
Tarifas                          Diario del Fondo              Tasa Anual (%)
-----------------------------------------------------------------------------
Fondos de renta variable         Primeros $300 millones              .75
                                 Siguientes $200 millones            .70
                                 Mas de $500 millones                .65
-----------------------------------------------------------------------------

Janus Service Corporation ("Janus Service"), subsidiaria en propiedad absoluta de Janus Capital, recibe una comision anual de 0.16% del promedio del activo neto por Fondo, mas $4.00 por cuenta de accionista (excluyendo los Fondos Janus, Janus Venture y Janus Overseas) por los servicios de agente de transferencias mas el reembolso de ciertos gastos accesorios menores (principalmente cargos de franqueo y cuentas de telefono).

Los funcionarios y ciertos administradores fiduciarios de los Fondos son tambien funcionarios y/o consejeros de Janus Capital; sin embargo, no reciben remuneracion de los Fondos.

Los gastos de los Fondos podran ser reducidos por creditos de corretaje voluntarios de un corredor no afiliado. Tales creditos son incluidos en las compensaciones de gastos y comisiones en el estado de operaciones. Las comisiones de corretaje pagadas al corredor no afiliado reducen ciertos gastos y comisiones del agente de transferencias.

DST Systems, Inc. (DST), filial de Janus Capital a traves de un grado de copropiedad, suministra a los Fondos sistemas contables para fondos y para accionistas. DST Securities, Inc., subsidiaria en propiedad absoluta de DST, ha sido designada como corredor de valores colocador con respecto a ciertas transacciones de la cartera. Las comisiones de corretaje pagadas a DST Securities, Inc., sirven para disminuir los gastos y las comisiones del agente de transferencias. A continuacion se indican las comisiones de corretaje pagadas, las comisiones reducidas y las comisiones netas pagadas a DST durante el ejercicio o periodo finalizado el 31 de octubre de 1999.

                                 Comisiones                Disminucion
                                  Pagadas a               de los gastos
                              DST Securities, Inc*           del Fondo*            Comisiones de DST
----------------------------------------------------------------------------------------------------
Janus Fund                         $460,621                 $345,465                $2,484,100
Janus Balanced Fund                   3,274                    2,456                   203,702
Janus Enterprise Fund                   917                      688                   242,389
Janus Equity Income Fund                 --                       --                   121,077
Janus Global Life Sciences Fund          --                       --                    78,126
Janus Global Technology Fund             --                       --                   234,277
Janus Growth and Income Fund         33,857                   25,393                   643,452
Janus Mercury Fund                   77,757                   58,318                   876,775
Janus Olympus Fund                    6,177                    4,633                   426,795
Janus Overseas Fund                   5,354                    4,015                   441,958
Janus Special Situations Fund        24,048                   18,036                   322,088
Janus Twenty Fund                    58,260                   43,695                 4,255,046
Janus Venture Fund                      878                      659                   322,810
Janus Worldwide Fund                197,404                  148,053                 1,352,663
----------------------------------------------------------------------------------------------------

*La diferencia entre las comisiones pagadas a DST Securities, Inc., y la disminucion de gastos constituyeron las comisiones pagadas a un corredor de compensaciones no afiliado.

74  Janus Equity Funds / 31 de octubre de 1999

3. IMPUESTO FEDERAL SOBRE LA RENTA

Las reparticiones del ingreso neto de inversiones y las repar-ticiones de las ganancias de capital se determinan conforme a reglamentos del impuesto sobre la renta que pueden ser diferentes a principios de contabilidad generalmente aceptados. Estas diferencias se deben a tratamientos diferentes para partidas tales como el diferimiento de ventas ficticias, transacciones en divisas a plazo, perdidas operativas netas y traslados de perdidas de capital a ejercicios futuros. Las partidas permanentes identificadas en el periodo finalizado el 31 de octubre de 1999 han sido reclasificadas entre los componentes del activo neto de la siguiente manera:

                                                 Ingreso neto          Ganancias y perdidas
                                                de inversiones           netas realizadas                Capital
                                                 no repartido             no repartidas                  pagado
--------------------------------------------------------------------------------------------------------------------
Janus Fund                                       $41,427,852           $(41,427,852)                         --
Janus Balanced Fund                                   60,084                (60,084)                         --
Janus Enterprise Fund                              7,573,624             (7,573,624)                         --
Janus Equity Income Fund                           (153,688)                 153,688                         --
Janus Global Life Sciences Fund                      774,640                      30                  (774,670)
Janus Global Technology Fund                       1,201,168             (1,201,168)                         --
Janus Growth and Income Fund                        (78,684)                  78,684                         --
Janus Mercury Fund                                20,626,305            (20,626,305)                         --
Janus Olympus Fund                                     (452)                     452                         --
Janus Overseas Fund                                1,446,066                 287,859                (1,733,925)
Janus Special Situations Fund                      7,613,638             (7,612,433)                     (1,205)
Janus Twenty Fund                                    137,466               (137,466)                         --
Janus Venture Fund                                 7,413,950             (7,413,950)                         --
Janus Worldwide Fund                             (2,063,070)               2,063,070                         --
--------------------------------------------------------------------------------------------------------------------

Los Fondos han optado por tratar las perdidas y las ganancias en los contratos de divisas a plazo como perdidas y ganancias de capital. Otras perdidas y ganancias de divisas en instrumentos de deuda son tratadas como ingreso ordinario a los fines del impuesto federal sobre la renta, conforme al Articulo 988 del Codigo de Rentas Internas.

Los traslados de perdida neta de capital indicados a continuacion al 31 de octubre de 1999, estan disponibles para compensar las ganancias de capital realizadas futuras y asi, mas se reducen las reparticiones de ganancias tributables. Estos traslados de perdidas a ejercicios posteriores expiran el 31 de octubre del 2007. El costo total de las inversiones y la composicion de la revalorizacion y la depreciacion no realizadas de los valores de inversion a los efectos del impuesto federal sobre la renta al 31 de octubre de 1999, son los siguientes:

                                     Traslados de perdida       Costo del     Revalorizacion   (Depreciacion)   Revalorizacion/
                                        neta de capital     impuesto federal   no realizada     no realizada    (depreciacion)
---------------------------------------------------------------------------------------------------------------------------------
Janus Fund                                     --           $22,678,664,531   $13,530,433,577   $(339,438,338)   $13,190,995,239
Janus Balanced Fund                            --             2,524,803,367       434,245,810     (70,320,447)       363,925,363
Janus Enterprise Fund                          --             1,595,207,699       802,648,570     (47,444,365)       755,204,205
Janus Equity Income Fund                       --               600,854,053       170,757,747     (16,677,716)       154,080,031
Janus Global Life Sciences Fund      $(5,781,052)               315,721,894        50,662,148     (10,260,161)        40,401,987
Janus Global Technology Fund                   --             2,338,013,226     1,008,938,377     (29,899,917)       979,038,460
Janus Growth and Income Fund                   --             4,019,469,034     1,852,618,478     (65,034,054)     1,787,584,424
Janus Mercury Fund                             --             6,707,652,660     2,436,276,046    (118,192,514)     2,318,083,532
Janus Olympus Fund                             --             2,555,186,086     1,328,159,562     (26,538,265)     1,301,621,297
Janus Overseas Fund                            --             3,812,236,967     1,982,199,206     (64,074,087)     1,918,125,119
Janus Special Situations Fund                  --               924,339,373       351,237,478     (74,954,592)       276,282,886
Janus Twenty Fund                              --            18,137,146,828    10,775,411,493     (75,515,409)    10,699,896,084
Janus Venture Fund                             --             1,054,410,116       891,819,777     (47,063,527)       844,756,250
Janus Worldwide Fund                           --            16,074,781,407     8,299,800,434    (207,092,140)     8,092,708,294
---------------------------------------------------------------------------------------------------------------------------------

Janus Worldwide Fund ha optado por traspasarle a los accionistas impuestos extranjeros en virtud de la Seccion 853. Los impuestos extranjeros pagados y la renta de fuentes extranjeras del Janus Worldwide Fund son de $13,303,460 y $100,197,989, respectivamente.

                                  Janus Equity Funds / 31 de octubre de 1999  75

EXPLICACION DE DIAGRAMAS Y TABLAS

1. Resumenes de desempeno

Las graficas de resumen de desempeno en las paginas anteriores comparan el desempeno de una inversion de $10,000 en cada Fondo (desde su inicio) con uno o mas indices de mercado de uso generalizado hasta el 31 de octubre de 1999.

Al comparar el desempeno de un Fondo con un indice, debe tenerse en cuenta que los indices de mercado no incluyen las comisiones de corretaje en que se incurriria si se comprara los valores individuales en el indice. Tampoco incluyen los impuestos pagaderos sobre los dividendos y el interes o los gastos de operacion incurridos si usted mantuviera una cartera invertida en el indice.

Se citan tambien para cada Fondo los promedios de los rendimientos totales anuales. El promedio del rendimiento total anual se calcula tomando el crecimiento o la disminucion del valor de una inversion durante un cierto plazo, incluyendo la reinversion de dividendos y reparticiones, y calculando luego la tasa porcentual anual compuesta que habria producido el mismo resultado si la tasa de crecimiento hubiera sido constante durante todo el periodo.

2. Listas de inversiones

Despues de la seccion de resumen de desempeno sigue la lista de inversiones de cada Fondo. En esta lista se indican las concentraciones por industria y los tipos de valores mantenidos en la cartera de cada Fondo al ultimo dia del periodo de rendicion del informe. Por lo general, los valores estan enumerados por tipo (acciones ordinarias, bonos de empresas, obligaciones del Gobierno de los EE.UU., etc.) y por clasificacion de industria (bancaria, de comunicaciones, de seguros, etc.).

El valor de mercado de cada instrumento se cotiza a partir del ultimo dia del periodo de rendicion del informe. El valor de los instrumentos denominados en moneda extranjera es convertido en dolares de los EE.UU.

Los fondos que invierten en valores extranjeros proporcionan tambien un resumen de inversiones por pais. En este resumen se indica la exposicion del Fondo a los distintos paises al proporcionarse el porcentaje de valores invertidos en cada pais.

2a. Contratos de divisas a plazo

A la Lista de Inversiones de cada Fondo sigue una tabla en la que se enumeran los contratos de divisas a plazo (si correspondiera). Los contratos de divisas a plazo son instrumentos que estipulan la entrega o recepcion de una cantidad fijada de antemano de divisas en una fecha futura. Estos contratos se utilizan como cobertura contra el riesgo cambiario en las tenencias a largo plazo del Fondo.

La tabla proporciona el nombre de la divisa, la fecha de liquidacion del contrato, el monto del contrato, el valor de la divisa en dolares de los EE.UU. y el monto de la ganancia o perdida no realizada. El monto de la ganancia o perdida no realizada refleja el cambio en los tipos de cambio de divisas desde el momento en que se abrio el contrato hasta el ultimo dia del periodo de rendicion del informe.

3. Estado de operaciones

Este estado detalla el ingreso, los gastos, las ganancias y las perdidas de los Fondos en las transacciones de valores y divisas, y la revalorizacion o depreciacion de las tenencias actuales en la cartera.

La primera partida de este estado, titulada "Ingreso de inversiones", indica los dividendos obtenidos de las acciones y el interes devengado de los valores que pagan interes en la cartera.

La partida que le sigue indica los gastos y las compensaciones de gastos incurridos por los Fondos, incluyendo el honorario de asesoramiento pagado al asesor de inversiones, las comisiones del agente de transferencias, los gastos de servicio a accionistas y de impresion y franqueo para el envio por correo de estados, informes financieros y folletos.

La ultima partida indica el aumento o disminucion del valor de los instrumentos mantenidos en las carteras de los Fondos. Los Fondos realizan una ganancia (o perdida) cuando venden su posicion en un instrumento determinado. Una ganancia (o perdida) no realizada se refiere al cambio en la apreciacion o depreciacion neta de las carteras de los Fondos durante el periodo. La "ganancia/(perdida) neta de las inversiones" se ve afectada tanto por los cambios en el valor de mercado de las tenencias en cartera como por las ganancias (o perdidas) realizadas durante el periodo de rendicion del informe.


76  Janus Equity Funds / 31 de octubre de 1999

4. Estado del activo y pasivo

A este estado se le denomina a menudo "balance general". En el se expresan los activos y pasivos de los Fondos en el ultimo dia del periodo de rendicion del informe.

Los activos de los Fondos se calculan agregando el valor de los instrumentos que se poseen, la cuenta por cobrar de los instrumentos vendidos pero no liquidados aun, la cuenta por cobrar de los dividendos declarados pero no recibidos aun de las acciones que se poseen y la cuenta por cobrar de las acciones del Fondo vendidas a los inversionistas pero no liquidadas aun. Los pasivos de los Fondos incluyen la cuentas por pagar de los valores comprados pero no liquidados aun, las acciones de los Fondos liquidadas pero no pagadas aun, y los gastos adeudados pero no desembolsados aun. Ademas, puede haber otros activos y pasivos tales como contratos de divisas a plazo.

El ultimo renglon de este estado indica el valor patrimonial neto (VPN) por accion de los Fondos en el ultimo dia del periodo de rendicion del informe. El VPN se calcula dividiendo los activos netos de los Fondos (activos menos pasivos) entre el numero de acciones en circulacion.

5. Estado de cambios en el activo neto

En este estado se expresa el aumento o la disminucion en el activo neto de los Fondos durante el periodo de rendicion del informe. Los cambios en el activo neto de los Fondos son atribuibles a las operaciones de inversiones, los dividendos, las reparticiones y las transacciones de capital en acciones. Esto es importante para los inversionistas pues les muestra exactamente que es lo que provoco el cambio de tamano del activo neto de los Fondos durante el periodo.

La primera partida resume la informacion del Estado de Operaciones relativa a los cambios en el activo neto por efecto del desempeno de inversion de los Fondos. El activo neto de los Fondos puede cambiar tambien en virtud de las reparticiones de dividendos y ganancias de capital a los inversionistas. Si los inversionistas reciben sus dividendos en efectivo, el dinero se toma del Fondo para pagar la reparticion. Si los inversionistas reinvierten sus dividendos, el activo neto de los Fondos no se vera afectado. Si se compara la partida "Disminucion neta de dividendos y reparticiones" de cada Fondo con la partida "Dividendos y reparticiones reinvertidos", se observara que las reparticiones de dividendos tuvieron poca repercusion en el activo neto de cada Fondo. Esto se debe a que la mayoria de los inversionistas de Janus reinvierten sus reparticiones.

La reinversion de dividendos se incluye bajo la partida "Transacciones de capital en acciones". "Capital en acciones" se refiere al dinero que los inversionistas aportan a los Fondos a traves de compras o que retiran por medio de liquidaciones. El valor neto del Fondo aumenta y disminuye a medida que los inversionistas compran y liquidan acciones del Fondo.

La partida titulada "El activo neto consta de:" desglosa los componentes del activo neto de los Fondos. Debido a que los Fondos deben repartir sustancialmente todas las ganancias, se observara que una parte importante del activo neto es capital contable.

                                  Janus Equity Funds / 31 de octubre de 1999  77

EXPLICACION DE DIAGRAMAS Y TABLES (continuacion)

6. Datos financieros mas importantes

Esta tabla proporciona un desglose por accion de los componentes que afectan al valor patrimonial neto (VPN) de los periodos de rendicion de informes pasados y vigentes. Esta tabla no solo le proporciona un rendimiento total sino que tambien indica las reparticiones totales, el tamano del activo, las relaciones de gastos y la tasa de movimiento de la cartera.

El primer renglon de la tabla refleja el VPN por accion de los Fondos al comienzo del periodo de rendicion del informe. El renglon siguiente indica el ingreso de inversiones por accion de los Fondos, que comprende los dividendos y el ingreso de interes obtenidos de los valores mantenidos por los Fondos. A esto le sigue el total de ganancias, realizadas y no realizadas. Posteriormente, se restan los dividendos y las reparticiones para llegar al VPN por accion al final del periodo.

Se incluyen tambien las relaciones de gastos de los Fondos, o el porcentaje del activo neto que se utilizo para cubrir los gastos de operacion durante el periodo. Las relaciones de gastos varian entre los Fondos por varios motivos, incluyendo las diferencias en los honorarios de administracion, el tamano promedio de las cuentas de accionistas, la frecuencia de los pagos de dividendos y el tamano de las inversiones extranjeras, las cuales conllevan mayores costos de transaccion.

Los gastos de los Fondos se pueden disminuir mediante acuerdos de disminucion de gastos. Estos acuerdos incluyen el uso de comisiones de corretaje, saldos de efectivo no invertidos que devengan interes o creditos de balance. El Estado de Operaciones refleja los gastos totales antes de cualquier compensacion semejante, el monto de la compensacion y los gastos netos. Las relaciones de gastos enumeradas en la seccion de Datos Financieros Mas Importantes reflejan los gastos totales tanto antes de toda compensacion de gastos como despues de las compensaciones.

La relacion de ingreso/(perdida) neta de inversiones resume el ingreso devengado dividido entre el promedio del activo neto de un Fondo durante el periodo de rendicion del informe. No debe confundirse esta relacion con la rentabilidad de un Fondo. La relacion de ingreso neto de inversiones no es una medicion fiel del rendimiento de un Fondo pues no toma en cuenta los dividendos repartidos a los inversionistas del Fondo.

La relacion siguiente es la tasa de movimiento de la cartera, que mide la actividad de compra y venta en las carteras de los Fondos. El movimiento de la cartera se ve afectado por las condiciones del mercado, los cambios en el tamano de un Fondo, la naturaleza de las inversiones del Fondo y el estilo de inversion del administrador de la cartera. Una tasa del 100% implica que un monto equivalente al valor de toda la cartera se rota en un ano; una tasa del 50% significa que un monto equivalente al valor de la mitad de la cartera se negocia en un ano; y una tasa del 200% significa que un monto equivalente al valor de la cartera se vende cada seis meses.


78  Janus Equity Funds / 31 de octubre de 1999

                                        INFORME DE LOS CONTADORES INDEPENDIENTES

A los Administradores Fiduciarios y los accionistas del Janus Investment Fund

En nuestra opinion, los estados de activos y pasivos, inclu- yendo las listas de inversiones y los estados relacionados de operaciones y de cambios en el activo neto y los datos financieros mas importantes, presentan razonablemente, en todos los respectos materiales, la posicion financiera del Janus Fund, Janus Balanced Fund, Janus Enterprise Fund, Janus Equity Income, Janus Global Life Sciences Fund, Global Technology Fund, Janus Growth and Income Fund, Janus Mercury Fund, Janus Olympus Fund, Janus Overseas Fund, Janus Special Situations Fund, Janus Twenty Fund, Janus Venture Fund y del Janus Worldwide Fund (catorce de las carteras que constituyen el Janus Investment Fund, de aqui en adelante denominados los "Fondos") al 31 de octubre de 1999, asi como los resultados de los operaciones de cada uno, los cambios de su activo neto y los datos financieros mas importantes correspondientes a los periodos indicados, de conformidad con los principios de contabilidad generalmente aceptados. Estos estados financieros y los datos financieros mas importantes (de aqui en adelante denominados "estados financieros") son la responsabilidad de la gerencia de los Fondos; nuestra responsabilidad es la de expresar una opinion sobre dichos estados financieros sobre la base de nuestras auditorias. Hemos llevado a cabo nuestras intervenciones de estos estados financieros de acuerdo con las normas de auditoria generalmente aceptadas, las cuales nos requieren que planifiquemos y llevemos a cabo la auditoria con el fin de obtener una certeza razonable sobre si los estados financieros estan libres de errores significativos. Una intervencion incluye examinar, a base de pruebas, evidencia que soporta los importes y las declaraciones en los estados financieros, la evaluacion de los principios de contabilidad utilizados y las estimaciones significativas hechas por la gerencia, asi como evaluar la presentacion en general de los estados financieros. Creemos que nuestras auditorias, las cuales incluyeron la confirmacion de los valores al 31 de octubre de 1999, mediante correspondencia con el custodio y corredores de bolsa, proveen una base razonable para la opinion expresada anteriormente.

PricewaterhouseCoopers LLP

/s/ PricewaterhouseCoopers LLP
------------------------------------
Denver, Colorado
2 de diciembre de 1999

                                          LA CUESTION DEL ANO 2000 (no auditado)

La preparacion para el Ano 2000 constituye una alta prioridad para Janus Capital, que ha establecido un grupo dedicado a abordar esta cuestion. Janus Capital ha dedicado considerables recursos internos y ha contratado a uno de los expertos mas destacados en este campo a fin de estar preparados para el Ano 2000. Janus Capital no preve que las cuestiones relacionadas con el Ano 2000 tendran un impacto importante en su capacidad para seguir prestando servicios a los Fondos a los niveles actuales; no obstante, Janus Capital no puede dar ninguna garantia de que las medidas que ha tomado para asegurar su preparacion para el Ano 2000 tendran exito. Ademas, no se puede garantizar en lo absoluto que las cuestiones del Ano 2000 no afectaran a las companias en las que los Fondos invierten o a los mercados y economias por todo el mundo.

                                  Janus Equity Funds / 31 de octubre de 1999  79

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